UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Extended Market Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.8%                          2,600    AeroVironment, Inc. (a)                                       $      59,436
                                            200    Aerosonic Corp. (a)                                                   1,570
                                          2,800    Argon ST, Inc. (a)                                                   74,088
                                          2,700    Armor Holdings, Inc. (a)                                            181,791
                                          3,200    Crane Co.                                                           129,344
                                          1,600    Cubic Corp.                                                          34,624
                                          2,633    DRS Technologies, Inc.                                              137,364
                                          1,500    EDO Corp.                                                            39,300
                                          2,300    ESCO Technologies, Inc. (a)                                         103,086
                                          1,200    EnPro Industries, Inc. (a)                                           43,260
                                          2,400    Esterline Technologies Corp. (a)                                     98,568
                                         15,900    Garmin Ltd. (f)                                                     860,985
                                          5,500    GenCorp, Inc. (a)(f)                                                 76,120
                                          1,792    Heico Corp. Class A                                                  56,179
                                          2,100    K&F Industries Holdings, Inc. (a)                                    56,553
                                          2,700    KVH Industries, Inc. (a)                                             25,164
                                          2,900    Kaman Corp. Class A                                                  67,599
                                            800    MTC Technologies, Inc. (a)                                           16,824
                                          7,500    SAIC, Inc. (a)                                                      129,900
                                            700    SatCon Technology Corp. (a)                                             910
                                            500    Spacehab, Inc. (a)                                                      290
                                         10,900    Spirit Aerosystems Holdings, Inc. Class A (a)                       347,165
                                          1,900    Teledyne Technologies, Inc. (a)                                      71,136
                                          9,634    Trimble Navigation Ltd. (a)                                         258,577
                                          3,300    Veeco Instruments, Inc. (a)                                          64,350
                                                                                                                 -------------
                                                                                                                     2,934,183
------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.7%                      2,100    AAR Corp. (a)                                                        57,876
                                         17,800    AMR Corp. (a)(j)                                                    542,010
                                          5,300    AirTran Holdings, Inc. (a)                                           54,431
                                          4,900    Aircastle Ltd.                                                      173,362
                                          1,500    Alaska Air Group, Inc. (a)                                           57,150
                                          2,300    Allegiant Travel Co. (a)                                             72,450
                                          2,100    Atlas Air Worldwide Holdings, Inc. (a)                              110,733
                                          1,200    Aviation General, Inc. (a)                                                0
                                          6,770    Continental Airlines, Inc. Class B (a)                              246,360
                                          2,495    EGL, Inc. (a)                                                        98,877
                                          1,600    ExpressJet Holdings, Inc. (a)                                         9,344
                                          3,200    Frontier Airlines Holdings, Inc. (a)(f)                              19,232
                                            700    Great Lakes Aviation Ltd. (a)                                         1,995
                                          7,402    Hawaiian Holdings, Inc. (a)                                          23,316
                                         12,375    JetBlue Airways Corp. (a)(f)                                        142,436
                                          1,600    LMI Aerospace, Inc. (a)                                              29,808
                                          1,400    MAIR Holdings, Inc. (a)                                               9,198
                                          2,000    Mesa Air Group, Inc. (a)                                             15,060
                                            800    Midwest Air Group, Inc. (a)                                          10,808
                                          2,200    PHI, Inc. (a)                                                        59,532
                                          2,900    Pinnacle Airlines Corp. (a)                                          50,141
                                          1,600    Republic Airways Holdings, Inc. (a)                                  36,736
                                          4,700    SkyWest, Inc.                                                       126,101
                                          2,300    TransDigm Group, Inc. (a)                                            83,674
                                          8,130    UAL Corp. (a)(f)                                                    310,322

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          6,259    US Airways Group, Inc. (a)                                    $     284,659
                                            200    Vanguard Airlines, Inc. (a)                                               0
                                                                                                                 -------------
                                                                                                                     2,625,611
------------------------------------------------------------------------------------------------------------------------------
Apparel - 1.0%                            2,450    Aeropostale, Inc. (a)                                                98,564
                                          3,400    Ashworth, Inc. (a)                                                   25,738
                                          8,150    bebe Stores, Inc.                                                   141,647
                                          1,800    Brown Shoe Co., Inc.                                                 75,600
                                          1,250    The Buckle, Inc.                                                     44,625
                                          3,500    CROCS, Inc. (a)                                                     165,375
                                          2,400    Cache, Inc. (a)                                                      42,600
                                          3,100    Carter's, Inc. (a)                                                   78,554
                                          1,400    Cherokee, Inc.                                                       60,284
                                            500    Citi Trends, Inc. (a)                                                21,370
                                          3,200    Columbia Sportswear Co.                                             199,392
                                            700    Deckers Outdoor Corp. (a)                                            49,714
                                            900    Dixie Group, Inc. (a)                                                10,827
                                            900    Escalade, Inc.                                                        8,433
                                            600    Finlay Enterprises, Inc. (a)                                          3,486
                                          4,217    Fossil, Inc. (a)                                                    111,624
                                          1,200    G-III Apparel Group, Ltd. (a)                                        22,860
                                          2,200    GSI Commerce, Inc. (a)                                               49,698
                                          6,000    Guess?, Inc.                                                        242,940
                                          2,100    Hartmarx Corp. (a)                                                   15,540
                                          2,900    Heelys, Inc. (a)(f)                                                  85,086
                                          4,581    Iconix Brand Group, Inc. (a)                                         93,452
                                          2,300    Innovo Group, Inc. (a)                                                2,392
                                          3,600    J. Crew Group, Inc. (a)                                             144,612
                                          1,856    Jos. A. Bank Clothiers, Inc. (a)                                     65,610
                                          3,200    K-Swiss, Inc. Class A                                                86,464
                                          1,600    Kellwood Co.                                                         46,928
                                          2,000    Kenneth Cole Productions, Inc. Class A                               51,340
                                            500    Lacrosse Footwear, Inc. (a)                                           7,795
                                          2,600    Maidenform Brands, Inc. (a)                                          59,982
                                            800    Mothers Work, Inc. (a)                                               26,512
                                          2,600    New York & Co. (a)                                                   41,054
                                          1,600    Oxford Industries, Inc.                                              79,104
                                          2,100    Perry Ellis International, Inc. (a)                                  67,179
                                          3,300    Phillips-Van Heusen Corp.                                           194,040
                                          1,000    Phoenix Footwear Group, Inc. (a)                                      4,550
                                          1,400    Quaker Fabric Corp. (a)                                               1,652
                                          7,100    Quiksilver, Inc. (a)                                                 82,360
                                          1,000    Rocky Brands, Inc. (a)                                               11,400
                                          2,700    Skechers U.S.A., Inc. Class A (a)                                    90,639
                                          2,400    Stage Stores, Inc.                                                   55,944
                                          2,100    Steven Madden Ltd.                                                   61,320
                                          2,400    Stride Rite Corp.                                                    36,936
                                          1,500    Superior Uniform Group, Inc.                                         19,230
                                            200    Tandy Brands Accessories, Inc.                                        2,626
                                          2,700    Timberland Co. Class A (a)                                           70,281
                                          1,400    True Religion Apparel, Inc. (a)(f)                                   22,736
                                          4,200    Under Armour, Inc. Class A (a)                                      215,460
                                          3,200    Unifi, Inc. (a)                                                       9,216

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          2,200    Volcom, Inc. (a)                                              $      75,592
                                          4,200    The Warnaco Group, Inc. (a)                                         119,280
                                            300    Weyco Group, Inc.                                                     7,794
                                          3,600    Wolverine World Wide, Inc.                                          102,852
                                            300    Xerium Technologies, Inc.                                             2,406
                                                                                                                 -------------
                                                                                                                     3,512,695
------------------------------------------------------------------------------------------------------------------------------
Banks - 3.9%                              1,000    Alabama National Bancorp.                                            70,810
                                            200    Ameriana Bancorp                                                      2,272
                                            400    American National Bankshares, Inc.                                    9,156
                                          2,200    AmericanWest Bancorp                                                 47,388
                                            720    Ameris Bancorp                                                       17,626
                                            700    Ames National Corp.                                                  14,777
                                            457    Arrow Financial Corp.                                                10,237
                                          9,259    Associated Banc-Corp.                                               311,102
                                          1,200    BCSB Bankcorp, Inc.                                                  18,120
                                          1,000    Bancfirst Corp.                                                      46,350
                                            400    The Bancorp, Inc. (a)                                                10,400
                                          5,500    BancorpSouth, Inc.                                                  134,475
                                          6,100    Bank Mutual Corp.                                                    69,357
                                            781    Bank of Granite Corp.                                                13,996
                                          3,500    Bank of Hawaii Corp.                                                185,605
                                          7,000    BankAtlantic Bancorp, Inc. Class A                                   76,720
                                          1,000    BankFinancial Corp.                                                  16,270
                                            200    Bar Harbor Bankshares                                                 6,440
                                            300    Berkshire Bancorp, Inc.                                               4,725
                                          3,800    Boston Private Financial Holdings, Inc.                             106,096
                                          3,799    Brookline Bancorp, Inc.                                              48,133
                                            500    Bryn Mawr Bank Corp.                                                 11,575
                                          2,800    CFS Bancorp, Inc.                                                    41,972
                                            300    Camden National Corp.                                                13,020
                                          1,100    Capital Bank Corp.                                                   18,975
                                            625    Capital City Bank Group, Inc.                                        20,813
                                            420    Capitol Bancorp Ltd.                                                 15,477
                                          6,640    Capitol Federal Financial                                           251,058
                                          4,800    Cardinal Financial Corp.                                             47,904
                                            210    Carrollton Bancorp                                                    3,715
                                          2,975    Cascade Bancorp                                                      77,142
                                          2,600    Centennial Bank Holdings, Inc. (a)                                   22,490
                                          2,846    Center Bancorp, Inc.                                                 44,426
                                            900    Center Financial Corp.                                               17,793
                                          1,300    Century Bancorp, Inc. Class A                                        34,489
                                          2,913    Chemical Financial Corp.                                             86,778
                                          2,333    Chittenden Corp.                                                     70,433
                                            606    Citizens & Northern Corp.                                            12,484
                                          7,085    Citizens Banking Corp.                                              157,004
                                          2,428    Citizens South Banking Corp.                                         30,326
                                          1,500    City Holding Co.                                                     60,675
                                          3,700    City National Corp.                                                 272,320
                                            450    CityBank                                                             14,400
                                            980    Clifton Savings Bancorp, Inc.                                        11,701
                                          1,250    CoBiz, Inc.                                                          24,888
                                         11,255    The Colonial BancGroup, Inc.                                        278,561

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                            500    Colony Bankcorp, Inc.                                         $      10,275
                                          2,030    Columbia Banking System, Inc.                                        68,472
                                            100    Comm Bancorp, Inc.                                                    4,941
                                          4,939    Commerce Bancshares, Inc.                                           238,603
                                          1,156    Commercial Bankshares, Inc.                                          56,505
                                            100    Commercial National Financial Corp.                                   1,880
                                          1,900    Community Bancorp (a)                                                58,425
                                          1,600    Community Bank System, Inc.                                          33,472
                                          1,205    Community Banks, Inc.                                                28,763
                                            880    Community Trust Bancorp, Inc.                                        31,882
                                          5,800    Corus Bankshares, Inc. (f)                                           98,948
                                          4,140    Cullen/Frost Bankers, Inc.                                          216,646
                                         15,050    Doral Financial Corp. (f)                                            24,682
                                          5,590    East-West Bancorp, Inc.                                             205,544
                                          1,400    EuroBancshares, Inc. (a)                                             12,684
                                            250    Exchange National Bancshares, Inc.                                    9,023
                                          2,985    FNB Corp., Pennsylvania                                              50,297
                                            300    FNB Corp., Virginia                                                  10,749
                                          1,406    FNB Financial Services Corp.                                         21,554
                                            300    FNB United Corp.                                                      5,025
                                            300    Farmers Capital Bank Corp.                                            8,763
                                          2,000    Financial Institutions, Inc.                                         40,140
                                            600    First Bancorp, North Carolina                                        12,828
                                          8,600    First BanCorp, Puerto Rico                                          114,036
                                            750    First Busey Corp.                                                    16,073
                                          3,500    First Cash Financial Services, Inc. (a)                              77,980
                                          3,000    First Charter Corp.                                                  64,500
                                            700    First Citizens BancShares, Inc. Class A                             140,700
                                          4,100    First Commonwealth Financial Corp.                                   48,175
                                          1,200    First Federal Bancshares of Arkansas, Inc.                           27,960
                                          4,910    First Financial Bancorp                                              74,190
                                            666    First Financial Bankshares, Inc.                                     27,852
                                            326    First Financial Service Corp.                                         9,353
                                            600    First M&F Corp.                                                      11,040
                                            815    First Merchants Corp.                                                19,332
                                          4,475    First Midwest Bancorp, Inc.                                         164,456
                                          1,512    First Mutual Bancshares, Inc.                                        32,689
                                          8,706    First Niagara Financial Group, Inc.                                 121,100
                                            200    The First of Long Island Corp.                                        8,828
                                            600    First Regional Bancorp (a)                                           17,820
                                          2,870    First Republic Bank                                                 154,119
                                            600    First South Bancorp, Inc. (f)                                        18,414
                                          3,000    First State Bancorp.                                                 67,650
                                          6,200    FirstMerit Corp.                                                    130,882
                                          3,400    Franklin Bank Corp. (a)                                              60,758
                                          1,900    Frontier Financial Corp.                                             47,405
                                         12,111    Fulton Financial Corp.                                              175,973
                                            661    German American Bancorp, Inc.                                         8,785
                                            600    Great Southern Bancorp, Inc.                                         17,568
                                          4,264    Greater Bay Bancorp                                                 114,659
                                            456    Greater Community Bancorp                                             7,930
                                          1,600    Hancock Holding Co.                                                  70,368

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          2,856    Hanmi Financial Corp.                                         $      54,435
                                          1,698    Harleysville National Corp.                                          30,258
                                            700    Heritage Commerce Corp.                                              17,843
                                          1,200    Home Federal Bancorp                                                 35,064
                                            625    Horizon Financial Corp.                                              13,800
                                          2,100    Independent Bank Corp.                                               69,174
                                          2,200    Integra Bank Corp.                                                   49,038
                                          2,175    Internet Capital Group, Inc. (a)                                     23,272
                                          1,200    Intervest Bancshares Corp. (a)                                       34,440
                                          1,500    Irwin Financial Corp.                                                27,960
                                          2,500    Jefferson Bancshares, Inc.                                           31,950
                                          4,500    Kearny Financial Corp.                                               64,710
                                            500    LSB Bancshares, Inc.                                                  7,325
                                            500    Lakeland Financial Corp.                                             11,350
                                            250    MASSBANK Corp.                                                        8,200
                                            750    Macatawa Bank Corp.                                                  13,800
                                            801    MainSource Financial Group, Inc.                                     13,601
                                          1,115    Mercantile Bank Corp.                                                36,215
                                            350    Merchants Bancshares, Inc.                                            8,011
                                          1,400    Mid-State Bancshares                                                 51,366
                                          1,000    Midwest Banc Holdings, Inc.                                          17,710
                                          1,460    NBT Bancorp, Inc.                                                    34,208
                                          3,100    Nara Bancorp, Inc.                                                   54,281
                                          1,733    National Penn Bancshares, Inc.                                       32,754
                                          6,500    NetBank, Inc.                                                        14,365
                                          5,900    NewAlliance Bancshares, Inc.                                         95,639
                                          2,000    North Valley Bancorp                                                 50,260
                                            300    Northern States Financial Corp.                                       6,300
                                            157    Norwood Financial Corp.                                               4,900
                                            700    OceanFirst Financial Corp.                                           12,145
                                            875    Ohio Valley Banc Corp.                                               22,103
                                          4,332    Old National Bancorp                                                 78,756
                                          1,800    Old Second Bancorp, Inc.                                             49,320
                                            546    Omega Financial Corp.                                                15,566
                                          1,394    Oriental Financial Group                                             16,421
                                          2,060    PFF Bancorp, Inc.                                                    62,480
                                          1,000    Pamrapo Bancorp, Inc.                                                22,501
                                            830    Park National Corp.                                                  78,418
                                            300    Parkvale Financial Corp.                                              8,763
                                            563    Peapack-Gladstone Financial Corp.                                    17,155
                                          2,600    PennFed Financial Services, Inc.                                     56,342
                                            400    Pennsylvania Commerce Bancorp, Inc. (a)                              11,392
                                            200    Peoples Bancorp                                                       3,814
                                            595    Peoples Bancorp, Inc.                                                15,714
                                            242    Peoples Bancorp of North Carolina, Inc.                               6,486
                                          1,120    Peoples Banctrust Co., Inc.                                          21,269
                                         10,913    People's Bank                                                       484,537
                                          1,200    Peoples Financial Corp.                                              30,336
                                            380    Pinnacle Financial Partners, Inc. (a)                                11,594
                                          2,900    Placer Sierra Bancshares                                             78,474
                                         23,639    Popular, Inc.                                                       391,462

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          2,000    Porter Bancorp, Inc.                                          $      45,220
                                          1,650    Preferred Bank                                                       64,696
                                          1,300    Premier Community Bankshares                                         42,536
                                          2,500    PrivateBancorp, Inc.                                                 91,400
                                          4,200    Prosperity Bancshares, Inc.                                         145,908
                                          3,356    Provident Bankshares Corp.                                          110,278
                                          5,403    Provident New York Bancorp                                           76,452
                                          3,100    Prudential Bancorp, Inc. of Pennsylvania                             42,067
                                          1,348    Republic Bancorp, Inc. Class A                                       30,478
                                          2,860    Republic First Bancorp, Inc. (a)                                     36,837
                                          1,300    Rockville Financial, Inc.                                            19,539
                                            785    Royal Bancshares of Pennsylvania Class A                             18,644
                                          1,500    S&T Bancorp, Inc.                                                    49,560
                                          6,000    S1 Corp. (a)                                                         36,000
                                          2,775    SVB Financial Group (a)                                             134,837
                                            210    SY Bancorp, Inc.                                                      5,221
                                            750    Sandy Spring Bancorp, Inc.                                           25,980
                                            188    Savannah Bancorp, Inc.                                                5,057
                                          2,870    Seacoast Banking Corp. of Florida                                    65,063
                                            450    Shore Bancshares, Inc.                                               11,903
                                          3,200    Signature Bank (a)                                                  104,128
                                            500    Simmons First National Corp. Class A                                 15,035
                                          9,204    Sky Financial Group, Inc.                                           247,219
                                          7,155    The South Financial Group, Inc.                                     176,872
                                            500    Southside Bancshares, Inc.                                           11,455
                                          1,900    Southwest Bancorp, Inc.                                              48,811
                                            132    Southwest Georgia Financial Corp.                                     2,594
                                            725    State Bancorp, Inc.                                                  14,297
                                          2,605    Sterling Bancorp                                                     47,151
                                          7,125    Sterling Bancshares, Inc.                                            79,658
                                            700    Suffolk Bancorp                                                      22,596
                                            500    Summit Financial Group, Inc.                                         10,425
                                          1,188    Sun Bancorp, Inc. (a)                                                22,085
                                          1,000    Superior Bancorp (a)                                                 10,800
                                          4,872    Susquehanna Bancshares, Inc.                                        112,982
                                          9,890    TCF Financial Corp.                                                 260,700
                                         16,614    TD Banknorth, Inc.                                                  534,306
                                          3,300    Texas Capital Bancshares, Inc. (a)                                   67,650
                                            632    Tompkins Trustco, Inc.                                               26,455
                                            900    Trico Bancshares                                                     21,303
                                          5,260    TrustCo Bank Corp. NY                                                50,391
                                          3,400    Trustmark Corp.                                                      95,336
                                          8,450    UCBH Holdings, Inc.                                                 157,339
                                          2,620    UMB Financial Corp.                                                  98,931
                                          1,183    USB Holding Co., Inc.                                                26,842
                                          4,536    Umpqua Holdings Corp.                                               121,429
                                            750    Union Bankshares Corp.                                               19,455
                                         11,300    UnionBanCal Corp.                                                   716,646
                                            336    United Bancorp, Inc.                                                  3,427
                                          3,400    United Bankshares, Inc.                                             119,102
                                          1,632    United Community Financial Corp.                                     18,034
                                          1,800    United Western Bancorp, Inc.                                         42,984

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          8,202    Valley National Bancorp                                       $     207,101
                                          2,300    Vineyard National Bancorp                                            52,992
                                          2,546    Virginia Commerce Bancorp (a)                                        55,121
                                            450    Virginia Financial Group, Inc.                                       11,668
                                            900    WSFS Financial Corp.                                                 58,032
                                            800    Washington Trust Bancorp, Inc.                                       21,448
                                          1,300    WesBanco, Inc.                                                       40,131
                                            800    West Coast Bancorp                                                   25,576
                                          2,500    Westamerica Bancorp.                                                120,425
                                          1,300    Western Alliance Bancorp (a)                                         40,352
                                          6,125    Whitney Holding Corp.                                               187,302
                                          5,200    Wilmington Trust Corp.                                              219,284
                                          2,300    Wilshire Bancorp, Inc.                                               37,720
                                          2,550    Wintrust Financial Corp.                                            113,755
                                          1,500    Yardville National Bancorp                                           54,465
                                                                                                                 -------------
                                                                                                                    13,977,933
------------------------------------------------------------------------------------------------------------------------------
Business Machines - 1.4%                 26,290    3Com Corp. (a)                                                      102,794
                                          2,200    3D Systems Corp. (a)(f)                                              48,202
                                          3,700    ActivIdentity Corp. (a)                                              18,685
                                         14,200    Adaptec, Inc. (a)                                                    54,954
                                            500    American Railcar Industries, Inc.                                    14,905
                                          5,000    American Software Class A                                            40,250
                                          1,600    Analogic Corp.                                                      100,608
                                          2,600    Arbitron, Inc.                                                      122,070
                                          2,615    Avici Systems, Inc. (a)                                              29,863
                                          3,400    Avocent Corp. (a)                                                    91,698
                                         27,440    BEA Systems, Inc. (a)                                               318,030
                                          1,700    Black Box Corp.                                                      62,118
                                         11,200    Borland Software Corp. (a)                                           59,024
                                            600    California First National Bancorp                                     7,890
                                          1,750    Charles & Colvard Ltd.                                               10,990
                                            700    Communication Intelligence (a)                                          158
                                          1,900    Computer Horizons Corp.                                               1,425
                                          3,900    Concurrent Computer Corp. (a)                                         6,123
                                          9,200    Convera Corp. (a)(f)                                                 28,888
                                          3,375    Cray, Inc. (a)                                                       46,541
                                          4,500    Diebold, Inc.                                                       214,695
                                            900    Digi International, Inc. (a)                                         11,430
                                          3,600    Digital Lightwave, Inc. (a)                                             738
                                          2,300    Emageon, Inc. (a)                                                    25,300
                                          4,551    Fair Isaac Corp.                                                    176,033
                                          5,000    Flow International Corp. (a)                                         53,700
                                         12,000    Foundry Networks, Inc. (a)                                          162,840
                                         17,400    Gateway, Inc. (a)                                                    38,106
                                          2,900    Hanger Orthopedic Group, Inc. (a)                                    33,843
                                          3,100    Hypercom Corp. (a)                                                   18,476
                                          8,000    IKON Office Solutions, Inc.                                         114,960
                                          4,300    Immersion Corp. (a)                                                  38,786
                                          4,800    Input/Output, Inc. (a)                                               66,144
                                         10,670    Integrated Device Technology, Inc. (a)                              164,531
                                          2,200    InterVoice, Inc. (a)                                                 14,608
                                          3,060    Iomega Corp. (a)                                                     11,475

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          1,400    iRobot Corp. (a)(f)                                           $      18,298
                                          6,000    LTX Corp. (a)                                                        36,720
                                          2,100    Lantronix, Inc. (a)                                                   3,360
                                          5,500    MIPS Technologies, Inc. (a)                                          49,115
                                            200    MTI Technology Corp. (a)                                                156
                                         14,149    Microchip Technology, Inc.                                          502,714
                                          3,300    Micros Systems, Inc. (a)                                            178,167
                                          6,200    Napster, Inc. (a)                                                    25,668
                                          7,500    Network Engines, Inc. (a)                                            15,150
                                          3,100    Omnicell, Inc. (a)                                                   64,852
                                          1,000    PAR Technology Corp. (a)                                              9,920
                                          7,226    Palm, Inc. (a)                                                      131,007
                                          3,385    Premiere Global Services, Inc. (a)                                   37,980
                                          3,100    Rackable Systems, Inc. (a)                                           52,607
                                            700    Rimage Corp. (a)                                                     18,137
                                          8,043    Salesforce.com, Inc. (a)                                            344,401
                                          3,000    ScanSource, Inc. (a)                                                 80,520
                                          2,200    Sigma Designs, Inc. (a)                                              57,772
                                          2,600    Spatialight, Inc. (a)(f)                                                962
                                            445    SumTotal Systems, Inc. (a)                                            3,551
                                          5,855    Sybase, Inc. (a)                                                    148,014
                                          4,300    Tech Data Corp. (a)                                                 153,983
                                         16,000    Total System Services, Inc.                                         509,600
                                            940    Transact Technologies, Inc. (a)                                       6,542
                                          5,500    VeriFone Holdings, Inc. (a)                                         202,015
                                          3,250    Web.com, Inc. (a)                                                    14,235
                                          3,100    White Electronic Designs Corp. (a)                                   20,646
                                                                                                                 -------------
                                                                                                                     4,996,973
------------------------------------------------------------------------------------------------------------------------------
Business Services - 10.0%                 2,840    24/7 Real Media, Inc. (a)                                            22,805
                                          1,000    4Kids Entertainment, Inc. (a)                                        18,920
                                          2,900    ABM Industries, Inc.                                                 76,531
                                          3,400    AMICAS, Inc. (a)                                                      9,656
                                          3,020    AMN Healthcare Services, Inc. (a)                                    68,312
                                         11,100    Aastrom Biosciences, Inc. (a)                                        15,207
                                         61,100    Accenture Ltd. Class A                                            2,354,794
                                          3,700    Actuate Corp. (a)                                                    19,314
                                             40    Adept Technology, Inc. (a)                                              310
                                          4,590    Adesa, Inc.                                                         126,822
                                          1,800    Administaff, Inc.                                                    63,360
                                          1,900    Advent Software, Inc. (a)                                            66,253
                                          1,900    The Advisory Board Co. (a)                                           96,178
                                          3,360    Affymetrix, Inc. (a)                                                101,035
                                          3,300    Agile Software Corp. (a)                                             22,935
                                         11,800    Akamai Technologies, Inc. (a)                                       589,056
                                          3,400    Alfacell Corp. (a)(f)                                                 4,726
                                          4,800    Alliance Data Systems Corp. (a)                                     295,776
                                          1,000    The Allied Defense Group, Inc. (a)                                    8,550
                                          3,100    Allied Healthcare International, Inc. (a)                             9,455
                                          1,600    Alnylam Pharmaceuticals, Inc. (a)                                    28,800
                                          2,500    Alteon, Inc. (a)                                                        250
                                          2,800    Altiris, Inc. (a)                                                    92,148
                                            600    Ambassadors International, Inc.                                      27,684

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          2,660    American Ecology Corp.                                        $      51,099
                                             48    American Independence Corp. (a)                                         503
                                          2,200    American Reprographics Co. (a)                                       67,738
                                          1,400    American Superconductor Corp. (a)(f)                                 18,858
                                            200    Analysts International Corp. (a)                                        390
                                            700    Angelica Corp.                                                       19,278
                                          2,600    Ansoft Corp. (a)                                                     82,264
                                          2,600    Answerthink, Inc. (a)                                                 8,502
                                          2,600    Ansys, Inc. (a)                                                     132,002
                                          4,845    aQuantive, Inc. (a)                                                 135,224
                                          4,700    Arbinet-thexchange, Inc. (a)                                         29,704
                                          4,154    Ariba, Inc. (a)                                                      39,048
                                          6,271    Art Technology Group, Inc. (a)                                       14,549
                                          3,900    Aspen Technology, Inc. (a)                                           50,700
                                            940    Atari, Inc. (a)                                                       3,111
                                          2,600    Audible, Inc. (a)                                                    27,014
                                          2,000    Authentidate Holding Corp. (a)                                        2,900
                                          4,400    The BISYS Group, Inc. (a)                                            50,424
                                              1    BPO Management Services, Inc.                                             1
                                          1,150    BSQUARE Corp. (a)                                                     5,049
                                          1,800    Bankrate, Inc. (a)(f)                                                63,432
                                            102    Baran Group Ltd.                                                      1,805
                                            600    Barrett Business Services                                            13,830
                                         12,400    BearingPoint, Inc. (a)                                               94,984
                                          1,848    Blackbaud, Inc.                                                      45,128
                                          2,900    Blackboard, Inc. (a)                                                 97,527
                                          1,670    Blue Coat Systems, Inc. (a)                                          61,339
                                            100    Bottomline Technologies, Inc. (a)                                     1,090
                                          2,100    Bowne & Co., Inc.                                                    33,033
                                          2,600    Bright Horizons Family Solutions, Inc. (a)                           98,150
                                          3,400    The Brink's Co.                                                     215,730
                                         26,557    Brocade Communications Systems, Inc. (a)                            252,823
                                          7,000    Brookdale Senior Living, Inc.                                       312,620
                                          1,800    CACI International, Inc. Class A (a)                                 84,348
                                          7,845    CBIZ, Inc. (a)                                                       55,700
                                          1,200    CDI Corp.                                                            34,704
                                          5,745    CDW Corp.                                                           352,915
                                          2,100    COMSYS IT Partners, Inc. (a)                                         41,790
                                            900    CRA International, Inc. (a)                                          46,962
                                          3,965    CSG Systems International, Inc. (a)                                  99,204
                                             46    Callwave, Inc. (a)                                                      132
                                          1,900    Capella Education Co. (a)                                            63,726
                                          6,968    Career Education Corp. (a)                                          212,524
                                          4,500    Carreker Corp. (a)                                                   36,090
                                          3,800    Casella Waste Systems, Inc. (a)                                      37,088
                                          2,400    Catalina Marketing Corp.                                             75,792
                                          1,000    Catapult Communications Corp. (a)                                     9,740
                                          2,400    Cbeyond Communications, Inc. (a)                                     70,392
                                          3,550    Cell Genesys, Inc. (a)                                               14,910
                                          9,900    Ceridian Corp. (a)                                                  344,916
                                          5,800    Cerner Corp. (a)                                                    315,810
                                          6,390    CheckFree Corp. (a)                                                 237,005

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          2,300    Chemed Corp.                                                  $     112,608
                                          3,100    Chipotle Mexican Grill, Inc. Class A (a)(f)                         192,510
                                          4,533    ChoicePoint, Inc. (a)                                               169,670
                                          1,720    Chordiant Software, Inc. (a)                                         17,802
                                          3,800    Ciber, Inc. (a)                                                      29,906
                                              1    Cicero, Inc. (a)                                                          1
                                          1,900    Clean Harbors, Inc. (a)                                              85,918
                                         25,800    Clear Channel Outdoor Holdings, Inc. Class A (a)                    678,798
                                         14,000    Clearwire Corp. Class A (a)                                         286,580
                                          4,400    Cogent Communications Group, Inc. (a)                               103,972
                                          7,800    Cogent, Inc. (a)                                                    104,910
                                          1,700    Collectors Universe, Inc.                                            23,817
                                          4,100    Commvault Systems, Inc. (a)                                          66,420
                                          1,300    Computer Programs & Systems, Inc.                                    34,866
                                          4,200    Concur Technologies, Inc. (a)                                        73,332
                                          7,450    Copart, Inc. (a)                                                    208,675
                                          7,406    Corillian Corp. (a)                                                  36,956
                                          6,835    Corinthian Colleges, Inc. (a)                                        93,981
                                            800    Cornell Cos., Inc. (a)                                               16,176
                                          2,900    Corporate Executive Board Co.                                       220,284
                                          1,300    CoStar Group, Inc. (a)                                               58,084
                                            337    Courier Corp.                                                        13,167
                                          3,600    Covansys Corp. (a)                                                   88,848
                                          3,181    Credit Acceptance Corp. (a)                                          86,491
                                          3,600    Cross Country Healthcare, Inc. (a)                                   65,628
                                          8,400    CuraGen Corp. (a)                                                    25,872
                                          1,900    CyberSource Corp. (a)                                                23,769
                                            440    DG FastChannel, Inc. (a)                                              7,317
                                          4,800    DST Systems, Inc. (a)                                               360,960
                                            100    Deltathree, Inc. Class A (a)                                            175
                                          4,000    Deluxe Corp.                                                        134,120
                                          2,600    Dendrite International, Inc. (a)                                     40,716
                                          3,100    DeVry, Inc.                                                          90,985
                                          4,100    Digimarc Corp. (a)                                                   41,451
                                          2,500    Digital River, Inc. (a)                                             138,125
                                         20,134    Discovery Holding Co. (a)                                           385,163
                                          6,500    Diversa Corp. (a)(f)                                                 50,765
                                          3,000    DivX, Inc. (a)(f)                                                    60,120
                                          2,300    Dollar Financial Corp. (a)                                           58,190
                                          3,900    Dot Hill Systems Corp. (a)                                           14,235
                                          3,200    Double-Take Software, Inc. (a)                                       43,232
                                          3,600    Dun & Bradstreet Corp.                                              328,320
                                          8,800    Dyax Corp. (a)                                                       36,256
                                          1,800    EPIQ Systems, Inc. (a)                                               36,684
                                          1,775    EVCI Career Colleges Holding Corp. (a)                                  923
                                         11,900    EarthLink, Inc. (a)                                                  87,465
                                             10    EasyLink Services Corp. (a)                                              50
                                          2,500    Echelon Corp. (a)                                                    26,350
                                          2,600    Eclipsys Corp. (a)                                                   50,102
                                          1,200    eCollege.com, Inc. (a)                                               21,540
                                            600    Ediets.Com, Inc. (a)                                                  2,280
                                            700    Educate, Inc. (a)                                                     5,362

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          3,100    eFunds Corp. (a)                                              $      82,646
                                             20    Egain Communications Corp. (a)                                           22
                                             40    eLoyalty Corp. (a)                                                      760
                                          4,200    Embarcadero Technologies, Inc. (a)                                   29,022
                                         13,892    Emdeon Corp. (a)                                                    210,186
                                          6,800    Encysive Pharmaceuticals, Inc. (a)                                   18,428
                                          2,300    Ennis, Inc.                                                          61,548
                                          4,200    Entrust, Inc. (a)                                                    16,926
                                          6,400    Epicor Software Corp. (a)                                            89,024
                                          2,975    eResearch Technology, Inc. (a)                                       23,384
                                          2,945    Euronet Worldwide, Inc. (a)                                          79,103
                                              2    Evolve Software, Inc. (a)                                                 0
                                          3,200    Evolving Systems, Inc. (a)                                            6,144
                                          9,700    Exelixis, Inc. (a)                                                   96,418
                                          3,000    ExlService Holdings, Inc. (a)                                        61,890
                                            900    Exponent, Inc. (a)                                                   17,955
                                          2,300    F5 Networks, Inc. (a)                                               153,364
                                          1,600    FTD Group, Inc.                                                      26,448
                                          2,050    FTI Consulting, Inc. (a)                                             68,860
                                          3,350    Factset Research Systems, Inc.                                      210,548
                                          2,800    FalconStor Software, Inc. (a)                                        29,176
                                          3,700    First Advantage Corp. Class A (a)                                    88,689
                                          3,600    First Consulting Group, Inc. (a)                                     32,760
                                            108    Five Star Quality Care, Inc. (a)                                      1,110
                                          1,300    Forrester Research, Inc. (a)                                         36,868
                                          3,300    Franklin Covey Co. (a)                                               26,070
                                          2,200    G&K Services, Inc. Class A                                           79,816
                                          3,900    GP Strategies Corp. (a)                                              35,490
                                          1,103    GSE Systems, Inc. (a)                                                 7,004
                                          1,700    GTSI Corp. (a)                                                       18,700
                                          3,160    Gaiam, Inc. (a)                                                      49,738
                                          3,300    Gentiva Health Services, Inc. (a)                                    66,561
                                          1,800    The Geo Group, Inc. (a)                                              81,576
                                          2,700    Gevity HR, Inc.                                                      53,298
                                            100    Gliatech, Inc. (a)                                                        0
                                          3,900    Global Cash Access, Inc. (a)                                         65,091
                                          4,100    Global Imaging Systems, Inc. (a)                                     79,950
                                          6,320    Global Payments, Inc.                                               215,259
                                          1,800    Greenfield Online, Inc. (a)                                          28,620
                                          3,300    Guidance Software, Inc. (a)                                          39,732
                                          5,300    Gulfport Energy Corp. (a)                                            70,808
                                          6,400    Hansen Natural Corp. (a)                                            242,368
                                          7,900    Harris Interactive, Inc. (a)                                         47,637
                                          3,000    Harris Stratex Networks, Inc. Class A (a)                            57,570
                                          4,300    Harte-Hanks, Inc.                                                   118,637
                                          1,900    Heidrick & Struggles International, Inc. (a)                         92,055
                                          7,220    Hewitt Associates, Inc. Class A (a)                                 211,041
                                          2,100    Horizon Health Corp. (a)                                             41,055
                                          2,600    Hudson Highland Group, Inc. (a)                                      40,534
                                          1,700    Huron Consulting Group, Inc. (a)                                    103,428
                                          4,879    Hyperion Solutions Corp. (a)                                        252,879
                                          2,300    i2 Technologies, Inc. (a)                                            55,200

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                            800    ICT Group, Inc. (a)                                           $      14,000
                                          3,400    IHS, Inc. Class A (a)                                               139,774
                                          3,210    ITT Educational Services, Inc. (a)                                  261,583
                                          2,000    Idenix Pharmaceuticals, Inc. (a)(f)                                  14,600
                                          7,300    iGate Corp. (a)                                                      60,152
                                          2,800    I-many, Inc. (a)                                                      5,572
                                            500    Imergent, Inc. (f)                                                    9,730
                                          1,000    Infinity Pharmaceuticals, Inc. (a)                                   12,040
                                          1,600    Infocrossing, Inc. (a)                                               23,792
                                          3,900    InFocus Corp. (a)                                                    10,920
                                          4,800    Informatica Corp. (a)                                                64,464
                                          2,700    Inforte Corp. (a)                                                     9,369
                                          2,940    InfoSpace, Inc. (a)                                                  75,470
                                          3,200    infoUSA, Inc.                                                        30,784
                                          5,800    Innerworkings, Inc. (a)                                              68,440
                                          2,393    Innovative Solutions & Support, Inc. (a)                             60,591
                                          1,800    Insteel Industries, Inc.                                             30,222
                                            366    Insure.com, Inc. (a)                                                  1,592
                                             83    InsWeb Corp. (a)                                                        258
                                            600    Integral Systems, Inc.                                               14,502
                                          3,700    Integrated Alarm Services Group, Inc. (a)(f)                         14,208
                                          2,100    Interactive Intelligence, Inc. (a)                                   32,004
                                          4,200    Intermec, Inc. (a)                                                   93,828
                                          2,410    Internap Network Services Corp. (a)                                  37,957
                                          1,000    Intersections, Inc. (a)                                              10,050
                                          2,800    Interwoven, Inc. (a)                                                 47,320
                                          2,200    Intevac, Inc. (a)                                                    58,014
                                          2,680    inVentiv Health, Inc. (a)                                           102,617
                                          3,600    Invitrogen Corp. (a)                                                229,140
                                          3,600    Ipass, Inc. (a)(f)                                                   18,108
                                         13,775    Iron Mountain, Inc. (a)                                             359,941
                                          1,900    JDA Software Group, Inc. (a)                                         28,557
                                          6,000    Jack Henry & Associates, Inc.                                       144,300
                                          7,970    Jacobs Engineering Group, Inc. (a)                                  371,800
                                          1,900    John H. Harland Co.                                                  97,337
                                          1,900    Jupitermedia Corp. (a)                                               12,578
                                          3,636    Keane, Inc. (a)                                                      49,377
                                          2,000    Kelly Services, Inc. Class A                                         64,400
                                          2,500    Kenexa Corp. (a)                                                     77,825
                                          1,500    Keryx Biopharmaceuticals, Inc. (a)                                   15,780
                                          1,300    Keynote Systems, Inc. (a)                                            17,446
                                          3,970    Kforce, Inc. (a)                                                     54,667
                                          4,059    Kinder Morgan Management LLC (a)                                    207,983
                                          1,700    Kintera, Inc. (a)                                                     2,890
                                          3,300    Knology, Inc. (a)                                                    52,239
                                          1,400    Korn/Ferry International (a)                                         32,116
                                          3,075    Kronos, Inc. (a)                                                    164,512
                                          5,551    L-1 Identity Solutions, Inc. (a)                                     91,647
                                          3,500    LECG Corp. (a)                                                       50,680
                                             42    LQ Corp., Inc. (a)                                                       50
                                          3,200    Labor Ready, Inc. (a)                                                60,768
                                          8,307    Lamar Advertising Co. Class A                                       523,092

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          3,800    Laureate Education, Inc. (a)                                  $     224,086
                                         18,000    Lawson Software, Inc. (a)                                           145,620
                                          2,100    Layne Christensen Co. (a)                                            76,482
                                          3,800    Learning Tree International, Inc. (a)                                42,750
                                          2,419    Lightbridge, Inc. (a)                                                42,502
                                          1,500    Lincoln Educational Services Corp. (a)                               21,315
                                          2,700    Lionbridge Technologies, Inc. (a)                                    13,743
                                          5,600    LivePerson, Inc. (a)                                                 44,072
                                            500    Local.com Corp. (a)                                                   2,310
                                          2,200    LoJack Corp. (a)                                                     41,756
                                          1,342    LookSmart, Ltd. (a)                                                   5,140
                                          1,200    Luminex Corp. (a)                                                    16,464
                                            900    MAXIMUS, Inc.                                                        31,032
                                          4,400    MIVA, Inc. (a)                                                       16,896
                                          3,900    MPS Group, Inc. (a)                                                  55,185
                                          1,700    MSC.Software Corp. (a)                                               23,375
                                            200    MWI Veterinary Supply, Inc. (a)                                       6,600
                                          2,900    Macquarie Infrastructure Co. Trust                                  113,970
                                          3,390    Macrovision Corp. (a)                                                84,919
                                          2,040    Magma Design Automation, Inc. (a)                                    24,398
                                          3,900    Management Network Group, Inc. (a)                                    7,098
                                          1,700    Manhattan Associates, Inc. (a)                                       46,631
                                          5,416    Manpower, Inc.                                                      399,538
                                          1,695    Mantech International Corp. Class A (a)                              56,630
                                          1,200    Mapinfo Corp. (a)                                                    24,156
                                          2,400    Marchex, Inc. Class B                                                36,768
                                          1,200    MarketAxess Holdings, Inc. (a)                                       20,088
                                          2,200    Marlin Business Services, Inc. (a)                                   48,136
                                          2,087    Matria Healthcare, Inc. (a)                                          55,013
                                          5,000    Maxygen, Inc. (a)                                                    55,750
                                          9,277    McAfee, Inc. (a)                                                    269,775
                                          4,100    Mechanical Technology, Inc. (a)                                       6,355
                                          1,800    Medical Staffing Network Holdings, Inc. (a)                          11,430
                                          3,300    Mentor Graphics Corp. (a)                                            53,922
                                          3,500    Merge Technologies, Inc. (a)                                         16,975
                                            925    Metro One Telecommunications, Inc. (a)                                1,970
                                            400    Michael Baker Corp. (a)                                               9,720
                                            990    MicroStrategy, Inc. Class A (a)                                     125,126
                                          7,900    Microvision, Inc. (a)(f)                                             29,072
                                          3,700    Millennium Cell, Inc. (a)                                             3,515
                                          5,966    Mindspeed Technologies, Inc. (a)                                     12,946
                                          5,000    Mobius Management Systems, Inc. (a)                                  36,850
                                            400    Moldflow Corp. (a)                                                    6,012
                                          1,900    Momenta Pharmaceuticals, Inc. (a)                                    24,624
                                          3,600    Morgans Hotel Group Co. (a)                                          75,636
                                          2,400    Morningstar, Inc. (a)                                               123,936
                                          6,300    NAVTEQ Corp. (a)                                                    217,350
                                          3,200    NIC, Inc.                                                            17,152
                                          2,800    NMS Communications Corp. (a)                                          5,040
                                          1,900    NMT Medical, Inc. (a)                                                25,840
                                            800    NVE Corp. (a)(f)                                                     21,784
                                          6,800    National Instruments Corp.                                          178,364

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                            240    Natural Health Trends Corp. (a)                               $         444
                                          3,500    Nautilus, Inc.                                                       54,005
                                          2,800    Navigant Consulting, Inc. (a)                                        55,328
                                             13    NaviSite, Inc. (a)                                                       78
                                            300    Neon Communications Group, Inc. (a)                                   1,407
                                          5,620    NetFlix, Inc. (a)(f)                                                130,328
                                             57    NetManage, Inc. (a)                                                     299
                                          2,100    NetRatings, Inc. (a)                                                 43,680
                                            200    NetScout Systems, Inc. (a)                                            1,810
                                             20    NetSol Technologies, Inc. (a)                                            35
                                          4,600    NeuStar, Inc. Class A (a)                                           130,824
                                            200    New Century Equity Holdings Corp.                                        53
                                          5,300    New Frontier Media, Inc.                                             47,700
                                          6,100    NexCen Brands, Inc. (a)                                              60,512
                                          3,000    Nighthawk Radiology Holdings, Inc. (a)                               54,570
                                          3,200    Nutri/System, Inc. (a)(f)                                           167,712
                                          1,200    ORBCOMM, Inc. (a)                                                    15,300
                                          3,200    Odyssey Marine Exploration, Inc. (a)                                 11,616
                                          2,500    Omniture, Inc. (a)                                                   45,575
                                          4,200    On Assignment, Inc. (a)                                              52,122
                                            200    On2 Technologies, Inc. (a)                                              322
                                          1,100    Online Resources Corp. (a)                                           12,617
                                             60    Onvia, Inc. (a)                                                         419
                                         13,000    OpenTV Corp. (a)                                                     31,850
                                          7,561    Openwave Systems, Inc. (a)                                           61,622
                                          1,200    Opnet Technologies, Inc. (a)                                         16,212
                                          4,500    Opsware, Inc. (a)                                                    32,625
                                          4,037    Option Care, Inc.                                                    53,692
                                          3,200    Orbital Sciences Corp. (a)                                           59,968
                                          1,745    Orchid Cellmark, Inc. (a)                                            10,906
                                            800    Overland Storage, Inc. (a)                                            3,312
                                          2,400    PC Mall, Inc. (a)                                                    23,928
                                          1,200    PC-Tel, Inc. (a)                                                     12,204
                                            900    PDI, Inc. (a)                                                         8,568
                                          3,000    PHH Corp. (a)                                                        91,680
                                          4,591    PLATO Learning, Inc. (a)                                             19,282
                                            600    PRA International, Inc. (a)                                          12,936
                                            570    PRG-Schultz International, Inc. (a)                                   8,145
                                          4,200    Pacific Ethanol, Inc. (a)(f)                                         71,442
                                          2,000    Packeteer, Inc. (a)                                                  24,840
                                          2,906    Panacos Pharmaceuticals, Inc. (a)                                    13,455
                                          8,000    Parametric Technology Corp. (a)                                     152,720
                                          2,300    Paxar Corp. (a)                                                      66,010
                                            500    Pegasystems, Inc.                                                     4,625
                                          2,200    People Support, Inc. (a)                                             25,190
                                          3,000    Perficient, Inc. (a)                                                 59,340
                                          6,600    Perot Systems Corp. Class A (a)                                     117,942
                                            120    Pfsweb, Inc. (a)                                                        124
                                          2,050    PharmaNet Development Group, Inc. (a)                                53,300
                                            700    Phase Forward, Inc. (a)                                               9,191
                                          1,800    Phoenix Technologies Ltd. (a)                                        11,250
                                          5,529    Polycom, Inc. (a)                                                   184,282

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          2,300    Pomeroy IT Solutions, Inc. (a)                                $      20,746
                                             33    Poniard Pharmaceuticals, Inc. (a)                                       187
                                          1,030    Pre-Paid Legal Services, Inc. (a)(f)                                 51,613
                                             10    Prescient Applied Intelligence, Inc. (a)                                  1
                                          3,233    Priceline.com, Inc. (a)                                             172,190
                                          5,800    Primus Guaranty Ltd. (a)                                             71,340
                                          1,600    The Princeton Review, Inc. (a)                                        8,592
                                          3,600    Progress Software Corp. (a)                                         112,320
                                          1,800    ProQuest Co. (a)                                                     16,200
                                            102    Protection One, Inc.                                                  1,530
                                          2,000    The Providence Service Corp. (a)                                     47,440
                                          1,700    QAD, Inc.                                                            15,470
                                          2,000    Quality Systems, Inc.                                                80,000
                                          8,700    Quest Software, Inc. (a)                                            141,549
                                            500    Quixote Corp.                                                        10,000
                                          1,500    Quovadx, Inc. (a)                                                     3,825
                                          5,522    R.H. Donnelley Corp.                                                391,455
                                          6,375    RPC, Inc.                                                           106,207
                                          1,700    Radiant Systems, Inc. (a)                                            22,151
                                          8,800    RealNetworks, Inc. (a)                                               69,080
                                         13,700    Red Hat, Inc. (a)                                                   314,141
                                          1,700    Renaissance Learning, Inc.                                           22,389
                                         12,000    Republic Services, Inc. Class A                                     333,840
                                          4,200    Resources Connection, Inc. (a)                                      134,358
                                          1,465    Rigel Pharmaceuticals, Inc. (a)                                      15,910
                                          2,000    RightNow Technologies, Inc. (a)                                      32,760
                                          5,400    Riverbed Technology, Inc. (a)(f)                                    149,256
                                          2,400    Rural Cellular Corp. Class A (a)                                     28,704
                                          4,100    Rural/Metro Corp. (a)                                                30,750
                                          4,033    SAVVIS, Inc. (a)                                                    192,737
                                          2,415    The SCO Group, Inc. (a)                                               2,077
                                          4,900    SM&A (a)                                                             34,790
                                          1,400    SPAR Group, Inc. (a)                                                  1,484
                                          2,009    SPSS, Inc. (a)                                                       72,525
                                          2,500    SRA International, Inc. Class A (a)                                  60,900
                                          2,400    SYKES Enterprises, Inc. (a)                                          43,776
                                            800    SYNNEX Corp. (a)                                                     16,992
                                          1,229    Saba Software, Inc. (a)                                               8,044
                                          1,434    SafeNet, Inc. (a)                                                    40,582
                                             30    Salon Media Group, Inc. (a)                                              42
                                          9,700    Sapient Corp. (a)                                                    66,542
                                            100    Scientific Learning Corp. (a)                                           764
                                          1,900    SeaChange International, Inc. (a)                                    15,466
                                          3,200    Secure Computing Corp. (a)                                           24,640
                                          5,700    Selectica, Inc. (a)                                                  11,058
                                          2,800    Senomyx, Inc. (a)                                                    34,664
                                            666    Sequenom, Inc. (a)                                                    2,464
                                         23,900    The ServiceMaster Co.                                               367,821
                                        101,025    Sirius Satellite Radio, Inc. (a)(f)                                 323,280
                                          4,800    Sirona Dental Systems, Inc.                                         165,408
                                          2,500    Smith Micro Software, Inc. (a)                                       46,575
                                          6,500    Sonic Foundry, Inc. (a)                                              26,000

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          3,700    SonicWALL, Inc. (a)                                           $      30,932
                                          3,700    Sourcefire, Inc. (a)                                                 65,231
                                          3,200    Spartech Corp.                                                       93,888
                                          3,600    Spherion Corp. (a)                                                   31,752
                                            100    Standard Parking Corp. (a)                                            3,537
                                          1,800    The Standard Register Co.                                            22,770
                                          2,900    Stanley, Inc. (a)                                                    45,240
                                            800    Startek, Inc.                                                         7,832
                                          3,300    Stericycle, Inc. (a)                                                268,950
                                            620    Stratasys, Inc. (a)                                                  26,486
                                          6,000    Strategic Diagnostics, Inc. (a)                                      30,720
                                          1,100    Strayer Education, Inc.                                             137,500
                                          3,000    SupportSoft, Inc. (a)                                                16,920
                                          4,400    Switch and Data Facilities Co., Inc. (a)                             79,728
                                         30,100    Sycamore Networks, Inc. (a)                                         112,574
                                          3,000    Symyx Technologies Inc. (a)                                          53,160
                                         10,900    Synagro Technologies, Inc.                                           62,130
                                          1,900    Synchronoss Technologies, Inc. (a)                                   33,060
                                          9,905    Synopsys, Inc. (a)                                                  259,808
                                          1,600    Synplicity, Inc. (a)                                                 11,184
                                          4,000    Syntel, Inc.                                                        138,600
                                          1,300    Sypris Solutions, Inc.                                                8,411
                                         16,200    TIBCO Software, Inc. (a)                                            138,024
                                            600    TNS, Inc. (a)                                                         9,654
                                            800    TRC Cos., Inc. (a)                                                    8,072
                                            200    Taleo Corp. Class A (a)                                               3,316
                                          3,123    Talx Corp.                                                          103,465
                                            880    Tapestry Pharmaceuticals, Inc. (a)                                    1,593
                                             15    Technology Solutions Co. (a)                                            117
                                          2,300    TechTeam Global, Inc. (a)                                            28,750
                                            200    TeleCommunication Systems, Inc. Class A (a)                             744
                                          5,900    TeleTech Holdings, Inc. (a)                                         216,471
                                            200    Tenfold Corp. (a)                                                        90
                                          6,325    Tetra Tech, Inc. (a)                                                120,555
                                          6,050    Tetra Technologies, Inc. (a)                                        149,496
                                          1,500    TheStreet.com, Inc.                                                  18,375
                                          2,000    Thomas Group, Inc.                                                   23,840
                                          4,200    TradeStation Group, Inc. (a)                                         52,878
                                          2,900    Transaction Systems Architects, Inc. Class A (a)                     93,931
                                          3,400    Trident Microsystems, Inc. (a)                                       68,204
                                          4,600    The TriZetto Group, Inc. (a)                                         92,046
                                          8,777    Tumbleweed Communications Corp. (a)                                  26,858
                                          3,600    URS Corp. (a)                                                       153,324
                                          2,500    Ultimate Software Group, Inc. (a)                                    65,475
                                         10,700    Unigene Laboratories, Inc. (a)                                       24,075
                                          3,653    United Online, Inc.                                                  51,252
                                            600    Universal Electronics, Inc. (a)                                      16,716
                                          1,255    Universal Technical Institute, Inc. (a)                              28,965
                                          3,600    VA Software Corp. (a)                                                14,508
                                          4,000    VASCO Data Security International, Inc. (a)                          71,320
                                          6,355    ValueClick, Inc. (a)                                                166,056
                                          1,574    Verso Technologies, Inc. (a)(f)                                       1,468

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                             65    VerticalNet, Inc. (a)                                         $          29
                                          1,300    Vertrue, Inc. (a)                                                    62,543
                                          2,250    Viad Corp.                                                           86,850
                                          6,030    Viewpoint Corp. (a)                                                   3,015
                                          1,730    Vignette Corp. (a)                                                   32,126
                                          3,900    VistaPrint Ltd. (a)                                                 149,370
                                            900    Vital Images, Inc. (a)                                               29,934
                                          2,500    Volt Information Sciences, Inc. (a)                                  65,475
                                          4,725    Waste Connections, Inc. (a)                                         141,466
                                            100    Waste Industries USA, Inc.                                            2,747
                                          3,440    Watson Wyatt Worldwide, Inc.                                        167,356
                                            666    Wave Systems Corp. Class A (a)                                        1,798
                                          4,100    WebEx Communications, Inc. (a)                                      233,126
                                          4,200    WebMD Health Corp. Class A (a)                                      221,046
                                          3,200    webMethods, Inc. (a)                                                 23,008
                                          2,800    Websense, Inc. (a)                                                   64,372
                                            400    WebSideStory, Inc. (a)                                                5,180
                                          2,800    Website Pros, Inc. (a)                                               25,228
                                          6,750    Weight Watchers International, Inc.                                 311,107
                                            500    Westaff, Inc. (a)                                                     2,860
                                          5,000    Wind River Systems, Inc. (a)                                         49,700
                                          4,400    Wireless Facilities, Inc. (a)                                         5,720
                                          3,300    Witness Systems, Inc. (a)                                            88,935
                                            200    Worldgate Communications, Inc. (a)                                      139
                                          8,100    Wynn Resorts Ltd.                                                   768,366
                                          3,400    Zix Corp. (a)(f)                                                      6,154
                                                                                                                 -------------
                                                                                                                    35,858,433
------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.8%                          1,200    AEP Industries, Inc. (a)                                             51,600
                                          1,600    AMCOL International Corp.                                            47,440
                                          1,425    Aceto Corp.                                                          11,258
                                          4,300    Airgas, Inc.                                                        181,245
                                          6,400    Albemarle Corp.                                                     264,576
                                          1,400    Anika Therapeutics, Inc. (a)                                         17,290
                                          1,200    Arch Chemicals, Inc.                                                 37,464
                                          1,500    Bio-Rad Laboratories, Inc. Class A (a)                              104,760
                                          2,800    Brady Corp.                                                          87,360
                                          4,400    Cabot Corp.                                                         210,012
                                          4,400    Calgon Carbon Corp. (a)(f)                                           36,564
                                         11,000    Celanese Corp. Series A                                             339,240
                                         12,600    Chemtura Corp.                                                      137,718
                                          2,600    Cytec Industries, Inc.                                              146,224
                                         11,836    Entegris, Inc. (a)                                                  126,645
                                          3,600    Ferro Corp.                                                          77,796
                                          3,200    Georgia Gulf Corp.                                                   51,872
                                          3,400    H.B. Fuller Co.                                                      92,718
                                            300    Hawkins, Inc.                                                         4,440
                                         15,100    Huntsman Corp.                                                      288,259
                                            550    KMG Chemicals, Inc.                                                   6,325
                                          1,600    Koppers Holdings, Inc.                                               41,056
                                          4,882    Kronos Worldwide, Inc.                                              158,226
                                          4,000    Landec Corp. (a)                                                     56,720
                                          3,815    Lubrizol Corp.                                                      196,587

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                         17,256    Lyondell Chemical Co.                                         $     517,162
                                          1,600    MacDermid, Inc.                                                      55,792
                                            450    Mace Security International, Inc. (a)                                 1,193
                                          1,600    Matrixx Initiatives, Inc. (a)                                        26,000
                                         33,900    The Mosaic Co. (a)                                                  903,774
                                          9,800    Nalco Holding Co.                                                   234,220
                                            720    NewMarket Corp.                                                      29,282
                                          2,200    Nuco2, Inc. (a)                                                      55,484
                                          2,200    OM Group, Inc. (a)                                                   98,296
                                          4,692    Olin Corp.                                                           79,482
                                          2,400    Omnova Solutions, Inc. (a)                                           13,104
                                          2,000    OxiGene, Inc. (a)                                                     7,660
                                            400    Penford Corp.                                                         8,056
                                          5,500    PolyOne Corp. (a)                                                    33,550
                                            600    Quaker Chemical Corp.                                                14,286
                                          8,900    RPM International, Inc.                                             205,590
                                          4,400    Rentech, Inc. (a)(f)                                                 13,816
                                          1,900    Repligen Corp. (a)                                                    6,004
                                          4,200    Rockwood Holdings, Inc. (a)                                         116,256
                                          1,600    Rogers Corp. (a)                                                     70,960
                                          3,900    Rollins, Inc.                                                        89,739
                                          2,800    SRS Labs Inc. (a)                                                    39,004
                                          2,500    Schawk, Inc.                                                         45,275
                                          3,500    Schulman A, Inc.                                                     82,460
                                          2,200    Sensient Technologies Corp.                                          56,716
                                            400    Stepan Co.                                                           10,500
                                          1,300    TOR Minerals International, Inc. (a)                                  3,458
                                          1,900    Terra Nitrogen Co. LP                                               108,927
                                          1,600    Tredegar Corp.                                                       36,464
                                          1,300    Trex Co., Inc. (a)                                                   27,989
                                          4,500    Tronox, Inc. Class A                                                 64,800
                                          4,900    UAP Holding Corp.                                                   126,665
                                          5,700    Valspar Corp.                                                       158,631
                                          1,900    WD-40 Co.                                                            60,249
                                          4,100    WR Grace & Co. (a)                                                  108,322
                                          4,000    Wellman, Inc.                                                        14,400
                                          4,500    Westlake Chemical Corp.                                             122,175
                                          2,600    Zoltek Cos., Inc. (a)(f)                                             90,818
                                                                                                                 -------------
                                                                                                                     6,509,954
------------------------------------------------------------------------------------------------------------------------------
Construction - 1.6%                         400    Ablest, Inc. (a)                                                      2,948
                                          1,900    American Woodmark Corp.                                              69,844
                                            400    Ameron International Corp.                                           26,344
                                          3,800    Apogee Enterprises, Inc.                                             76,152
                                          3,500    Armstrong World Industries, Inc. (a)                                177,975
                                          4,400    Beacon Roofing Supply, Inc. (a)                                      71,192
                                          2,564    Beazer Homes USA, Inc. (f)                                           74,433
                                          2,000    BlueLinx Holdings, Inc.                                              21,000
                                          1,876    Brookfield Homes Corp. (f)                                           60,220
                                          2,600    Bucyrus International, Inc.                                         133,900
                                          1,900    Builders FirstSource, Inc. (a)                                       30,533
                                          2,880    Building Material Holding Corp.                                      52,157
                                            410    Cavco Industries, Inc. (a)                                           14,330

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          2,275    Ceradyne, Inc. (a)                                            $     124,534
                                          3,800    Comstock Homebuilding Cos., Inc. Class A (a)(f)                      15,390
                                            500    Dominion Homes, Inc. (a)(f)                                           2,235
                                          2,133    Dycom Industries, Inc. (a)                                           55,586
                                          1,800    EMCOR Group, Inc. (a)                                               106,164
                                          4,220    Eagle Materials, Inc.                                               188,339
                                          4,075    Florida Rock Industries, Inc.                                       274,207
                                          2,850    Granite Construction, Inc.                                          157,491
                                          8,000    Great Lakes Dredge & Dock Corp. (a)                                  55,120
                                            400    Home Solutions of America, Inc. (a)(f)                                1,900
                                          3,100    Hovnanian Enterprises, Inc. Class A (a)                              77,996
                                          1,400    Huttig Building Products, Inc. (a)                                    8,470
                                          1,700    InfraSource Services, Inc. (a)                                       51,901
                                          3,100    Insituform Technologies, Inc. Class A (a)                            64,449
                                          1,800    Interline Brands, Inc. (a)                                           39,456
                                          1,000    International Aluminum Corp.                                         52,950
                                         11,400    KBR, Inc. (a)(f)                                                    231,990
                                            300    LS Starrett Co. Class A                                               5,400
                                          3,150    LSI Industries, Inc.                                                 52,731
                                          1,380    Levitt Corp. Class A                                                 12,848
                                          1,200    M/I Homes, Inc.                                                      31,860
                                          3,316    MDC Holdings, Inc.                                                  159,400
                                          3,200    Martin Marietta Materials, Inc.                                     432,640
                                          2,600    Mastec, Inc. (a)                                                     28,626
                                          1,600    Meritage Homes Corp. (a)                                             51,392
                                          1,500    NCI Building Systems, Inc. (a)                                       71,610
                                            419    NVR, Inc. (a)                                                       278,635
                                          6,800    Owens Corning, Inc. (a)                                             216,648
                                            500    PGT, Inc. (a)                                                         6,000
                                          3,700    Palm Harbor Homes, Inc. (a)(f)                                       53,058
                                            100    Patriot Transportation Holding, Inc. (a)                              8,961
                                            500    Performance Technologies, Inc. (a)                                    2,505
                                          1,400    Perini Corp. (a)                                                     51,604
                                          6,500    Quanta Services, Inc. (a)                                           163,930
                                          4,400    Quest Resource Corp. (a)                                             40,348
                                          3,100    Ryland Group, Inc.                                                  130,789
                                          8,600    SBA Communications Corp. Class A (a)                                254,130
                                          2,400    Simpson Manufacturing Co., Inc. (f)                                  74,016
                                            400    Skyline Corp.                                                        13,496
                                          4,700    Standard-Pacific Corp.                                               98,089
                                          3,300    Technical Olympic USA, Inc. (f)                                      13,167
                                          2,000    Texas Industries, Inc.                                              151,060
                                          9,300    Toll Brothers, Inc. (a)                                             254,634
                                            500    UMH Properties, Inc.                                                  7,600
                                          5,600    U.S. Concrete, Inc. (a)                                              43,792
                                          6,600    USG Corp. (a)(f)                                                    308,088
                                          4,000    WCI Communities, Inc. (a)(f)                                         85,360
                                          3,500    WESCO International, Inc. (a)                                       219,730
                                          4,100    Walter Industries, Inc.                                             101,475
                                          5,300    Westell Technologies, Inc. Class A (a)                               11,501
                                          3,800    Williams Scotsman International, Inc. (a)                            74,708
                                                                                                                 -------------
                                                                                                                     5,829,037
------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.8%                1,700    American Technology Corp. (a)(f)                              $       6,766
                                          5,740    Avis Budget Group, Inc.                                             156,817
                                            800    Bassett Furniture Industries, Inc.                                   11,776
                                          4,400    Champion Enterprises, Inc. (a)                                       38,720
                                          1,000    Compx International, Inc.                                            16,130
                                            800    Conn's, Inc. (a)                                                     19,800
                                          1,000    Design Within Reach, Inc. (a)                                         5,740
                                          1,700    Emerson Radio Corp. (a)                                               5,440
                                          3,000    Ethan Allen Interiors, Inc.                                         106,020
                                            200    Flexsteel Industries, Inc.                                            3,068
                                          4,200    Furniture Brands International, Inc.                                 66,276
                                         37,901    Gemstar-TV Guide International, Inc. (a)                            158,805
                                          2,400    Genlyte Group, Inc. (a)                                             169,320
                                          2,920    Griffon Corp. (a)                                                    72,270
                                          3,000    Haverty Furniture Cos., Inc.                                         42,000
                                          3,300    Helen of Troy Ltd. (a)                                               74,943
                                         23,000    Hertz Global Holdings, Inc. (a)                                     545,100
                                          6,500    Interface, Inc. Class A                                             103,935
                                          2,800    Kimball International, Inc. Class B                                  53,984
                                            200    Koss Corp.                                                            4,070
                                          3,100    La-Z-Boy, Inc. (f)                                                   38,378
                                          2,000    Lifetime Brands, Inc.                                                41,780
                                            500    Mac-Gray Corp. (a)                                                    7,830
                                          4,164    Mohawk Industries, Inc. (a)                                         341,656
                                            400    National Presto Industries, Inc.                                     24,656
                                          4,505    Restoration Hardware, Inc. (a)                                       29,553
                                          1,700    Rockford Corp. (a)                                                    4,012
                                            600    Salton, Inc. (a)                                                      1,440
                                          6,100    Sealy Corp.                                                         106,628
                                          3,150    Select Comfort Corp. (a)(f)                                          56,070
                                          1,500    Stanley Furniture Co., Inc.                                          31,200
                                          4,000    Sturm Ruger & Co., Inc. (a)                                          53,800
                                          5,400    Tempur-Pedic International, Inc.                                    140,346
                                          2,990    Toro Co.                                                            153,208
                                          4,300    United Rentals, Inc. (a)                                            118,250
                                            642    Virco Manufacturing Corp. (a)                                         4,333
                                                                                                                 -------------
                                                                                                                     2,814,120
------------------------------------------------------------------------------------------------------------------------------
Containers - 0.4%                        11,700    Crown Holdings, Inc. (a)                                            286,182
                                         21,500    Graphic Packaging Corp. (a)                                         101,910
                                          1,500    Greif, Inc.                                                         166,665
                                          3,100    Mobile Mini, Inc. (a)                                                83,018
                                         12,800    Owens-Illinois, Inc. (a)                                            329,856
                                          3,500    Silgan Holdings, Inc.                                               178,885
                                          7,500    Sonoco Products Co.                                                 281,850
                                                                                                                 -------------
                                                                                                                     1,428,366
------------------------------------------------------------------------------------------------------------------------------
Domestic Oil - 3.3%                       6,800    Abraxas Petroleum Corp. (a)                                          22,100
                                          3,200    Alon USA Energy, Inc.                                               115,840
                                          1,600    Arena Resources, Inc. (a)                                            80,192
                                          1,889    Atlas America, Inc. (a)                                             106,710
                                          3,000    Atlas Pipeline Holdings, LP                                          73,410
                                          1,400    Basic Energy Services, Inc. (a)                                      32,620
                                          3,800    Bill Barrett Corp. (a)                                              123,158

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          2,500    Bois d'Arc Energy, Inc. (a)                                   $      33,075
                                         10,200    CNX Gas Corp. (a)                                                   288,966
                                          1,000    Callon Petroleum Co. (a)                                             13,570
                                          3,000    Carrizo Oil & Gas, Inc. (a)                                         104,880
                                          1,900    Clayton Williams Energy, Inc. (a)                                    53,903
                                          2,000    Comstock Resources, Inc. (a)                                         54,760
                                          4,100    Crosstex Energy LP (f)                                              147,641
                                          4,735    Delta Petroleum Corp. (a)                                           108,668
                                         10,200    Diamond Offshore Drilling, Inc.                                     825,690
                                          1,300    Dorchester Minerals LP                                               28,613
                                          5,200    Dresser-Rand Group, Inc. (a)                                        158,392
                                          5,900    EXCO Resources, Inc. (a)                                             97,822
                                          4,100    Edge Petroleum Corp. (a)                                             51,332
                                          1,392    Enbridge Energy Management LLC (a)                                   75,182
                                          5,300    Enbridge Energy Partners LP                                         296,217
                                          4,500    Encore Acquisition Co. (a)                                          108,855
                                         12,100    Endeavour International Corp. (a)                                    24,805
                                          3,700    Energy Partners Ltd. (a)(f)                                          67,155
                                         17,700    Energy Transfer Equity LP                                           649,590
                                          5,900    FX Energy, Inc. (a)                                                  44,722
                                          8,000    Frontier Oil Corp.                                                  261,120
                                          1,300    GMX Resources Inc. (a)                                               39,949
                                          5,100    Gasco Energy, Inc. (a)                                               12,444
                                         10,930    Global Industries Ltd. (a)                                          199,910
                                          2,330    Gulf Island Fabrication, Inc.                                        62,304
                                          2,500    Gulfmark Offshore, Inc. (a)                                         109,125
                                          3,700    Harvest Natural Resources, Inc. (a)                                  36,038
                                          6,384    Helix Energy Solutions Group, Inc. (a)                              238,059
                                          3,300    Hercules Offshore, Inc. (a)(f)                                       86,658
                                            100    Hiland Partners LP                                                    5,775
                                          4,600    Holly Corp.                                                         272,780
                                          3,800    Horizon Offshore, Inc. (a)                                           54,948
                                          2,500    Houston Exploration Co. (a)                                         134,875
                                          1,200    Inergy Holdings LP                                                   54,624
                                          3,000    Linn Energy LLC (f)                                                 102,060
                                          4,300    Magellan Midstream Partners LP                                      201,240
                                          4,299    Mariner Energy, Inc. (a)                                             82,240
                                          1,400    MarkWest Energy Partners LP                                          49,700
                                          3,200    Matrix Service Co. (a)                                               64,736
                                          3,300    McMoRan Exploration Co. (a)(f)                                       45,243
                                          5,100    Meridian Resource Corp. (a)                                          12,291
                                          7,598    Newfield Exploration Co. (a)                                        316,913
                                            700    OYO Geospace Corp. (a)                                               49,644
                                            900    PYR Energy Corp. (a)                                                    990
                                         11,210    Patterson-UTI Energy, Inc.                                          251,552
                                         14,401    PetroHawk Energy Corp. (a)                                          189,661
                                          2,800    Petroquest Energy, Inc. (a)                                          32,732
                                          7,975    Pioneer Natural Resources Co.                                       343,802
                                          5,184    Plains Exploration & Production Co. (a)                             234,006
                                          4,000    Pogo Producing Co.                                                  192,400
                                          9,500    Pride International, Inc. (a)                                       285,950
                                          4,380    Quicksilver Resources, Inc. (a)                                     174,193

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          5,300    Rosetta Resources, Inc. (a)                                   $     108,862
                                          4,400    St. Mary Land & Exploration Co.                                     161,392
                                          2,679    Stone Energy Corp. (a)                                               79,539
                                          3,300    Suburban Propane Partners LP                                        145,200
                                          1,600    Sunoco Logistics Partners LP                                         94,784
                                          5,826    Superior Energy Services, Inc. (a)                                  200,822
                                          3,100    Superior Well Services, Inc. (a)                                     70,835
                                          9,000    Syntroleum Corp. (a)                                                 28,080
                                          5,000    TEPPCO Partners LP                                                  222,000
                                          4,900    Teekay Shipping Corp.                                               265,139
                                          5,500    Tesoro Corp.                                                        552,365
                                          5,000    TODCO Class A (a)                                                   201,650
                                          4,800    Tri-Valley Corp. (a)(f)                                              35,568
                                         10,900    Ultra Petroleum Corp. (a)                                           579,117
                                          1,300    Union Drilling, Inc. (a)                                             18,460
                                          2,400    Universal Compression Holdings, Inc. (a)                            162,432
                                          5,600    Vaalco Energy, Inc. (a)                                              29,008
                                          3,600    Valero LP (a)                                                       239,760
                                          4,700    W&T Offshore, Inc.                                                  135,971
                                          5,900    Warren Resources, Inc. (a)                                           76,877
                                          5,800    Western Refining, Inc.                                              226,316
                                          1,800    Whiting Petroleum Corp. (a)                                          70,938
                                                                                                                 -------------
                                                                                                                    11,690,945
------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 9.0%                   2,200    ABX Air, Inc. (a)                                                    15,070
                                          3,000    AMERIGROUP Corp. (a)                                                 91,200
                                            900    ATS Medical, Inc. (a)                                                 1,854
                                          4,050    AVANIR Pharmaceuticals Class A (a)                                    4,941
                                          3,100    AVI BioPharma, Inc. (a)                                               8,308
                                          2,300    Abaxis, Inc. (a)                                                     56,051
                                          1,100    Abiomed, Inc. (a)                                                    15,026
                                         14,052    Abraxis BioScience, Inc. (a)                                        375,329
                                          1,700    Acadia Pharmaceuticals, Inc. (a)                                     25,534
                                          1,600    Accelrys, Inc. (a)                                                   10,208
                                          5,200    Accuray, Inc. (a)                                                   115,648
                                          2,500    Acorda Therapeutics, Inc. (a)                                        48,550
                                          3,100    Adams Respiratory Therapeutics, Inc. (a)                            104,253
                                          5,400    Adolor Corp. (a)                                                     47,250
                                          1,100    Advanced Magnetics, Inc. (a)                                         66,297
                                          3,735    Advanced Medical Optics, Inc. (a)                                   138,942
                                          1,400    Advancis Pharmaceutical Corp. (a)                                     3,080
                                            500    Affymax, Inc. (a)                                                    16,100
                                          1,400    Air Methods Corp. (a)                                                33,628
                                          2,000    Albany Molecular Research, Inc. (a)                                  19,700
                                          2,900    Alexion Pharmaceuticals, Inc. (a)                                   125,396
                                          3,600    Alexza Pharmaceuticals, Inc. (a)                                     46,296
                                          5,300    Align Technology, Inc. (a)                                           84,058
                                          8,500    Alkermes, Inc. (a)                                                  131,240
                                              2    Allegro Biodiesel Corp. (a)                                              11
                                          3,300    Alliance Imaging, Inc. (a)                                           28,809
                                          6,800    Allos Therapeutics, Inc. (a)                                         40,596
                                          4,445    Allscripts Healthcare Solutions, Inc. (a)                           119,170
                                          4,700    Alpharma, Inc. Class A                                              113,176

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                            500    Altus Pharmaceuticals, Inc. (a)                               $       7,610
                                          2,267    Amedisys, Inc. (a)                                                   73,519
                                            800    America Service Group, Inc. (a)                                      13,336
                                            800    American Dental Partners, Inc. (a)                                   17,384
                                          6,300    American Medical Systems Holdings, Inc. (a)                         133,371
                                          3,000    Amsurg Corp. (a)                                                     73,470
                                         10,900    Amylin Pharmaceuticals, Inc. (a)                                    407,224
                                          1,700    Anadys Pharmaceuticals, Inc. (a)                                      6,749
                                            400    Anesiva, Inc. (a)                                                     2,760
                                          2,590    AngioDynamics, Inc. (a)                                              43,745
                                          3,100    Animal Health International, Inc. (a)                                37,479
                                          3,200    Antigenics, Inc. (a)                                                  7,136
                                          4,300    Applera Corp. - Celera Genomics Group (a)                            61,060
                                          3,500    Apria Healthcare Group, Inc. (a)                                    112,875
                                          1,900    Arcadia Resources, Inc. (a)                                           3,762
                                          4,240    Arena Pharmaceuticals, Inc. (a)                                      46,046
                                          3,600    Ariad Pharmaceuticals, Inc. (a)                                      16,164
                                          2,430    Arqule, Inc. (a)                                                     18,128
                                          4,300    Array Biopharma, Inc. (a)                                            54,610
                                          4,400    Arrow International, Inc.                                           141,504
                                          2,700    ArthroCare Corp. (a)                                                 97,308
                                          1,100    Aspect Medical Systems, Inc. (a)                                     17,149
                                          7,100    Assisted Living Concepts, Inc. (a)                                   83,780
                                          4,400    Atherogenics, Inc. (a)(f)                                            12,364
                                          3,500    Auxilium Pharmaceuticals, Inc. (a)                                   51,380
                                          4,400    Avant Immunotherapeutics, Inc. (a)                                    6,424
                                          1,000    Avigen, Inc. (a)                                                      6,490
                                            388    BSML, Inc. (a)                                                          528
                                          1,700    Barrier Therapeutics, Inc. (a)                                       11,730
                                          4,100    Beckman Coulter, Inc.                                               261,949
                                            900    Bentley Pharmaceuticals, Inc. (a)                                     7,371
                                          1,700    BioCryst Pharmaceuticals, Inc. (a)                                   14,229
                                          5,400    Bioenvision, Inc. (a)                                                22,086
                                          2,400    Biolase Technology, Inc. (a)(f)                                      23,352
                                          7,900    BioMarin Pharmaceuticals, Inc. (a)                                  136,354
                                            100    BioMimetic Therapeutics, Inc. (a)                                     1,654
                                         16,816    Biopure Corp. (a)(f)                                                  8,744
                                          1,800    Bio-Reference Labs, Inc. (a)                                         45,720
                                          2,596    Bioscript, Inc. (a)                                                   8,125
                                          1,860    Biosite, Inc. (a)                                                   156,184
                                            900    BioSphere Medical, Inc. (a)                                           6,624
                                          1,800    BioVeris Corp. (a)                                                   23,922
                                            900    Bradley Pharmaceuticals, Inc. (a)                                    17,271
                                          2,050    CONMED Corp. (a)                                                     59,922
                                          4,900    CV Therapeutics, Inc. (a)                                            38,563
                                            800    Cadence Pharmaceuticals, Inc. (a)                                    11,840
                                         16,300    Calypte Biomedical Corp. (a)                                          1,095
                                          3,400    Cambrex Corp.                                                        83,640
                                            500    Caraco Pharmaceutical Laboratories Ltd. (a)                           6,090
                                          3,210    Cardiac Science Corp. (a)                                            29,372
                                          2,900    CardioDynamics International Corp. (a)                                2,465
                                          1,476    Cardiotech International, Inc. (a)                                    2,303

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                         15,800    Cell Therapeutics, Inc. (a)(f)                                $      25,122
                                          3,500    Centene Corp. (a)                                                    73,465
                                          4,300    Cephalon, Inc. (a)                                                  306,203
                                          1,400    Cerus Corp. (a)                                                       9,450
                                          3,592    Charles River Laboratories International, Inc. (a)                  166,166
                                            900    Cholestech Corp. (a)                                                 15,516
                                          1,700    Ciphergen Biosystems, Inc. (a)                                        2,329
                                         11,200    Clarient, Inc. (a)                                                   24,528
                                             58    Clinical Data, Inc. (a)                                               1,204
                                            200    Coley Pharmaceutical Group, Inc. (a)                                  1,916
                                          2,500    Collagenex Pharmaceuticals, Inc. (a)                                 33,775
                                          7,400    Columbia Laboratories, Inc. (a)                                       9,916
                                          6,400    Community Health Systems, Inc. (a)                                  225,600
                                          1,800    Conceptus, Inc. (a)                                                  36,000
                                          3,143    Cooper Cos., Inc.                                                   152,813
                                            142    CorAutus Genetics, Inc. (a)                                              61
                                          1,500    Corvel Corp. (a)                                                     45,375
                                          3,600    Covance, Inc. (a)                                                   213,624
                                          2,400    CryoLife, Inc. (a)                                                   20,184
                                          4,500    Cubist Pharmaceuticals, Inc. (a)                                     99,315
                                          3,300    Curis, Inc. (a)                                                       5,016
                                          1,500    Cutera, Inc. (a)                                                     54,285
                                          1,500    Cyberonics, Inc. (a)(f)                                              28,170
                                          1,700    Cynosure, Inc. Class A (a)                                           49,045
                                          3,900    Cypress Bioscience, Inc. (a)                                         29,601
                                            930    Cytogen Corp. (a)                                                     1,934
                                          1,700    Cytokinetics, Inc. (a)                                               11,832
                                         10,200    CytRx Corp. (a)(f)                                                   47,940
                                          8,200    Cytyc Corp. (a)                                                     280,522
                                            800    DJO, Inc. (a)                                                        30,320
                                          7,300    DaVita, Inc. (a)                                                    389,236
                                          7,250    Dade Behring Holdings, Inc.                                         317,913
                                          1,400    Datascope Corp.                                                      50,666
                                            900    Daxor Corp. (a)                                                      11,925
                                          7,930    Dendreon Corp. (a)(f)                                               102,535
                                         10,500    Dentsply International, Inc.                                        343,875
                                          5,600    Depomed, Inc. (a)                                                    19,992
                                          3,000    DexCom, Inc. (a)                                                     23,580
                                          1,300    Dialysis Corp. of America (a)                                        16,406
                                          2,200    Digene Corp. (a)                                                     93,302
                                         10,100    Discovery Laboratories, Inc. (a)                                     23,937
                                          8,900    Durect Corp. (a)                                                     37,024
                                          1,300    Dusa Pharmaceuticals, Inc. (a)                                        4,654
                                              4    Dynacq Healthcare, Inc. (a)                                               5
                                          4,700    Dynavax Technologies Corp. (a)                                       25,568
                                          4,566    EPIX Pharmaceuticals, Inc. (a)                                       30,592
                                            600    E-Z-EM, Inc. (a)                                                      9,648
                                          4,100    Edwards Lifesciences Corp. (a)                                      207,870
                                          1,700    Emergency Medical Services Corp. (a)                                 50,082
                                            500    Emergent Biosolutions, Inc. (a)                                       6,710
                                            300    Emeritus Corp. (a)                                                   10,125
                                          4,800    Emisphere Technologies, Inc. (a)                                     15,360

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                         10,900    Endo Pharmaceuticals Holdings, Inc. (a)                       $     320,460
                                          6,200    Endologix, Inc. (a)                                                  24,366
                                          4,300    Entremed, Inc. (a)                                                    6,450
                                          1,373    Enzo Biochem, Inc. (a)                                               20,705
                                          6,700    Enzon Pharmaceuticals, Inc. (a)                                      54,605
                                            673    EpiCept Corp. (a)                                                     1,151
                                            725    Escalon Medical Corp. (a)                                             2,900
                                          3,781    ev3, Inc. (a)(f)                                                     74,486
                                          1,600    Exact Sciences Corp. (a)                                              4,288
                                            700    Exactech, Inc. (a)                                                   11,123
                                         17,300    Fonar Corp. (a)                                                       4,463
                                          2,100    FoxHollow Technologies, Inc. (a)                                     43,869
                                          3,600    GTx, Inc. (a)                                                        73,440
                                          2,700    Gen-Probe, Inc. (a)                                                 127,116
                                          3,400    Genaera Corp. (a)                                                     1,428
                                          1,900    Gene Logic, Inc. (a)                                                  4,085
                                          1,060    Genelabs Technologies, Inc. (a)                                       1,940
                                         79,940    Genentech, Inc. (a)                                               6,564,673
                                          1,950    Genesis HealthCare Corp. (a)                                        123,065
                                          2,100    Genitope Corp. (a)(f)                                                 8,715
                                          2,700    Genomic Health, Inc. (a)                                             46,818
                                          7,800    Genta, Inc. (a)                                                       2,418
                                          3,800    Geron Corp. (a)                                                      26,600
                                          1,200    Greatbatch, Inc. (a)                                                 30,600
                                          3,100    HMS Holdings Corp. (a)                                               67,890
                                          2,200    Haemonetics Corp. (a)                                               102,850
                                          7,300    Halozyme Therapeutics, Inc. (a)                                      58,838
                                          2,900    Hansen Medical, Inc. (a)                                             54,810
                                          5,400    Health Grades Inc. (a)                                               33,642
                                         19,180    Health Management Associates, Inc. Class A                          208,487
                                          6,980    Health Net, Inc. (a)                                                375,594
                                          3,051    Healthcare Services Group, Inc.                                      87,411
                                          4,000    HealthExtras, Inc. (a)                                              115,120
                                          5,200    HealthSouth Corp. (a)                                               109,252
                                          4,800    HealthSpring, Inc. (a)                                              113,040
                                          1,900    HealthTronics, Inc. (a)                                              10,241
                                          2,900    Healthways, Inc. (a)                                                135,575
                                          1,300    Hemispherx Biopharma, Inc. (a)                                        2,119
                                          6,200    Henry Schein, Inc. (a)                                              342,116
                                          6,200    Herbalife Ltd. (a)                                                  242,978
                                            775    Hi-Tech Pharmacal Co., Inc. (a)                                       8,641
                                          4,045    Hillenbrand Industries, Inc.                                        240,152
                                          2,300    Hollis-Eden Pharmaceuticals, Inc. (a)                                 5,819
                                          4,300    Hologic, Inc. (a)                                                   247,852
                                          4,600    Hooper Holmes, Inc. (a)                                              20,562
                                         10,600    Human Genome Sciences, Inc. (a)                                     112,572
                                          2,900    Hydron Technologies, Inc. (a)                                           493
                                          1,600    ICU Medical, Inc. (a)                                                62,720
                                          3,000    II-VI, Inc. (a)                                                     101,550
                                          2,700    Idexx Laboratories, Inc. (a)                                        236,601
                                          1,100    I-Flow Corp. (a)                                                     16,214
                                          5,921    ImClone Systems, Inc. (a)                                           241,399

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          5,537    Immucor, Inc. (a)                                             $     162,954
                                          4,000    Immunicon Corp. (a)                                                  11,760
                                          2,900    ImmunoGen, Inc. (a)                                                  13,891
                                          8,300    Immunomedics, Inc. (a)                                               38,014
                                          8,800    Incyte Corp. (a)                                                     57,992
                                          5,800    Indevus Pharmaceuticals, Inc. (a)                                    41,006
                                          4,200    Insmed, Inc. (a)                                                      3,989
                                          6,400    Inspire Pharmaceuticals, Inc. (a)                                    36,480
                                          2,200    Integra LifeSciences Holdings Corp. (a)                             100,276
                                          3,300    InterMune, Inc. (a)                                                  81,378
                                          1,700    IntraLase Corp. (a)                                                  42,466
                                          2,600    Introgen Therapeutics, Inc. (a)                                      10,504
                                          2,150    Intuitive Surgical, Inc. (a)                                        261,375
                                          1,900    Invacare Corp.                                                       33,136
                                          2,528    Inverness Medical Innovations, Inc. (a)                             110,676
                                          6,600    Isis Pharmaceuticals, Inc. (a)                                       61,182
                                          4,600    Ista Pharmaceuticals, Inc. (a)                                       38,962
                                            600    Javelin Pharmaceuticals, Inc. (a)                                     3,558
                                          2,400    KV Pharmaceutical Co. Class A (a)                                    59,352
                                          1,500    Kendle International, Inc. (a)                                       53,280
                                          1,600    Kensey Nash Corp. (a)                                                48,800
                                          3,890    Kindred Healthcare, Inc. (a)                                        127,514
                                          4,715    Kinetic Concepts, Inc. (a)                                          238,768
                                          1,700    Kosan Biosciences, Inc. (a)                                           9,350
                                          3,600    Kyphon, Inc. (a)                                                    162,504
                                          1,950    LCA-Vision, Inc.                                                     80,320
                                            200    LHC Group, Inc. (a)                                                   6,486
                                          5,540    La Jolla Pharmaceutical Co. (a)                                      33,517
                                          1,210    Lakeland Industries, Inc. (a)                                        16,940
                                            400    Landauer, Inc.                                                       20,192
                                            300    Langer, Inc. (a)                                                      1,620
                                            800    Lectec Corp. (a)                                                        440
                                          2,700    Lexicon Genetics, Inc. (a)                                            9,801
                                          3,000    LifeCell Corp. (a)                                                   74,910
                                            700    Lifecore Biomedical, Inc. (a)                                        13,139
                                          2,945    LifePoint Hospitals, Inc. (a)                                       112,558
                                          8,200    Ligand Pharmaceuticals, Inc. Class B                                 82,656
                                          6,600    Lincare Holdings, Inc. (a)                                          241,890
                                          6,140    MGI Pharma, Inc. (a)                                                137,966
                                          3,579    Magellan Health Services, Inc. (a)                                  150,318
                                          3,100    Mannatech, Inc. (f)                                                  49,786
                                          6,300    MannKind Corp. (a)                                                   90,090
                                          2,200    Martek Biosciences Corp. (a)                                         45,364
                                          1,900    MedCath Corp. (a)                                                    51,870
                                          9,800    Medarex, Inc. (a)                                                   126,812
                                            900    Medical Action Industries, Inc. (a)                                  21,510
                                          4,370    Medicines Co. (a)                                                   109,600
                                          3,400    Medicis Pharmaceutical Corp. Class A                                104,788
                                          2,100    Medifast, Inc. (a)                                                   15,036
                                          2,030    Medis Technologies Ltd. (a)(f)                                       34,327
                                          1,100    Medivation, Inc. (a)                                                 20,746
                                            300    Medwave, Inc. (a)                                                        75

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                            100    Memory Pharmaceuticals Corp. (a)                              $         168
                                          2,600    Mentor Corp.                                                        119,600
                                          1,350    Meridian Bioscience, Inc.                                            37,476
                                          1,568    Merit Medical Systems, Inc. (a)                                      19,678
                                          2,700    Metabolix, Inc. (a)                                                  44,901
                                            300    Metropolitan Health Networks, Inc. (a)                                  606
                                            533    Micromet, Inc. (a)                                                    1,439
                                          2,600    Microtek Medical Holdings, Inc. (a)                                  12,376
                                            800    Micrus Endovascular Corp. (a)                                        19,072
                                         17,638    Millennium Pharmaceuticals, Inc. (a)                                200,368
                                          1,500    Mine Safety Appliances Co.                                           63,090
                                            400    Molecular Insight Pharmaceuticals, Inc. (a)                           4,752
                                          1,700    Molina Healthcare, Inc. (a)                                          52,003
                                          6,760    Monogram Biosciences, Inc. (a)                                       13,114
                                          3,800    Myriad Genetics, Inc. (a)                                           130,948
                                          5,100    NBTY, Inc. (a)                                                      270,504
                                          1,700    NEUROmetrix, Inc. (a)(f)                                             16,507
                                          6,040    NPS Pharmaceuticals, Inc. (a)                                        20,476
                                          3,500    Nabi Biopharmaceuticals, Inc. (a)                                    18,585
                                            150    National Dentex Corp. (a)                                             2,112
                                            400    National Healthcare Corp.                                            20,392
                                            400    Natrol, Inc. (a)                                                      1,160
                                          1,100    Natus Medical, Inc. (a)                                              19,547
                                          8,200    Nektar Therapeutics (a)                                             107,092
                                          4,486    Neopharm, Inc. (a)                                                    7,626
                                          1,900    Neose Technologies, Inc. (a)                                          4,883
                                          4,245    Neurocrine Biosciences, Inc. (a)                                     53,062
                                          2,600    Neurogen Corp. (a)                                                   16,900
                                          2,900    New River Pharmaceuticals, Inc. (a)                                 184,527
                                          3,000    Northfield Laboratories, Inc. (a)(f)                                 10,830
                                          3,500    Novavax, Inc. (a)                                                     9,065
                                          2,600    Noven Pharmaceuticals, Inc. (a)                                      60,320
                                          1,400    Nutraceutical International Corp. (a)                                23,100
                                          3,200    NuVasive, Inc. (a)                                                   76,000
                                          8,621    Nuvelo, Inc. (a)                                                     31,725
                                          3,700    NxStage Medical, Inc. (a)                                            49,284
                                          4,367    OSI Pharmaceuticals, Inc. (a)                                       144,111
                                          4,500    Oakley, Inc.                                                         90,630
                                          2,800    Obagi Medical Products, Inc. (a)                                     41,244
                                          3,850    Odyssey HealthCare, Inc. (a)                                         50,550
                                          7,100    Omnicare, Inc.                                                      282,367
                                          1,600    Omrix Biopharmaceuticals, Inc. (a)                                   61,232
                                          3,900    Onyx Pharmaceuticals, Inc. (a)                                       96,876
                                          4,775    OraSure Technologies, Inc. (a)                                       35,096
                                          4,100    Orthologic Corp. (a)                                                  6,396
                                          5,920    Orthovita, Inc. (a)                                                  17,286
                                            550    Oscient Pharmaceuticals Corp. (a)                                     2,893
                                          1,300    Osiris Therapeutics, Inc. (a)(f)                                     24,323
                                          3,300    Osteotech, Inc. (a)                                                  25,212
                                          2,300    Owens & Minor, Inc.                                                  84,479
                                          6,000    PDL BioPharma, Inc. (a)                                             130,200
                                          6,300    PSS World Medical, Inc. (a)                                         133,182

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          4,500    Pain Therapeutics, Inc. (a)                                   $      35,280
                                          2,300    Par Pharmaceutical Cos., Inc. (a)                                    57,776
                                          2,600    Parexel International Corp. (a)                                      93,522
                                          1,180    Pediatric Services of America, Inc. (a)                              16,673
                                          3,400    Pediatrix Medical Group, Inc. (a)                                   194,004
                                          3,400    Penwest Pharmaceuticals Co. (a)                                      34,272
                                         20,800    Peregrine Pharmaceuticals, Inc. (a)                                  20,176
                                          6,600    Perrigo Co.                                                         116,556
                                          3,100    PetMed Express, Inc. (a)                                             36,735
                                          8,600    Pharmaceutical Product Development, Inc.                            289,734
                                            700    Pharmacopeia Drug Discovery, Inc. (a)                                 3,983
                                          2,290    Pharmacyclics, Inc. (a)                                               6,091
                                          3,100    Pharmion Corp. (a)                                                   81,499
                                          1,140    Pharmos Corp. (a)                                                     1,653
                                          2,523    PolyMedica Corp.                                                    106,799
                                          3,000    Pozen, Inc. (a)                                                      44,250
                                          2,500    Prestige Brands Holdings, Inc. (a)                                   29,625
                                          2,400    Progenics Pharmaceuticals, Inc. (a)                                  56,832
                                            800    ProxyMed, Inc. (a)                                                    2,312
                                            125    Psychemedics Corp.                                                    2,119
                                          3,232    Psychiatric Solutions, Inc. (a)                                     130,282
                                          2,700    QMed, Inc. (a)                                                       11,718
                                          1,900    Quidel Corp. (a)                                                     22,800
                                          2,000    Radiation Therapy Services, Inc. (a)                                 61,280
                                          1,600    Regeneration Technologies, Inc. (a)                                  11,600
                                          6,000    Regeneron Pharmaceuticals, Inc. (a)                                 129,720
                                          1,900    RehabCare Group, Inc. (a)                                            30,153
                                          1,800    Renovis, Inc. (a)                                                     6,300
                                          1,200    Res-Care, Inc. (a)                                                   21,000
                                          4,800    Resmed, Inc. (a)                                                    241,776
                                          4,700    Respironics, Inc. (a)                                               197,353
                                          1,300    Retractable Technologies, Inc. (a)                                    3,965
                                          2,100    Rochester Medical Corp. (a)                                          47,838
                                          4,003    Salix Pharmaceuticals Ltd. (a)                                       50,438
                                          4,500    Sangamo Biosciences, Inc. (a)                                        30,600
                                          2,700    Santarus, Inc. (a)                                                   19,008
                                          5,184    Savient Pharmaceuticals, Inc. (a)                                    62,312
                                          5,700    Sciclone Pharmaceuticals, Inc. (a)                                   15,561
                                          2,850    Sciele Pharma, Inc. (a)                                              67,488
                                          6,800    Seattle Genetics, Inc. (a)                                           55,692
                                          6,755    Sepracor, Inc. (a)                                                  314,986
                                          5,100    Sierra Health Services, Inc. (a)                                    209,967
                                          1,800    Somaxon Pharmaceuticals, Inc. (a)                                    21,960
                                          3,500    Sonic Innovations, Inc. (a)                                          29,575
                                          1,800    SonoSite, Inc. (a)                                                   50,868
                                          1,900    Sparta Surgical Corp. (a)                                                 0
                                            500    Spectranetic Corp. (a)                                                5,350
                                             16    Spectrum Pharmaceuticals, Inc. (a)                                      100
                                          2,400    Staar Surgical Co. (a)                                               13,224
                                         10,100    Star Scientific, Inc. (a)                                            11,615
                                          5,400    StemCells, Inc. (a)                                                  13,608
                                          2,600    Stereotaxis, Inc. (a)                                                30,940

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          2,800    Steris Corp.                                                  $      74,368
                                          3,500    Sun Healthcare Group, Inc. (a)                                       43,225
                                          3,000    Sunrise Senior Living, Inc. (a)                                     118,560
                                          3,130    SuperGen, Inc. (a)                                                   18,467
                                          2,300    SurModics, Inc. (a)(f)                                               82,800
                                            300    Symbion, Inc. (a)                                                     5,883
                                            900    Symmetry Medical, Inc. (a)                                           14,697
                                          2,100    Synovis Life Technologies, Inc. (a)                                  28,392
                                            300    Synta Pharmaceuticals Corp. (a)                                       2,421
                                          8,500    SyntheMed, Inc. (a)                                                   8,585
                                          3,800    Tanox, Inc. (a)                                                      71,288
                                            850    Targeted Genetics Corp. (a)                                           3,128
                                          2,500    Techne Corp. (a)                                                    142,750
                                          7,030    Telik, Inc. (a)(f)                                                   38,173
                                          7,900    Tercica, Inc. (a)                                                    46,294
                                          1,900    Theragenics Corp. (a)                                                11,894
                                          3,500    Theravance, Inc. (a)                                                103,250
                                          6,600    Third Wave Technologies, Inc. (a)                                    33,660
                                          5,000    Thoratec Corp. (a)                                                  104,500
                                          7,300    Threshold Pharmaceuticals, Inc. (a)                                  10,731
                                          2,800    Titan Pharmaceuticals, Inc. (a)                                       6,944
                                            375    TorreyPines Therapeutics, Inc. (a)                                    2,614
                                            900    Transgenomic, Inc. (a)                                                  621
                                          5,046    Triad Hospitals, Inc. (a)                                           263,653
                                          2,900    Trimeris, Inc. (a)                                                   19,952
                                            700    Tripos, Inc. (a)                                                        518
                                            300    Trubion Pharmaceuticals, Inc. (a)                                     5,907
                                            800    U.S. Physical Therapy, Inc. (a)                                      11,136
                                          1,900    USANA Health Sciences, Inc. (a)                                      89,053
                                          3,900    United Surgical Partners International, Inc. (a)(f)                 120,159
                                          2,200    United Therapeutics Corp. (a)                                       118,316
                                          1,500    Universal Display Corp. (a)                                          22,635
                                          3,700    Universal Health Services, Inc. Class B                             211,862
                                          1,700    Urologix, Inc. (a)                                                    5,151
                                          1,100    Utah Medical Products, Inc.                                          37,488
                                          4,440    VCA Antech, Inc. (a)                                                161,216
                                          3,900    Valeant Pharmaceuticals International                                67,431
                                            193    Valentis, Inc. (a)                                                       52
                                          2,700    Vanda Pharmaceuticals, Inc. (a)                                      65,772
                                          2,900    Ventana Medical Systems, Inc. (a)                                   121,510
                                          7,262    Vertex Pharmaceuticals, Inc. (a)                                    203,626
                                          2,600    ViaCell, Inc. (a)                                                    14,170
                                          1,800    Viasys Healthcare, Inc. (a)                                          61,182
                                          1,000    Vical, Inc. (a)                                                       4,820
                                          3,300    Vion Pharmaceuticals, Inc. (a)                                        5,577
                                          1,390    Viragen, Inc. (a)(f)                                                     83
                                          3,700    ViroPharma, Inc. (a)                                                 53,095
                                          1,205    VistaCare, Inc. Class A (a)                                          10,483
                                            700    Vital Signs, Inc.                                                    36,386
                                          7,400    Vivus, Inc. (a)                                                      37,962
                                             60    Vnus Medical Technologies, Inc. (a)                                     601
                                          3,200    Volcano Corp. (a)                                                    57,632

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                         16,700    Warner Chilcott Ltd. (a)                                      $     247,327
                                          1,600    West Pharmaceutical Services, Inc.                                   74,288
                                          1,400    Wright Medical Group, Inc. (a)                                       31,206
                                         14,900    XOMA Ltd. (a)                                                        43,061
                                            900    Xenoport, Inc. (a)                                                   25,074
                                          2,700    Zila, Inc. (a)                                                        5,670
                                          2,110    Zoll Medical Corp. (a)                                               56,232
                                          6,900    ZymoGenetics, Inc. (a)                                              107,364
                                                                                                                 -------------
                                                                                                                    32,077,367
------------------------------------------------------------------------------------------------------------------------------
Electronics - 5.8%                        7,300    8x8, Inc. (a)(f)                                                     10,658
                                             56    ACE*COMM Corp. (a)                                                       48
                                          9,600    AMIS Holdings, Inc. (a)                                             105,120
                                          3,100    APAC Customer Services, Inc. (a)                                     14,539
                                          2,800    ATMI, Inc. (a)                                                       85,596
                                         15,700    AVX Corp.                                                           238,640
                                          1,200    AXT, Inc. (a)                                                         5,748
                                          2,400    Actel Corp. (a)                                                      39,648
                                          3,600    Acuity Brands, Inc.                                                 195,984
                                          5,400    Acxiom Corp.                                                        115,506
                                            400    Advanced Analogic Technologies, Inc. (a)                              2,632
                                          2,200    Advanced Energy Industries, Inc. (a)                                 46,288
                                          3,500    Agilysys, Inc.                                                       78,645
                                          1,400    Alliance Fiber Optic Products, Inc. (a)                               2,660
                                          2,462    Alliant Techsystems, Inc. (a)                                       216,459
                                          8,400    Altair Nanotechnologies, Inc. (a)                                    25,704
                                          3,700    Altra Holdings, Inc. (a)                                             50,727
                                          1,650    American Physicians Capital, Inc. (a)                                66,132
                                            900    American Science & Engineering, Inc. (a)                             47,403
                                            100    American Technical Ceramics Corp. (a)                                 1,389
                                         11,510    Amkor Technology, Inc. (a)                                          143,645
                                            600    Ampex Corp. (a)                                                      11,646
                                          5,205    Amphenol Corp. Class A                                              336,087
                                            100    Amtech Systems, Inc. (a)                                                728
                                          5,000    Anadigics, Inc. (a)                                                  59,100
                                          2,200    Anaren, Inc. (a)                                                     38,742
                                          9,700    Andrew Corp. (a)                                                    102,723
                                          3,400    Anixter International, Inc. (a)                                     224,196
                                         25,500    Applied Micro Circuits Corp. (a)                                     93,075
                                          9,600    Arris Group, Inc. (a)                                               135,168
                                          7,000    Arrow Electronics, Inc. (a)                                         264,250
                                          4,300    Asyst Technologies, Inc. (a)                                         30,229
                                          2,800    Atheros Communications, Inc. (a)                                     67,004
                                         27,900    Atmel Corp. (a)                                                     140,337
                                          2,200    Audiovox Corp. Class A (a)                                           32,406
                                         12,400    Avanex Corp. (a)(f)                                                  22,196
                                          3,556    Avid Technology, Inc. (a)                                           124,033
                                          8,964    Avnet, Inc. (a)                                                     323,959
                                            900    Aware, Inc. (a)                                                       5,580
                                          7,500    Axcelis Technologies, Inc. (a)                                       57,300
                                          1,500    Axsys Technologies, Inc. (a)                                         23,670
                                            400    Badger Meter, Inc.                                                   10,620
                                            600    Bel Fuse, Inc.                                                       23,226

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          2,800    Belden CDT, Inc.                                              $     150,052
                                          2,135    Bell Microproducts, Inc. (a)                                         13,664
                                          4,884    Benchmark Electronics, Inc. (a)                                     100,903
                                          4,400    Bookham, Inc. (a)                                                     9,988
                                          5,482    Brooks Automation, Inc. (a)                                          94,016
                                         10,400    Bruker BioSciences Corp. (a)                                        109,408
                                          1,800    C&D Technologies, Inc.                                                9,054
                                          2,800    C-COR, Inc. (a)                                                      38,808
                                         25,000    CMGI, Inc. (a)                                                       53,000
                                          2,200    CTS Corp.                                                            30,404
                                          2,600    Cabot Microelectronics Corp. (a)                                     87,126
                                         19,100    Cadence Design Systems, Inc. (a)                                    402,246
                                          1,300    CalAmp Corp. (a)                                                     11,219
                                          4,000    California Micro Devices CP (a)                                      18,720
                                          2,385    Caliper Life Sciences, Inc. (a)                                      13,475
                                          2,800    Candela Corp. (a)                                                    31,976
                                          5,300    Captaris, Inc. (a)                                                   30,687
                                          3,200    Cepheid, Inc. (a)                                                    38,016
                                          1,103    Ceva, Inc. (a)                                                        7,975
                                            700    Champion Industries, Inc.                                             5,782
                                          2,300    Checkpoint Systems, Inc. (a)                                         54,418
                                          9,500    Cirrus Logic, Inc. (a)                                               72,770
                                          2,600    Coherent, Inc. (a)                                                   82,524
                                          1,300    Cohu, Inc.                                                           24,440
                                          2,900    CommScope, Inc. (a)                                                 124,410
                                          1,800    Comtech Telecommunications Corp. (a)                                 69,714
                                         27,548    Conexant Systems, Inc. (a)                                           45,454
                                          4,700    Cox Radio, Inc. Class A (a)                                          64,155
                                         10,100    Credence Systems Corp. (a)                                           33,431
                                          3,600    Cree, Inc. (a)(f)                                                    59,256
                                          2,305    Cymer, Inc. (a)                                                      95,773
                                          9,700    Cypress Semiconductor Corp. (a)                                     179,935
                                          3,627    DDi Corp. (a)                                                        24,809
                                          2,600    DSP Group, Inc. (a)                                                  49,400
                                            700    DTS, Inc. (a)                                                        16,961
                                          3,100    Daktronics, Inc.                                                     85,064
                                            100    Dataram Corp.                                                           411
                                          3,600    DealerTrack Holdings, Inc. (a)                                      110,592
                                          2,500    Diodes, Inc. (a)                                                     87,125
                                          1,600    Dionex Corp. (a)                                                    108,976
                                          8,500    Dolby Laboratories, Inc. Class A (a)                                293,335
                                            600    Ducommun, Inc. (a)                                                   15,438
                                          1,400    Dynamics Research Corp. (a)                                          15,960
                                          3,700    EFJ, Inc. (a)                                                        19,758
                                            700    EMS Technologies, Inc. (a)                                           13,489
                                          4,000    ESS Technology, Inc. (a)                                              5,120
                                            382    Eagle Broadband, Inc. (a)                                                73
                                            300    Eagle Test Systems, Inc. (a)                                          4,992
                                          3,700    Electro Scientific Industries, Inc. (a)                              71,188
                                          1,700    Electroglas, Inc. (a)                                                 3,604
                                          5,300    Electronics for Imaging, Inc. (a)                                   124,285
                                             20    eMagin Corp. (a)                                                         14

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          1,900    Emcore Corp. (a)                                              $       9,500
                                          1,400    Empire Resources, Inc. (f)                                           15,652
                                          4,400    Emulex Corp. (a)                                                     80,476
                                          1,000    EndWare Corp. (a)                                                    11,900
                                          4,100    Energizer Holdings, Inc. (a)                                        349,853
                                          3,600    Energy Conversion Devices, Inc. (a)(f)                              125,784
                                          1,800    EnerSys (a)                                                          30,924
                                          5,100    Exar Corp. (a)                                                       67,524
                                          1,100    Excel Technology, Inc. (a)                                           30,063
                                          7,687    Exide Technologies (a)                                               66,877
                                          3,200    FEI Co. (a)                                                         115,392
                                          5,300    FSI International, Inc. (a)                                          23,691
                                          5,900    Fairchild Semiconductor International, Inc. (a)                      98,648
                                          1,600    Faro Technologies, Inc. (a)                                          46,192
                                          5,600    First Solar, Inc. (a)                                               291,256
                                          4,500    Flir Systems, Inc. (a)                                              160,515
                                          1,000    Flotek Industries, Inc. (a)                                          28,500
                                          3,200    Formfactor, Inc. (a)                                                143,200
                                          6,900    FuelCell Energy, Inc. (a)(f)                                         54,234
                                          2,400    GTC Biotherapeutics, Inc. (a)                                         2,472
                                          3,100    General Cable Corp. (a)                                             165,633
                                          2,200    Genesis Energy LP                                                    46,948
                                          3,200    Genesis Microchip, Inc. (a)                                          29,728
                                          4,000    Getty Images, Inc. (a)                                              194,520
                                          4,700    Glenayre Technologies, Inc. (a)                                      10,199
                                          4,300    Harmonic, Inc. (a)                                                   42,226
                                          9,090    Harris Corp.                                                        463,136
                                          1,520    Harvard Bioscience, Inc. (a)                                          7,326
                                          5,700    Hearst-Argyle Television, Inc.                                      154,983
                                          2,275    Herley Industries, Inc. (a)                                          35,536
                                            447    Hifn, Inc. (a)                                                        2,713
                                          2,200    Hittite Microwave Corp. (a)                                          88,374
                                          2,400    Houston Wire & Cable Co. (a)(f)                                      67,248
                                            800    Hungarian Telephone & Cable Corp. (a)                                16,984
                                          2,995    Hutchinson Technology, Inc. (a)                                      69,933
                                          4,300    INVESTools, Inc. (a)                                                 59,770
                                          4,300    ION Media Networks, Inc. (a)                                          5,719
                                          4,200    IPG Photonics Corp. (a)                                              80,640
                                          2,800    IRIS International, Inc. (a)                                         39,060
                                          5,100    IXYS Corp. (a)                                                       52,173
                                          3,800    Ikanos Communications, Inc. (a)                                      29,526
                                          4,846    Illumina, Inc. (a)                                                  141,988
                                          3,600    Infosonics Corp. (a)(f)                                              13,068
                                          3,935    Innovex, Inc. (a)                                                     7,083
                                          2,100    Integrated Electrical Services, Inc. (a)                             51,933
                                          2,600    Integrated Silicon Solutions, Inc. (a)                               14,482
                                          5,900    Interactive Data Corp.                                              146,025
                                          3,800    International Rectifier Corp. (a)                                   145,198
                                         10,215    Intersil Corp. Class A                                              270,595
                                          3,600    Isilon Systems, Inc. (a)                                             58,212
                                          2,000    Itron, Inc. (a)                                                     130,080
                                          2,600    Ixia, Inc. (a)                                                       24,180

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          1,200    Keithley Instruments, Inc.                                    $      18,348
                                          2,800    Kemet Corp. (a)                                                      21,420
                                          2,600    Komag, Inc. (a)                                                      85,098
                                          4,200    Kopin Corp. (a)                                                      14,196
                                          5,800    Kulicke & Soffa Industries, Inc. (a)                                 53,650
                                            100    LCC International, Inc. Class A (a)                                     421
                                          8,600    Lam Research Corp. (a)                                              407,124
                                          7,270    Lattice Semiconductor Corp. (a)                                      42,530
                                          6,100    Leadis Technology, Inc. (a)                                          24,400
                                            900    LeCroy Corp. (a)                                                      7,515
                                            100    Lightpath Technologies, Inc. Class A (a)                                610
                                          2,470    Littelfuse, Inc. (a)                                                100,282
                                         14,700    MEMC Electronic Materials, Inc. (a)                                 890,526
                                          5,253    MKS Instruments, Inc. (a)                                           134,057
                                          7,287    MRV Communications, Inc. (a)                                         25,869
                                          1,900    MTS Systems Corp.                                                    73,796
                                             25    M-Wave, Inc. (a)                                                         88
                                         43,200    Marvell Technology Group Ltd. (a)(h)                                726,192
                                          5,200    Mattson Technology, Inc. (a)                                         47,320
                                          2,200    Maxwell Technologies, Inc. (a)(f)                                    27,544
                                          1,400    Mercury Computer Systems, Inc. (a)                                   19,418
                                          4,600    Methode Electronics, Inc.                                            67,942
                                          2,600    Mettler Toledo International, Inc. (a)                              232,882
                                          4,117    Microsemi Corp. (a)                                                  85,675
                                          2,000    Microtune, Inc. (a)                                                   8,240
                                          1,700    Mobility Electronics, Inc. (a)                                        5,287
                                            200    Monolithic Power Systems, Inc. (a)                                    2,580
                                          1,855    MoSys, Inc. (a)                                                      15,582
                                          1,100    Multi-Fineline Electronix, Inc. (a)                                  16,885
                                          3,300    NETGEAR, Inc. (a)                                                    94,149
                                          2,900    NU Horizons Electronics Corp. (a)                                    30,537
                                          4,225    Nanogen, Inc. (a)                                                     5,408
                                          2,000    Nanometrics, Inc. (a)                                                13,400
                                          3,000    Nanophase Technologies Corp. (a)                                     17,610
                                          3,700    Napco Security Systems, Inc. (a)(f)                                  19,610
                                            320    Neomagic Corp. (a)                                                    1,034
                                          1,000    Neoware Systems, Inc. (a)                                            10,070
                                          4,500    NetList, Inc. (a)                                                    31,320
                                            700    Netlogic Microsystems, Inc. (a)                                      18,634
                                          1,300    Newport Corp. (a)                                                    21,281
                                         13,335    Nuance Communications, Inc. (a)                                     204,159
                                         24,250    ON Semiconductor Corp. (a)                                          216,310
                                          2,400    OSI Systems, Inc. (a)                                                63,456
                                          2,800    Omni Energy Services Corp. (a)                                       28,504
                                          5,000    Omnivision Technologies, Inc. (a)(f)                                 64,800
                                          2,600    Oplink Communications, Inc. (a)                                      46,722
                                          3,000    OpNext, Inc. (a)                                                     44,370
                                         23,000    Optical Communication Products, Inc. (a)                             30,820
                                            300    PDF Solutions, Inc. (a)                                               3,387
                                          1,500    PLX Technology, Inc. (a)                                             14,610
                                          1,600    Palomar Medical Technologies, Inc. (a)                               63,920
                                          1,150    Park Electrochemical Corp.                                           31,188

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                            800    ParkerVision, Inc. (a)(f)                                     $      10,568
                                          1,500    Pericom Semiconductor Corp. (a)                                      14,670
                                          1,600    Photon Dynamics, Inc. (a)                                            20,176
                                          3,300    Pixelworks, Inc. (a)                                                  5,445
                                            900    Planar Systems, Inc. (a)                                              7,803
                                          1,600    Plantronics, Inc.                                                    37,792
                                          3,000    Plexus Corp. (a)                                                     51,450
                                          1,100    Powell Industries, Inc. (a)                                          35,200
                                          8,800    Power-One, Inc. (a)                                                  50,336
                                          4,200    Powerwave Technologies, Inc. (a)                                     23,898
                                            400    Preformed Line Products Co.                                          14,420
                                          8,400    Quantum Corp. (a)                                                    22,680
                                            200    QuickLogic Corp. (a)                                                    562
                                         14,335    RF Micro Devices, Inc. (a)                                           89,307
                                          2,900    Radisys Corp. (a)                                                    47,386
                                          8,300    Rambus, Inc. (a)(f)                                                 176,375
                                          1,900    Raven Industries, Inc.                                               53,295
                                            700    Rex Stores Corp. (a)                                                 11,452
                                            800    Richardson Electronics Ltd.                                           7,472
                                          1,500    Rofin-Sinar Technologies, Inc. (a)                                   88,770
                                          2,928    Rudolph Technologies, Inc. (a)                                       51,064
                                          5,900    SAFLINK Corp. (a)(f)                                                    531
                                            800    SCM Microsystems, Inc. (a)                                            3,424
                                          4,900    STEC, Inc. (a)                                                       34,496
                                          1,200    Sagemark Cos. Ltd. (a)                                                  924
                                         42,932    Seagate Technology                                                1,000,316
                                          1,100    Semitool, Inc. (a)                                                   14,300
                                          6,700    Semtech Corp. (a)                                                    90,316
                                          5,500    Sigmatel, Inc. (a)                                                   17,270
                                          1,200    Sigmatron International, Inc. (a)                                    10,356
                                            100    Silicon Graphics, Inc. (a)                                            3,017
                                          4,700    Silicon Image, Inc. (a)                                              38,352
                                          3,600    Silicon Laboratories, Inc. (a)                                      107,712
                                          6,000    Silicon Storage Technology, Inc. (a)                                 29,580
                                          4,000    Sirenza Microdevices, Inc. (a)                                       34,480
                                          3,900    SiRF Technology Holdings, Inc. (a)                                  108,264
                                         13,100    Skyworks Solutions, Inc. (a)                                         75,325
                                          2,500    Smart Modular Technologies WWH, Inc. (a)                             31,975
                                         12,700    Spansion LLC Class A (a)                                            154,813
                                          3,100    Spectrum Brands, Inc. (a)(f)                                         19,623
                                          9,200    Staktek Holdings, Inc. (a)                                           29,900
                                          2,100    Standard Microsystems Corp. (a)                                      64,134
                                          5,800    SunPower Corp. Class A (a)(f)                                       263,900
                                            200    Suntron Corp. (a)                                                       214
                                            432    Superconductor Technologies, Inc. (a)                                   739
                                          1,900    Superior Essex, Inc. (a)                                             65,873
                                          1,700    Supertex, Inc. (a)                                                   56,457
                                          4,176    Symmetricom, Inc. (a)                                                34,661
                                          2,800    Synaptics, Inc. (a)                                                  71,624
                                          6,100    Syntax-Brillian Corp. (a)(f)                                         51,240
                                          2,300    TTM Technologies, Inc. (a)                                           21,942
                                          4,730    Taser International, Inc. (a)                                        37,935

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          1,900    Technitrol, Inc.                                              $      49,761
                                            300    Techwell, Inc. (a)                                                    3,741
                                            841    Tegal Corp. (a)                                                       3,894
                                          5,600    Tekelec, Inc. (a)                                                    83,496
                                          3,300    Telkonet, Inc. (a)(f)                                                 8,877
                                             75    Terabeam, Inc. (a)                                                      143
                                          3,900    Tessera Technologies, Inc. (a)                                      154,986
                                          5,500    Therma-Wave, Inc. (a)                                                 8,525
                                          3,265    Thomas & Betts Corp. (a)                                            159,397
                                            800    Tollgrade Communications, Inc. (a)                                   10,048
                                         21,100    TranSwitch Corp. (a)                                                 33,549
                                         11,200    Transmeta Corp. (a)                                                   6,384
                                          9,645    TriQuint Semiconductor, Inc. (a)                                     48,225
                                            200    Tvia, Inc. (a)                                                           90
                                          1,500    Tweeter Home Entertainment Group, Inc. (a)                            2,430
                                          3,100    Ultra Clean Holdings, Inc. (a)                                       53,630
                                          2,800    Ultralife Batteries, Inc. (a)                                        30,240
                                          1,700    Ultratech, Inc. (a)                                                  23,137
                                          1,300    United Industrial Corp.                                              71,760
                                            600    Unitil Corp.                                                         16,302
                                         12,500    Valence Technology, Inc. (a)(f)                                      14,625
                                          2,450    Varian, Inc. (a)                                                    142,737
                                          3,600    Varian Semiconductor Equipment Associates, Inc. (a)                 192,168
                                          1,400    Viasat, Inc. (a)                                                     46,158
                                          5,600    Vicor Corp.                                                          56,112
                                          2,300    Virage Logic Corp. (a)                                               16,721
                                          9,561    Vishay Intertechnology, Inc. (a)                                    133,663
                                            300    Volterra Semiconductor Corp. (a)                                      3,918
                                             66    Vyyo, Inc. (a)                                                          542
                                          3,600    WJ Communications, Inc. (a)                                           6,228
                                         12,600    Western Digital Corp. (a)                                           211,806
                                          5,317    Zebra Technologies Corp. Class A (a)                                205,289
                                          7,424    Zhone Technologies, Inc. (a)(f)                                       8,983
                                          3,361    Zoran Corp. (a)                                                      57,204
                                                                                                                 -------------
                                                                                                                    20,640,070
------------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 3.6%             1,000    APCO Argentina, Inc.                                                 94,480
                                            800    Adams Resources & Energy, Inc.                                       29,328
                                          3,800    Alliance Resource Partners LP                                       144,096
                                          3,200    Alpha Natural Resources, Inc. (a)                                    50,016
                                          4,000    Amerigas Partners LP                                                130,600
                                          8,400    Arch Coal, Inc.                                                     257,796
                                          1,600    Atlas Pipeline Partners LP                                           76,608
                                          1,800    Atwood Oceanics, Inc. (a)                                           105,642
                                            600    Barnwell Industries, Inc.                                            12,150
                                          3,900    Berry Petroleum Co. Class A                                         119,574
                                          7,300    Boardwalk Pipeline Partners LP                                      269,005
                                          7,400    Brigham Exploration Co. (a)                                          46,028
                                          1,800    Bristow Group, Inc. (a)                                              65,610
                                          3,300    Bronco Drilling Co., Inc. (a)                                        54,681
                                          3,900    Buckeye GP Holdings LP                                               81,120
                                          2,300    Buckeye Partners LP (f)                                             114,402
                                          2,550    CARBO Ceramics, Inc.                                                118,703

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          1,700    CREDO Petroleum Corp. (a)                                     $      23,154
                                          3,920    Cabot Oil & Gas Corp. Class A                                       263,894
                                          3,500    Cal Dive International, Inc. (a)                                     42,735
                                          1,500    Calumet Specialty Products Partners LP                               72,225
                                          7,000    Cameron International Corp. (a)                                     439,530
                                          5,600    Canyon Resources Corp. (a)                                            3,696
                                          5,816    Cimarex Energy Co.                                                  215,308
                                          3,100    Compass Minerals International, Inc.                                103,540
                                          4,700    Crosstex Energy, Inc. (f)                                           135,125
                                          1,100    Dawson Geophysical Co. (a)                                           54,483
                                          6,500    Denbury Resources, Inc. (a)                                         193,635
                                          1,800    Double Eagle Pete & Mining Co. (a)                                   32,364
                                          3,400    Dril-Quip, Inc. (a)                                                 147,152
                                          7,700    Enterprise GP Holdings LP                                           304,920
                                         33,405    Enterprise Products Partners LP (f)                               1,062,279
                                          3,900    The Exploration Co. of Delaware, Inc. (a)                            42,315
                                          3,900    FMC Technologies, Inc. (a)                                          272,064
                                          4,300    Ferrellgas Partners LP                                               99,674
                                          5,200    Forest Oil Corp. (a)                                                173,524
                                          4,000    Foundation Coal Holdings, Inc.                                      137,360
                                          8,100    GeoPetro Resources Co. (a)                                           37,098
                                          2,300    Goodrich Petroleum Corp. (a)                                         77,349
                                          7,600    Grant Prideco, Inc. (a)                                             378,784
                                         10,600    Grey Wolf, Inc. (a)                                                  71,020
                                          4,549    Hanover Compressor Co. (a)                                          101,215
                                          4,200    Headwaters, Inc. (a)                                                 91,770
                                          5,600    Helmerich & Payne, Inc.                                             169,904
                                          1,200    Holly Energy Partners LP                                             55,932
                                          1,900    Hydril Co. (a)                                                      182,856
                                          4,700    ICO Inc. (a)                                                         28,858
                                          4,700    Inergy LP                                                           153,596
                                          2,900    James River Coal Co. (a)(f)                                          21,663
                                          6,900    Joy Global, Inc.                                                    296,010
                                         17,000    Kinder Morgan Energy Partners LP                                    895,560
                                          3,700    Kirby Corp. (a)                                                     129,426
                                          1,600    Lufkin Industries, Inc.                                              89,888
                                          1,600    MAXXAM, Inc. (a)                                                     47,936
                                          5,700    Massey Energy Co.                                                   136,743
                                          7,750    McDermott International, Inc. (a)                                   379,595
                                          3,300    NL Industries, Inc.                                                  35,970
                                          2,200    Natural Gas Services Group (a)                                       31,174
                                          1,600    Natural Resource Partners LP                                        107,520
                                          5,200    Newpark Resources, Inc. (a)                                          36,660
                                         10,780    Noble Energy, Inc.                                                  643,027
                                          2,300    Oil States International, Inc. (a)                                   73,807
                                          4,300    Parallel Petroleum Corp. (a)                                         98,685
                                          8,400    Parker Drilling Co. (a)                                              78,876
                                            800    Penn Virginia Corp.                                                  58,720
                                          1,800    Penn Virginia Resource Partners LP                                   50,220
                                          1,780    Petroleum Development Corp. (a)                                      95,355
                                          3,000    Pioneer Drilling Co. (a)                                             38,070
                                          8,541    Plains All American Pipeline LP                                     492,047

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          3,212    Quantum Fuel Systems Technologies Worldwide, Inc. (a)(f)      $       3,919
                                            100    RGC Resources, Inc.                                                   2,835
                                         10,100    Range Resources Corp.                                               337,340
                                          1,777    SEACOR Holdings, Inc. (a)                                           174,857
                                         10,100    Southwestern Energy Co. (a)                                         413,898
                                          1,900    Swift Energy Co. (a)                                                 79,363
                                          2,300    TC PipeLines LP                                                      83,904
                                          4,355    Tidewater, Inc.                                                     255,116
                                          4,200    USEC, Inc. (a)                                                       68,250
                                          3,200    Unit Corp. (a)                                                      161,888
                                          4,200    Valero GP Holdings LLC (a)                                          116,550
                                          2,300    W-H Energy Services, Inc. (a)                                       107,502
                                            500    Westmoreland Coal Co. (a)                                            10,075
                                          2,400    Williams Partners LP                                                114,552
                                          2,400    World Fuel Services Corp.                                           111,024
                                          1,300    Xanser Corp. (a)                                                      7,150
                                                                                                                 -------------
                                                                                                                    12,822,373
------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 3.6%                 5,500    AGL Resources, Inc.                                                 234,960
                                          1,100    ATG, Inc. (a)                                                             0
                                          3,500    Active Power, Inc. (a)                                                6,790
                                          1,800    Allete, Inc.                                                         83,916
                                          6,800    Alliant Energy Corp.                                                304,776
                                          1,850    American States Water Co.                                            68,210
                                          8,117    Aqua America, Inc. (f)                                              182,227
                                         14,110    Aquila, Inc. (a)                                                     58,980
                                            225    Artesian Resources Corp. Class A                                      4,635
                                          6,300    Atmos Energy Corp.                                                  197,064
                                            200    Atrion Corp.                                                         18,364
                                          4,900    Aventine Renewable Energy Holdings, Inc. (a)                         89,278
                                          4,400    Avista Corp.                                                        106,612
                                            200    BIW Ltd.                                                              3,530
                                          3,500    Basin Water, Inc. (a)(f)                                             24,045
                                          7,730    Beacon Power Corp. (a)(f)                                             6,725
                                          2,600    Black Hills Corp.                                                    95,602
                                            900    CH Energy Group, Inc.                                                43,821
                                          2,100    Cadiz, Inc. (a)                                                      53,424
                                          1,300    California Water Service Group                                       49,816
                                            800    Cascade Natural Gas Corp.                                            21,080
                                          2,766    Catalytica Energy Systems, Inc. (a)                                   3,983
                                          2,000    Central Vermont Public Service Corp.                                 57,640
                                          1,300    Chesapeake Utilities Corp.                                           40,222
                                          2,900    Cleco Corp.                                                          74,907
                                            600    Connecticut Water Service, Inc.                                      14,430
                                            100    Contango Oil & Gas Co. (a)                                            2,195
                                          2,100    Copano Energy LLC                                                   143,808
                                            400    DCP Midstream Partners LP                                            15,640
                                          8,335    DPL, Inc.                                                           259,135
                                            100    Delta Natural Gas Co., Inc.                                           2,500
                                          3,500    Duquesne Light Holdings, Inc.                                        69,265
                                          3,100    El Paso Electric Co. (a)                                             81,685
                                          2,900    The Empire District Electric Co.                                     71,920
                                          5,100    Energen Corp.                                                       259,539

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                         10,800    Energy East Corp.                                             $     263,088
                                          7,900    Energy Transfer Partners LP                                         460,254
                                            200    Energy West, Inc.                                                     2,850
                                            450    EnergySouth, Inc.                                                    18,869
                                          8,380    Equitable Resources, Inc.                                           404,922
                                          4,700    Evergreen Energy, Inc. (a)(f)                                        30,879
                                            199    Florida Public Utilities Co.                                          2,468
                                            100    GeoMet, Inc. (a)                                                        882
                                          2,000    Global Partners LP                                                   71,720
                                          6,000    Great Plains Energy, Inc.                                           194,700
                                          1,000    Green Mountain Power Corp.                                           34,870
                                          4,420    Hawaiian Electric Industries, Inc.                                  114,876
                                          2,800    IDACORP, Inc.                                                        94,752
                                          1,200    The Laclede Group, Inc.                                              37,296
                                         10,425    MDU Resources Group, Inc.                                           299,615
                                          2,500    MGE Energy, Inc.                                                     88,650
                                          3,400    Magellan Midstream Holdings LP (f)                                   89,692
                                          1,300    MarkWest Hydrocarbon, Inc.                                           80,600
                                            766    Middlesex Water Co.                                                  14,087
                                         20,700    Mirant Corp. (a)                                                    837,522
                                         10,000    Mueller Water Products, Inc. Series A                               138,100
                                          9,730    NRG Energy, Inc. (a)                                                700,949
                                          6,000    NSTAR                                                               210,720
                                          6,150    National Fuel Gas Co.                                               266,049
                                          2,740    New Jersey Resources Corp.                                          137,137
                                          2,000    NorthWestern Corp.                                                   70,860
                                          8,900    Northeast Utilities                                                 291,653
                                          1,600    Northwest Natural Gas Co.                                            73,072
                                          5,200    OGE Energy Corp.                                                    201,760
                                          5,800    ONEOK Partners LP                                                   391,500
                                          6,490    Oneok, Inc.                                                         292,050
                                          2,000    Ormat Technologies, Inc.                                             83,920
                                          3,200    Otter Tail Corp.                                                    109,568
                                          4,800    PNM Resources, Inc.                                                 155,040
                                            177    Pennichuck Corp.                                                      4,075
                                         13,773    Pepco Holdings, Inc.                                                399,692
                                          4,900    Piedmont Natural Gas Co.                                            129,262
                                          2,600    Pike Electric Corp. (a)                                              47,008
                                          4,200    Portland General Electric Co.                                       122,640
                                          8,500    Puget Energy, Inc.                                                  218,280
                                          3,800    Regency Energy Partners LP                                          100,054
                                         24,200    Reliant Energy, Inc. (a)                                            491,744
                                          8,100    SCANA Corp.                                                         349,677
                                          5,800    SEMCO Energy, Inc. (a)                                               44,196
                                            600    SMF Energy Corp. (a)                                                    996
                                            600    SJW Corp.                                                            24,288
                                         12,400    Sierra Pacific Resources (a)                                        215,512
                                          1,600    South Jersey Industries, Inc.                                        60,880
                                          7,954    Southern Union Co.                                                  241,722
                                          2,400    Southwest Gas Corp.                                                  93,288
                                          1,571    Southwest Water Co. (f)                                              22,654
                                            300    Star Gas Partners LP (a)                                              1,173

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                         13,200    Transmeridian Exploration, Inc. (a)                           $      37,752
                                          7,360    UGI Corp.                                                           196,586
                                          1,833    UIL Holdings Corp.                                                   63,605
                                          3,400    Unisource Energy Corp.                                              127,670
                                          3,700    Vectren Corp.                                                       105,820
                                          1,200    Venoco, Inc. (a)                                                     21,432
                                          4,250    VeraSun Energy Corp. (a)(f)                                          84,447
                                          3,200    WGL Holdings, Inc.                                                  102,336
                                          4,625    Westar Energy, Inc.                                                 127,280
                                          8,380    Wisconsin Energy Corp.                                              406,598
                                                                                                                 -------------
                                                                                                                    12,856,361
------------------------------------------------------------------------------------------------------------------------------
Food & Agriculture - 2.7%                   400    Alico, Inc.                                                          22,932
                                          2,000    The Andersons, Inc.                                                  88,800
                                            500    Bridgford Foods Corp. (a)                                             3,555
                                          8,800    Bunge Ltd.                                                          723,536
                                          9,300    Burger King Holdings, Inc.                                          200,880
                                          4,500    CF Industries Holdings, Inc.                                        173,475
                                            200    Cagle's, Inc. Class A (a)                                             1,480
                                          3,600    Cal-Maine Foods, Inc.                                                48,420
                                          4,102    Chiquita Brands International, Inc.                                  57,510
                                            400    Coca-Cola Bottling Co. Consolidated                                  22,652
                                            300    Consolidated-Tomoka Land Co.                                         22,635
                                          5,200    Corn Products International, Inc.                                   185,068
                                          1,200    Cuisine Solutions, Inc. (a)                                           8,664
                                            500    Dairy Mart Convenience Stores, Inc. (a)                                   0
                                          3,500    Darling International, Inc. (a)                                      22,750
                                         14,000    Del Monte Foods Co.                                                 160,720
                                          2,280    Delta & Pine Land Co.                                                93,936
                                            900    Eden Bioscience Corp. (a)                                               819
                                            700    Farmer Bros. Co.                                                     15,890
                                            100    Fisher Communications, Inc. (a)                                       4,860
                                          3,812    Flowers Foods, Inc.                                                 115,008
                                          4,500    Fresh Del Monte Produce, Inc.                                        90,225
                                            700    Gehl Co. (a)                                                         17,766
                                            600    Golden Enterprises, Inc.                                              1,848
                                          1,100    Green Mountain Coffee Roasters, Inc. (a)                             69,355
                                          1,000    Griffin Land & Nurseries, Inc. (a)                                   35,500
                                          3,539    Hain Celestial Group, Inc. (a)                                      106,418
                                          4,100    Hines Horticulture, Inc. (a)                                          5,781
                                          8,786    Hormel Foods Corp.                                                  326,751
                                          1,512    Imperial Sugar Co. New Shares                                        50,697
                                          2,700    Ingles Markets, Inc. Class A                                        110,268
                                          3,765    Ionatron, Inc. (a)(f)                                                17,545
                                          2,300    J&J Snack Foods Corp.                                                90,827
                                          3,019    The J.M. Smucker Co.                                                160,973
                                            700    John B. Sanfilippo & Son, Inc. (a)                                    9,331
                                          3,100    Jones Soda Co. (a)                                                   62,682
                                        127,280    Kraft Foods, Inc. (f)                                             4,029,685
                                          2,200    Lance, Inc.                                                          44,528
                                          3,400    Lifeway Foods, Inc. (a)                                              30,634
                                          1,700    MGP Ingredients, Inc.                                                34,629
                                            400    Maui Land & Pineapple Co., Inc. (a)                                  14,460

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                            700    Monterey Gourmet Foods, Inc. (a)                              $       2,996
                                          1,920    Nash Finch Co.                                                       66,163
                                            875    Neogen Corp. (a)                                                     20,632
                                          5,900    NitroMed, Inc. (a)                                                   18,408
                                          2,000    The Pantry, Inc. (a)                                                 90,440
                                          1,900    Peet's Coffee & Tea, Inc. (a)                                        52,478
                                          8,227    PepsiAmericas, Inc.                                                 183,627
                                          3,400    Performance Food Group Co. (a)                                      104,958
                                          4,200    Pilgrim's Pride Corp.                                               139,398
                                          1,800    Pioneer Cos., Inc. (a)                                               49,752
                                          1,900    Premium Standard Farms, Inc.                                         39,976
                                          2,132    Ralcorp Holdings, Inc. (a)                                          137,088
                                          1,424    Rocky Mountain Chocolate Factory, Inc.                               19,267
                                          2,350    Sanderson Farms, Inc.                                                87,091
                                          4,200    Schiff Nutrition International, Inc. (a)                             28,854
                                          3,900    The Scotts Miracle-Gro Co.                                          171,717
                                            100    Seaboard Corp.                                                      226,000
                                            200    Seneca Foods Corp. (a)                                                5,320
                                          1,800    Smart & Final, Inc. (a)                                              39,186
                                          8,500    Smithfield Foods, Inc. (a)                                          254,575
                                            114    SoftBrands, Inc. (a)                                                    249
                                          1,700    Spartan Stores, Inc.                                                 45,560
                                          2,000    Susser Holdings Corp. (a)                                            34,700
                                            400    Tasty Baking Co.                                                      3,492
                                            600    Tejon Ranch Co. (a)                                                  28,380
                                          7,100    Terra Industries, Inc. (a)                                          124,250
                                          2,863    Tootsie Roll Industries, Inc.                                        85,804
                                          1,812    TreeHouse Foods, Inc. (a)                                            55,212
                                          3,700    United Natural Foods, Inc. (a)                                      113,368
                                          2,800    Wild Oats Markets, Inc. (a)                                          50,960
                                            800    Willamette Valley Vineyards, Inc. (a)                                 5,552
                                          4,900    Winn-Dixie Stores, Inc. (a)                                          86,485
                                            500    Zanett, Inc. (a)                                                        785
                                            800    Zapata Corp. (a)                                                      5,720
                                          3,200    US BioEnergy Corp. (a)                                               36,704
                                                                                                                 -------------
                                                                                                                     9,698,640
------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                               1,200    Aurora Oil & Gas Corp. (a)                                            3,132
                                          5,580    Meridian Gold, Inc. (a)                                             142,457
                                          4,100    NGAS Resources, Inc. (a)(f)                                          27,880
                                          2,935    Royal Gold, Inc. (f)                                                 88,343
                                         10,400    US Gold Corp. (a)                                                    43,680
                                                                                                                 -------------
                                                                                                                       305,492
------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.4%                          1,300    21st Century Holding Co.                                             23,244
                                          5,200    21st Century Insurance Group                                        110,240
                                          1,100    ACA Capital Holdings, Inc. (a)                                       15,422
                                          2,600    Affirmative Insurance Holdings, Inc.                                 44,980
                                          4,900    Alfa Corp.                                                           90,552
                                            645    Alleghany Corp. (a)                                                 240,837
                                          3,800    Allied World Assurance Holdings Ltd.                                162,450
                                          5,100    American Equity Investment Life Holding Co.                          66,963
                                          7,150    American Financial Group, Inc.                                      243,386
                                          1,700    American National Insurance Co.                                     217,481

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          2,800    Amerisafe, Inc. (a)                                           $      52,780
                                          1,700    Amtrust Financial Services, Inc.                                     17,952
                                          5,605    Arch Capital Group Ltd. (a)                                         382,317
                                          3,300    Argonaut Group, Inc. (a)                                            106,788
                                          5,200    Arthur J. Gallagher & Co.                                           147,316
                                          5,900    Aspen Insurance Holdings Ltd.                                       154,639
                                         10,205    Assurant, Inc.                                                      547,294
                                          4,300    Assured Guaranty Ltd.                                               117,476
                                            700    Atlantic American Corp. (a)                                           2,800
                                         12,300    Axis Capital Holdings Ltd.                                          416,478
                                            950    Baldwin & Lyons, Inc. Class B                                        24,178
                                          1,780    Bristol West Holdings, Inc.                                          39,463
                                          8,200    Brown & Brown, Inc.                                                 221,564
                                         21,629    CNA Financial Corp. (a)                                             931,994
                                          1,500    CNA Surety Corp. (a)                                                 31,650
                                          4,100    Commerce Group, Inc.                                                123,164
                                         13,500    Conseco, Inc. (a)                                                   233,550
                                          3,200    Crawford & Co. Class B                                               18,560
                                          2,950    Delphi Financial Group, Inc. Class A                                118,679
                                          2,600    Direct General Corp.                                                 55,276
                                            100    Donegal Group, Inc. Class A                                           1,698
                                          1,900    EMC Insurance Group, Inc.                                            49,020
                                          3,000    eHealth, Inc. (a)                                                    70,650
                                          5,500    Employers Holdings, Inc. (a)                                        110,110
                                          5,100    Endurance Specialty Holdings Ltd.                                   182,274
                                            600    Enstar Group Ltd. (a)                                                59,184
                                          5,100    Erie Indemnity Co. Class A                                          269,127
                                          4,500    Everest Re Group Ltd.                                               432,765
                                          1,300    FBL Financial Group, Inc. Class A                                    50,869
                                            400    FMS Financial Corp.                                                  12,692
                                          1,500    FPIC Insurance Group, Inc. (a)                                       67,005
                                         13,564    Fidelity National Title Group, Inc. Class A                         325,672
                                          6,935    First American Corp.                                                351,743
                                          2,700    First Mercury Financial Corp. (a)                                    55,485
                                            400    First United Corp.                                                    9,000
                                          4,500    Fremont General Corp. (f)                                            31,185
                                          3,210    Great American Financial Resources, Inc.                             78,581
                                          7,750    HCC Insurance Holdings, Inc.                                        238,700
                                          3,100    The Hanover Insurance Group, Inc.                                   142,972
                                          2,000    Harleysville Group, Inc.                                             64,980
                                          1,900    Hilb Rogal & Hobbs Co.                                               93,195
                                          2,400    Horace Mann Educators Corp.                                          49,320
                                          6,100    IPC Holdings, Ltd.                                                  175,985
                                            720    Independence Holding Co.                                             15,581
                                          2,000    Infinity Property & Casualty Corp.                                   93,720
                                          6,000    Isolagen, Inc. (a)                                                   23,580
                                          1,500    KMG America Corp (a)                                                  6,945
                                          1,700    Kansas City Life Insurance Co.                                       76,160
                                          1,600    LandAmerica Financial Group, Inc.                                   118,256
                                            700    Markel Corp. (a)                                                    339,381
                                          6,000    Max Re Capital Ltd.                                                 152,880
                                          3,900    Meadowbrook Insurance Group, Inc. (a)                                42,861

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          1,600    Mercer Insurance Group, Inc.                                  $      31,824
                                          3,700    Mercury General Corp.                                               196,248
                                          6,500    Montpelier Re Holdings Ltd.                                         112,710
                                            500    NYMAGIC, Inc.                                                        20,425
                                          3,200    National Atlantic Holdings Corp. (a)                                 41,376
                                            500    National Interstate Corp.                                            12,880
                                          1,000    National Medical Health Card Systems, Inc. (a)                       15,470
                                         10,800    Nationwide Financial Services, Inc. Class A                         581,688
                                            700    Navigators Group, Inc. (a)                                           35,119
                                          5,900    Odyssey Re Holdings Corp.                                           231,929
                                          4,700    Ohio Casualty Corp.                                                 140,764
                                         13,312    Old Republic International Corp.                                    294,461
                                          8,700    OneBeacon Insurance Group Ltd.                                      217,500
                                          4,695    PMA Capital Corp. Class A (a)                                        44,086
                                          5,400    The PMI Group, Inc.                                                 244,188
                                          4,100    PartnerRe Ltd.                                                      281,014
                                            250    Penn Treaty American Corp. (a)                                        1,512
                                          5,800    Philadelphia Consolidated Holding Co. (a)                           255,142
                                          5,500    The Phoenix Cos., Inc.                                               76,340
                                          2,000    Pico Holdings, Inc. (a)                                              85,420
                                          3,400    Platinum Underwriters Holdings Ltd.                                 109,072
                                          4,000    Presidential Life Corp.                                              78,880
                                          2,800    ProAssurance Corp. (a)                                              143,220
                                          5,200    Protective Life Corp.                                               229,008
                                          1,100    RLI Corp.                                                            60,423
                                            200    RTW, Inc. (a)                                                         1,634
                                          5,344    Radian Group, Inc.                                                  293,279
                                          4,500    Reinsurance Group of America, Inc.                                  259,740
                                          6,200    RenaissanceRe Holdings Ltd.                                         310,868
                                            400    SCPIE Holdings, Inc. (a)                                              9,080
                                          1,800    Safety Insurance Group, Inc.                                         72,216
                                          5,600    Scottish Re Group Ltd.                                               22,512
                                          2,900    SeaBright Insurance Holdings, Inc. (a)                               53,360
                                          6,200    Security Capital Assurance Ltd.                                     175,026
                                          5,200    Selective Insurance Group, Inc.                                     132,392
                                          3,000    Stancorp Financial Group, Inc.                                      147,510
                                          1,925    State Auto Financial Corp.                                           61,850
                                            900    Stewart Information Services Corp.                                   37,611
                                          2,600    Tower Group, Inc.                                                    83,772
                                          5,631    Transatlantic Holdings, Inc.                                        366,691
                                          1,800    Triad Guaranty, Inc. (a)                                             74,538
                                          6,000    USI Holdings Corp. (a)                                              101,100
                                            300    Unico American Corp. (a)                                              3,801
                                          4,400    United America Indemnity, Ltd. (a)                                  102,080
                                          2,700    United Fire & Casualty Co.                                           94,851
                                          3,900    Unitrin, Inc.                                                       183,573
                                          5,800    Universal American Financial Corp. (a)                              112,404
                                         11,790    W.R. Berkley Corp.                                                  390,485
                                          3,000    WellCare Health Plans, Inc. (a)                                     255,750
                                          2,450    Zenith National Insurance Corp.                                     115,811
                                                                                                                 -------------
                                                                                                                    15,753,682
------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
International Oil - 0.3%                  2,900    ATP Oil & Gas Corp. (a)                                       $     109,040
                                         17,289    GlobalSantaFe Corp.                                               1,066,386
                                          4,700    Sulphco, Inc. (a)(f)                                                 16,074
                                                                                                                 -------------
                                                                                                                     1,191,500
------------------------------------------------------------------------------------------------------------------------------
Liquor - 0.1%                             2,100    Boston Beer Co., Inc. Class A (a)                                    70,035
                                          3,612    Central European Distribution Corp. (a)                             105,145
                                          2,300    National Beverage Corp. (a)                                          40,342
                                            100    Pyramid Breweries, Inc. (a)                                             384
                                                                                                                 -------------
                                                                                                                       215,906
------------------------------------------------------------------------------------------------------------------------------
Media - 3.2%                              2,300    ACCO Brands Corp. (a)                                                55,407
                                          1,000    Acme Communications, Inc.                                             5,700
                                          2,250    America's Car Mart, Inc. (a)                                         30,060
                                          4,500    Beasley Broadcasting Group, Inc. Class A                             38,115
                                          6,480    Belo Corp. Class A                                                  120,982
                                         17,100    Blockbuster, Inc. Class A (a)(f)                                    110,124
                                         12,800    CNET Networks, Inc. (a)                                             111,488
                                             50    CTN Media Group, Inc. (a)                                                 0
                                         21,000    Cablevision Systems Corp. Class A                                   639,030
                                          2,300    Carmike Cinemas, Inc. (f)                                            53,360
                                         36,100    Charter Communications, Inc. Class A (a)(f)                         100,719
                                          7,100    Citadel Broadcasting Corp.                                           67,521
                                          3,300    Coleman Cable, Inc. (a)                                              68,244
                                          1,500    Consolidated Graphics, Inc. (a)                                     111,075
                                         12,100    Crown Media Holdings, Inc. Class A (a)(f)                            64,493
                                          5,365    Cumulus Media, Inc. Class A (a)                                      50,324
                                          2,500    Document Security Systems, Inc. (a)(f)                               27,075
                                          8,600    DreamWorks Animation SKG, Inc. Class A (a)                          262,988
                                         34,865    EchoStar Communications Corp. Class A (a)                         1,514,187
                                          5,900    Emmis Communications Corp. Class A                                   49,796
                                          3,400    Entercom Communications Corp.                                        95,812
                                          6,500    Entravision Communications Corp. Class A (a)                         60,710
                                          7,280    Gartner, Inc. Class A (a)                                           174,356
                                          4,200    GateHouse Media, Inc.                                                85,260
                                          2,220    Gaylord Entertainment Co. (a)                                       117,371
                                          2,200    Gray Television, Inc.                                                22,924
                                             80    iBEAM Broadcasting Corp. (a)                                              0
                                         11,700    Idearc, Inc.                                                        410,670
                                             20    Intraware, Inc. (a)                                                     109
                                          4,400    John Wiley & Sons, Inc. Class A                                     166,144
                                          4,500    Journal Communications, Inc. Class A                                 58,995
                                          5,200    Journal Register Co.                                                 30,992
                                          3,100    The Knot, Inc. (a)                                                   66,743
                                          3,300    Lee Enterprises, Inc.                                                99,165
                                         28,041    Liberty Global, Inc. (a)                                            923,390
                                          3,922    Liberty Global, Inc. Series C (a)                                   120,170
                                          3,200    Lin TV Corp. Class A (a)                                             50,880
                                          4,000    Live Nation, Inc. (a)                                                88,240
                                          1,600    Loral Space & Communications Ltd. (a)                                81,408
                                          3,600    Martha Stewart Living Omnimedia, Inc. Class A                        61,236
                                          5,200    McClatchy Co. Class A                                               164,372
                                            800    Media General, Inc. Class A                                          30,528
                                         12,300    Mediacom Communications Corp. Class A (a)                           100,122

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          4,200    National CineMedia, Inc. (a)                                  $     112,140
                                          5,600    Navarre Corp. (a)(f)                                                 21,000
                                          1,400    Network Equipment Technologies, Inc. (a)                             13,580
                                          2,500    Nexstar Broadcasting Group, Inc. Class A (a)                         24,025
                                         10,600    Palatin Technologies, Inc. (a)                                       19,610
                                          2,100    Playboy Enterprises, Inc. Class B (a)                                21,609
                                         23,434    Primedia, Inc. (a)                                                   62,334
                                          9,800    Radio One, Inc. Class A (a)                                          63,406
                                         13,300    Regal Entertainment Group Series A                                  264,271
                                          2,900    Regent Communications, Inc. (a)                                       9,338
                                          1,500    Rewards Network, Inc. (a)                                             7,950
                                          1,425    Saga Communications, Inc. Class A (a)                                13,865
                                          1,600    Salem Communications Corp. Class A                                   20,000
                                          3,710    Scholastic Corp. (a)                                                115,381
                                          8,500    Sinclair Broadcast Group, Inc. Class A                              131,325
                                          6,730    Source Interlink Cos., Inc. (a)                                      45,158
                                          5,100    Spanish Broadcasting System, Inc. Class A (a)                        20,400
                                          4,980    Sun-Times Media Group, Inc.                                          24,701
                                         74,100    Time Warner Cable, Inc. (a)                                       2,776,527
                                         10,165    TiVo, Inc. (a)                                                       64,548
                                            320    Triple Crown Media, Inc. (a)                                          2,685
                                            600    United Capital Corp. (a)                                             20,466
                                          9,900    Univercell Holdings, Inc. (a)                                            50
                                          2,000    Valassis Communications, Inc. (a)                                    34,380
                                          2,300    ValueVision Media, Inc. Class A (a)                                  28,428
                                          2,100    WPT Enterprises, Inc. (a)                                            10,794
                                            625    The Washington Post Co. Class B                                     477,187
                                          3,600    Westwood One, Inc.                                                   24,732
                                          6,900    WorldSpace, Inc. Class A (a)(f)                                      24,702
                                         24,475    XM Satellite Radio Holdings, Inc. Class A (a)                       316,217
                                          2,400    Young Broadcasting, Inc. Class A (a)                                  9,696
                                                                                                                 -------------
                                                                                                                    11,270,790
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.9%                      5,400    Alliance Holdings GP LP                                             126,846
                                          1,900    Ceco Environmental Corp. (a)                                         23,731
                                          3,000    Coinstar, Inc. (a)                                                   93,900
                                          4,600    Complete Production Services, Inc. (a)                               91,586
                                          4,600    Delek US Holdings, Inc.                                              87,998
                                          2,900    DynCorp. International, Inc. (a)                                     43,761
                                          4,000    Force Protection, Inc. (a)(f)                                        74,600
                                          1,300    Gerber Scientific, Inc. (a)                                          13,793
                                          3,300    Goodman Global, Inc. (a)                                             58,146
                                          7,400    International Coal Group, Inc. (a)                                   38,850
                                         11,107    Liberty Media Holding Corp. - Capital (a)                         1,228,323
                                         48,836    Liberty Media Holding Corp. - Interactive (a)                     1,163,273
                                            100    Nextest Systems Corp. (a)                                             1,400
                                            500    Northstar Neuroscience, Inc. (a)                                      6,400
                                            500    Pegasus Wireless Corp. (a)(f)                                           280
                                          2,700    Penson Worldwide, Inc. (a)                                           81,513
                                          2,900    Smith & Wesson Holding Corp. (a)                                     37,961
                                          3,400    Teekay LNG Partners LP                                              126,854
                                          2,200    Visicu, Inc. (a)                                                     17,160
                                                                                                                 -------------
                                                                                                                     3,316,375
------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 10.2%             1,210    1st Source Corp.                                              $      31,666
                                          4,350    A.G. Edwards, Inc.                                                  300,933
                                          2,900    Acacia Research - Acacia Technologies (a)                            45,878
                                          2,547    Accredited Home Lenders Holding Co. (a)(f)                           23,611
                                          3,900    Advance America, Cash Advance Centers, Inc.                          60,021
                                          2,700    Advanta Corp. Class B                                               118,368
                                          2,500    Affiliated Managers Group, Inc. (a)                                 270,875
                                          1,400    Agree Realty Corp.                                                   47,796
                                          6,000    AllianceBernstein Holding LP                                        531,000
                                          1,500    Amcore Financial, Inc.                                               47,625
                                          6,650    AmeriCredit Corp. (a)                                               152,019
                                          2,300    American Campus Communities, Inc.                                    69,667
                                         11,200    American Financial Realty Trust                                     112,896
                                          4,644    American Home Mortgage Investment Corp. (f)                         125,342
                                            100    Ampal American Israel Corp. Class A (a)                                 439
                                          1,600    Anchor Bancorp Wisconsin, Inc.                                       45,360
                                          5,900    Ashford Hospitality Trust, Inc.                                      70,446
                                          2,100    Asset Acceptance Capital Corp. (a)                                   32,487
                                          1,600    Asta Funding, Inc. (f)                                               69,088
                                          6,050    Astoria Financial Corp.                                             160,870
                                             74    Atlantic Coast Federal Corp.                                          1,412
                                          2,600    Atlantis Plastics, Inc. (a)                                           5,200
                                          5,801    BOK Financial Corp.                                                 287,324
                                          2,200    BP Prudhoe Bay Royalty Trust                                        146,256
                                          1,100    Bancorp Rhode Island, Inc.                                           47,300
                                            900    Bank of the Ozarks, Inc.                                             25,848
                                          4,035    BankUnited Financial Corp. Class A                                   85,582
                                          1,500    Banner Corp.                                                         62,325
                                            102    Berkshire Hathaway, Inc. Class A (a)(f)                          11,116,980
                                            476    Berkshire Hathaway, Inc. Class B (a)                              1,732,640
                                          1,400    Berkshire Hills Bancorp, Inc.                                        47,110
                                          8,900    BlackRock, Inc. (b)(f)                                            1,391,159
                                          4,175    CVB Financial Corp.                                                  49,683
                                          2,400    Calamos Asset Management, Inc. Class A                               53,568
                                            500    Camco Financial Corp.                                                 6,420
                                            540    Capital Corp. of the West                                            14,337
                                          4,600    Capital Lease Funding, Inc.                                          49,266
                                          1,900    Capital Trust, Inc.                                                  86,583
                                         12,241    CapitalSource, Inc.                                                 307,616
                                            515    Cascade Financial Corp.                                               8,966
                                          2,900    Cash America International, Inc.                                    118,900
                                          2,922    Cathay General Bancorp                                               99,290
                                          3,900    Cbot Holdings, Inc. Class A (a)                                     707,850
                                          2,676    Central Pacific Financial Corp.                                      97,861
                                          3,100    Cenveo, Inc. (a)                                                     75,330
                                            800    Charter Financial Corp.                                              38,200
                                          4,600    CharterMac                                                           89,010
                                          1,600    Citizens First Bancorp, Inc.                                         36,448
                                          2,890    Citizens, Inc. (a)(f)                                                21,126
                                            200    Clayton Holdings, Inc. (a)                                            3,068
                                            760    Coastal Financial Corp.                                              11,856
                                          3,400    Cohen & Steers, Inc.                                                146,472

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          4,500    CompuCredit Corp. (a)(f)                                      $     140,490
                                          3,950    Corrections Corp. of America (a)                                    208,600
                                         13,080    Covanta Holding Corp. (a)                                           290,114
                                          2,400    Cowen Group, Inc. (a)                                                39,936
                                          1,156    Cross Timbers Royalty Trust                                          48,506
                                          3,000    Deerfield Triarc Capital Corp.                                       44,970
                                          4,300    Delta Financial Corp. (f)                                            35,561
                                          3,700    Dime Community Bancshares, Inc.                                      48,951
                                          2,500    Downey Financial Corp.                                              161,350
                                          6,900    ECC Capital Corp.                                                     2,760
                                            629    ESB Financial Corp.                                                   6,844
                                            300    Eastern Virginia Bankshares, Inc.                                     6,810
                                          7,300    Eaton Vance Corp.                                                   260,172
                                          2,900    Encore Capital Group, Inc. (a)                                       28,826
                                          2,500    ePlus, Inc. (a)                                                      26,625
                                          3,300    Epoch Holding Corp. (a)                                              43,626
                                          3,400    eSpeed, Inc. Class A (a)                                             32,300
                                            700    Evercore Partners, Inc. Class A                                      21,833
                                          2,800    Extra Space Storage, Inc.                                            53,032
                                          4,000    Ezcorp, Inc. (a)                                                     58,920
                                            900    The FINOVA Group, Inc. (a)                                               72
                                          1,600    Financial Federal Corp.                                              42,112
                                          2,400    First Albany Cos., Inc. (a)                                           3,840
                                          2,761    First Community Bancorp, Inc.                                       156,107
                                            500    First Defiance Financial Corp.                                       14,350
                                            800    First Financial Corp.                                                24,760
                                          1,400    First Financial Holdings, Inc.                                       48,440
                                          2,150    First Indiana Corp.                                                  46,978
                                          6,700    The First Marblehead Corp.                                          300,763
                                            615    First Place Financial Corp.                                          13,192
                                          1,700    FirstFed Financial Corp. (a)                                         96,611
                                          3,600    Flagstar Bancorp, Inc.                                               43,020
                                          2,950    Flushing Financial Corp.                                             47,879
                                          7,000    Franklin Street Properties Corp.                                    134,260
                                          9,710    Friedman Billings Ramsey Group, Inc. Class A                         53,599
                                            300    Frontline Capital Group (a)                                               0
                                          2,700    GAMCO Investors, Inc. Class A                                       116,991
                                          2,400    GFI Group, Inc. (a)                                                 163,128
                                          1,155    Giant Industries, Inc. (a)                                           87,376
                                          3,956    Glacier Bancorp, Inc.                                                95,102
                                            800    Gramercy Capital Corp.                                               24,544
                                          2,300    Great Lakes Bancorp, Inc. (a)                                        27,600
                                          1,600    Greenhill & Co., Inc. (f)                                            98,224
                                            900    HMN Financial, Inc.                                                  30,330
                                          1,400    Heartland Payment Systems, Inc. (f)                                  33,096
                                            420    Heritage Financial Corp.                                             10,500
                                          4,100    Hersha Hospitality Trust                                             48,298
                                          3,300    HomeBanc Corp.                                                       11,517
                                          4,000    Hugoton Royalty Trust                                               100,720
                                          1,000    IBERIABANK Corp.                                                     55,660
                                          3,900    ITC Holdings Corp.                                                  168,831
                                            300    ITLA Capital Corp.                                                   15,606

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                            242    Independence Federal Savings Bank (a)                         $       2,347
                                          2,524    Independent Bank Corp./MI                                            51,414
                                          5,500    IndyMac Bancorp, Inc. (f)                                           176,275
                                            800    InnSuites Hospitality Trust                                             960
                                          5,000    IntercontinentalExchange, Inc. (a)                                  611,050
                                          1,000    International Assets Holding Corp., Inc. (a)                         27,770
                                          5,856    International Bancshares Corp.                                      173,747
                                          3,400    International Securities Exchange, Inc.                             165,920
                                            800    Interpool, Inc.                                                      19,536
                                          3,000    Investment Technology Group, Inc. (a)                               117,600
                                          4,800    Investors Financial Services Corp.                                  279,120
                                          3,200    Jackson Hewitt Tax Service, Inc.                                    102,976
                                          6,600    Jefferies Group, Inc. New Shares                                    191,070
                                          6,000    John D. Oil & Gas Co. (a)                                             3,300
                                          3,100    KBW, Inc. (a)                                                       107,756
                                          4,400    KKR Financial Corp.                                                 120,692
                                          1,690    KNBT Bancorp, Inc.                                                   24,911
                                          8,900    Knight Capital Group, Inc. Class A (a)                              140,976
                                          3,600    LaBranche & Co., Inc. (a)                                            29,376
                                          4,581    Ladenburg Thalmann Financial Services, Inc. (a)                      12,231
                                          3,600    Lazard Ltd. Class A                                                 180,648
                                         16,204    Leucadia National Corp.                                             476,722
                                          1,000    Lincoln Bancorp                                                      19,110
                                          1,000    Lipid Sciences, Inc. (a)                                              1,450
                                          3,279    MAF Bancorp, Inc.                                                   135,554
                                          3,650    MB Financial, Inc.                                                  131,436
                                            900    MCF Corp. (a)                                                         3,960
                                            200    Malan Realty Investors, Inc.                                              0
                                         10,600    Mastercard, Inc. Class A (f)                                      1,126,144
                                            300    Maxus Realty Trust, Inc.                                              4,065
                                          1,200    McGrath RentCorp                                                     38,004
                                          3,300    Medallion Financial Corp.                                            37,752
                                          5,000    Medical Properties Trust, Inc.                                       73,450
                                            500    MicroFinancial, Inc.                                                  2,590
                                            110    Mid Penn Bancorp, Inc.                                                2,623
                                            600    The Midland Co.                                                      25,452
                                          5,300    MoneyGram International, Inc.                                       147,128
                                            400    Monmouth Capital Corp.                                                2,212
                                          2,200    Monmouth Real Estate Investment Corp. Class A                        18,964
                                            300    MutualFirst Financial, Inc.                                           5,820
                                            400    NASB Financial, Inc.                                                 13,860
                                         11,600    NYSE Group, Inc. (a)(f)                                           1,087,500
                                          9,400    The NASDAQ Stock Market, Inc. (a)                                   276,454
                                          2,690    Nastech Pharmaceutical Co., Inc. (a)                                 29,025
                                          2,500    National Financial Partners Corp.                                   117,275
                                            120    National Security Group, Inc.                                         2,062
                                            400    National Western Life Insurance Co. Class A                          97,920
                                          3,100    Nelnet, Inc. Class A                                                 74,307
                                         21,264    New York Community Bancorp, Inc.                                    374,034
                                          3,900    NewStar Financial, Inc. (a)                                          65,364
                                            400    North American Scientific, Inc. (a)                                     392
                                          5,100    Northwest Bancorp, Inc.                                             138,159

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          5,200    Nuveen Investments, Inc. Class A                              $     245,960
                                          6,900    Nymex Holdings, Inc. (a)(f)                                         936,744
                                          1,400    Oak Hill Financial, Inc.                                             34,496
                                          5,700    Ocwen Financial Corp. (a)                                            73,359
                                            700    One Liberty Properties, Inc.                                         15,967
                                          1,700    Opteum, Inc.                                                          7,650
                                          5,500    optionsXpress Holdings, Inc.                                        129,470
                                            700    Oritani Financial Corp. (a)                                          10,500
                                            600    PAB Bankshares, Inc.                                                 10,656
                                          2,125    PMC Commercial Trust                                                 31,131
                                            321    PVF Capital Corp.                                                     3,945
                                          1,500    PW Eagle, Inc. (f)                                                   49,560
                                          4,410    Pacific Capital Bancorp                                             141,649
                                          6,308    Partners Trust Financial Group, Inc.                                 72,100
                                          1,245    Piper Jaffray Cos. (a)                                               77,115
                                          1,700    Portfolio Recovery Associates, Inc. (a)                              75,905
                                            500    Provident Financial Holdings, Inc.                                   13,760
                                          2,889    Provident Financial Services, Inc.                                   50,413
                                          7,850    Raymond James Financial, Inc.                                       233,616
                                            675    Renasant Corp.                                                       16,659
                                          1,000    Resource America, Inc. Class A                                       23,630
                                            400    Riverview Bancorp, Inc.                                               6,376
                                            300    Roberts Realty Investors, Inc. (a)                                    2,370
                                            400    Roma Financial Corp. (a)                                              6,200
                                          3,000    Rome Bancorp, Inc.                                                   36,750
                                          7,560    SEI Investments Co.                                                 455,339
                                          2,265    SWS Group, Inc.                                                      56,195
                                          4,500    Sanders Morris Harris Group, Inc.                                    47,925
                                          5,503    Santander BanCorp                                                    96,908
                                            300    Security Bank Corp.                                                   6,042
                                          3,300    Siebert Financial Corp.                                              12,375
                                          3,600    Specialty Underwriters' Alliance, Inc. (a)                           27,828
                                          1,762    Sterling Financial Corp., Pennsylvania                               39,116
                                          3,843    Sterling Financial Corp., Washington                                119,863
                                            100    Stifel Financial Corp. (a)                                            4,430
                                          1,432    Student Loan Corp.                                                  266,237
                                            300    Supertel Hospitality, Inc.                                            2,289
                                         47,780    TD Ameritrade Holding Corp. (a)                                     710,966
                                            100    TF Financial Corp.                                                    3,050
                                          4,679    Tarragon Corp.                                                       48,521
                                          2,800    Thomas Weisel Partners Group, Inc. (a)                               53,256
                                          1,100    TierOne Corp.                                                        29,744
                                          1,500    Transnational Financial Network, Inc. (a)                               915
                                          4,000    United Community Banks, Inc.                                        131,160
                                          1,000    United PanAm Financial Corp. (a)                                     12,500
                                            200    U.S. Global Investors, Inc.                                           5,138
                                            100    Value Line, Inc.                                                      4,780
                                          3,800    ViewPoint Financial Group                                            65,930
                                         10,252    W Holding Co., Inc.                                                  51,260
                                          1,800    WP Carey & Co. LLC                                                   60,066
                                          1,800    WP Stewart & Co. Ltd.                                                18,126
                                            200    WVS Financial Corp.                                                   3,440

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          5,100    Waddell & Reed Financial, Inc. Class A                        $     118,932
                                          6,861    Washington Federal, Inc.                                            160,959
                                          2,700    Washington Group International, Inc. (a)                            179,334
                                            600    Wauwatosa Holdings, Inc. (a)                                         10,488
                                            151    Wayne Savings Bancshares, Inc.                                        2,112
                                          3,373    Webster Financial Corp.                                             161,938
                                          2,000    Wellsford Real Properties, Inc. (a)                                  15,600
                                            502    Wesco Financial Corp.                                               230,920
                                            840    West Bancorp., Inc.                                                  12,676
                                          5,600    Westfield Financial, Inc.                                            60,032
                                            900    Wheeling-Pittsburgh Corp. (a)                                        21,321
                                            742    White Mountains Insurance Group, Inc.                               420,343
                                            200    Willis Lease Finance Corp. (a)                                        2,014
                                          1,467    Willow Grove Bancorp, Inc.                                           18,924
                                         10,156    Winthrop Realty Trust, Inc.                                          67,131
                                          1,800    World Acceptance Corp. (a)                                           71,910
                                          1,900    Wright Express Corp. (a)                                             57,627
                                                                                                                 -------------
                                                                                                                    36,281,209
------------------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 1.0%                     2,200    AO Smith Corp.                                                       84,084
                                          2,800    ASV, Inc. (a)(f)                                                     42,728
                                            500    Accuride Corp. (a)                                                    7,300
                                          2,905    Aftermarket Technology Corp. (a)                                     70,533
                                          5,000    American Axle & Manufacturing Holdings, Inc.                        136,750
                                          1,700    Arctic Cat, Inc.                                                     33,133
                                          4,500    ArvinMeritor, Inc.                                                   82,125
                                          3,300    BorgWarner, Inc.                                                    248,886
                                          2,000    CSK Auto Corp. (a)                                                   34,400
                                            700    Cascade Corp.                                                        41,867
                                          1,100    Coachmen Industries, Inc.                                            11,583
                                            100    Commercial Vehicle Group, Inc. (a)                                    2,060
                                          4,400    Donaldson Co., Inc.                                                 158,840
                                          1,300    Dorman Products, Inc. (a)                                            15,028
                                          3,300    Federal-Mogul Corp. (a)                                               2,541
                                          3,690    Fleetwood Enterprises, Inc. (a)                                      29,188
                                          2,100    FortuNet, Inc. (a)                                                   19,047
                                            650    Fuel Systems Solutions, Inc. (a)                                     12,038
                                         11,090    Gentex Corp.                                                        180,213
                                          1,300    Group 1 Automotive, Inc.                                             51,701
                                          1,800    H&E Equipment Services, Inc. (a)                                     38,700
                                          6,400    Hayes Lemmerz International, Inc. (a)                                46,784
                                          2,100    Keystone Automotive Industries, Inc. (a)                             70,770
                                          5,300    LKQ Corp. (a)                                                       115,858
                                          2,000    The Lamson & Sessions Co. (a)                                        55,580
                                          3,845    Lear Corp. (a)                                                      140,381
                                          1,000    Lithia Motors, Inc. Class A                                          27,410
                                          2,100    MarineMax, Inc. (a)                                                  48,678
                                            900    Midas, Inc. (a)                                                      19,413
                                          1,900    Modine Manufacturing Co.                                             43,510
                                          1,800    Monaco Coach Corp.                                                   28,674
                                            750    Monro Muffler, Inc.                                                  26,325
                                          2,120    Myers Industries, Inc.                                               39,602
                                            850    Noble International Ltd.                                             14,263

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          4,100    Oshkosh Truck Corp.                                           $     217,300
                                          3,300    Polaris Industries, Inc. (f)                                        158,334
                                            447    Proliance International, Inc. (a)                                     1,690
                                          1,000    Rush Enterprises, Inc. Class A (a)                                   19,210
                                          1,900    Sonic Automotive, Inc.                                               54,150
                                          2,750    Spartan Motors, Inc.                                                 63,827
                                          1,300    Standard Motor Products, Inc.                                        22,191
                                          1,300    Stoneridge, Inc. (a)                                                 13,468
                                          1,510    Superior Industries International, Inc. (f)                          31,453
                                          8,200    TRW Automotive Holdings Corp. (a)                                   285,524
                                          3,685    Thor Industries, Inc.                                               145,152
                                          2,500    Titan International, Inc.                                            63,325
                                          6,500    United Auto Group, Inc.                                             131,950
                                          4,600    U.S. Auto Parts Network, Inc. (a)                                    24,702
                                          7,500    Visteon Corp. (a)                                                    64,050
                                          2,500    Winnebago Industries, Inc.                                           84,075
                                                                                                                 -------------
                                                                                                                     3,360,394
------------------------------------------------------------------------------------------------------------------------------
Non-Durables - 1.8%                       3,600    AFC Enterprises, Inc. (a)                                            72,180
                                         18,444    Activision, Inc. (a)(j)                                             349,329
                                          2,000    American Greetings Corp. Class A                                     46,420
                                          5,665    Applebee's International, Inc.                                      140,379
                                          1,100    BJ's Restaurants, Inc. (a)                                           23,243
                                          1,230    Benihana, Inc. Class A (a)                                           34,858
                                          1,700    Blue Nile, Inc. (a)(f)                                               69,122
                                          3,000    Bob Evans Farms, Inc.                                               110,850
                                            210    Bowl America, Inc. Class A                                            3,465
                                          6,900    Brinker International, Inc.                                         225,630
                                          2,600    Buca, Inc. (a)                                                       14,300
                                          1,100    Buffalo Wild Wings, Inc. (a)                                         70,070
                                          2,315    CBRL Group, Inc.                                                    107,185
                                          2,250    CEC Entertainment, Inc. (a)                                          93,465
                                          3,100    CKE Restaurants, Inc.                                                58,466
                                          4,000    Cabela's, Inc. Class A (a)                                           99,240
                                          2,300    California Pizza Kitchen, Inc. (a)                                   75,647
                                          2,400    Centillium Communications, Inc. (a)                                   4,608
                                          2,800    Champps Entertainment, Inc. (a)                                      15,848
                                          6,117    The Cheesecake Factory, Inc. (a)                                    163,018
                                          3,800    Cheniere Energy, Inc. (a)(f)                                        118,370
                                            200    Churchill Downs, Inc.                                                 9,078
                                            900    Coinmach Service Corp. Class A                                        9,549
                                          5,500    Cosi, Inc. (a)                                                       30,690
                                         10,600    Denny's Corp. (a)                                                    51,834
                                          3,400    Domino's Pizza, Inc.                                                110,398
                                          3,300    Dover Motorsports, Inc.                                              17,325
                                          1,200    Drew Industries, Inc. (a)                                            34,416
                                          1,200    EMAK Worldwide, Inc. (a)                                              5,784
                                          2,500    Famous Dave's of America, Inc. (a)                                   45,175
                                          1,100    Forward Industries, Inc. (a)                                          4,565
                                          1,400    Gaming Partners International Corp.                                  25,480
                                          1,500    Handleman Co.                                                        10,455
                                          3,218    Hibbett Sports, Inc. (a)                                             92,003
                                          4,300    Hollywood Media Corp. (a)                                            18,877

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                            900    IHOP Corp.                                                    $      52,785
                                          4,200    International Speedway Corp. Class A                                217,140
                                          3,200    Isle of Capri Casinos, Inc. (a)                                      81,984
                                          2,200    Jack in the Box, Inc. (a)                                           152,086
                                          2,813    Jakks Pacific, Inc. (a)                                              67,231
                                            300    Kreisler Manufacturing Corp. (a)                                      5,763
                                          3,700    Krispy Kreme Doughnuts, Inc. (a)(f)                                  37,703
                                          2,900    Lancaster Colony Corp.                                              128,151
                                          1,700    Landry's Restaurants, Inc.                                           50,320
                                            300    Lazare Kaplan International, Inc. (a)                                 2,418
                                          2,500    Leapfrog Enterprises, Inc. (a)                                       26,750
                                            800    Lenox Group, Inc. (a)                                                 5,264
                                          2,400    Lodgenet Entertainment Corp. (a)                                     73,728
                                          1,700    Luby's, Inc. (a)                                                     16,609
                                          1,500    Majesco Entertainment Co. (a)                                         2,235
                                          5,200    Marvel Entertainment, Inc. (a)                                      144,300
                                          2,400    Metal Management, Inc.                                              110,880
                                          6,000    Midway Games, Inc. (a)(f)                                            37,500
                                          2,600    Movado Group, Inc.                                                   76,570
                                          3,005    O'Charleys, Inc. (a)                                                 57,966
                                          4,100    OSI Restaurant Partners, Inc.                                       161,950
                                          2,295    PF Chang's China Bistro, Inc. (a)                                    96,115
                                          2,800    Panera Bread Co. Class A (a)                                        165,368
                                          3,300    Papa John's International, Inc. (a)                                  97,020
                                            900    Peco II, Inc. (a)                                                       675
                                          7,300    Penn National Gaming, Inc. (a)                                      309,666
                                          1,670    RC2 Corp. (a)                                                        67,451
                                          3,300    Rare Hospitality International, Inc. (a)                             99,297
                                          1,800    Red Robin Gourmet Burgers, Inc. (a)                                  69,876
                                          3,100    Regis Corp.                                                         125,147
                                          2,600    Ruby Tuesday, Inc.                                                   74,360
                                          1,300    Russ Berrie & Co., Inc. (a)                                          18,330
                                          6,000    Samsonite Corp.                                                       6,180
                                         20,800    Service Corp. International                                         246,688
                                            400    Servotronics, Inc. (a)                                                3,720
                                          2,900    Shutterfly, Inc. (a)                                                 46,516
                                          6,337    Sonic Corp. (a)                                                     141,188
                                          3,300    Sotheby's Holdings, Inc. Class A                                    146,784
                                            900    The Steak n Shake Co. (a)                                            15,093
                                            510    Steinway Musical Instruments, Inc.                                   16,458
                                         11,400    Stewart Enterprises, Inc. Class A                                    91,884
                                          5,150    THQ, Inc. (a)                                                       176,078
                                          6,000    Take-Two Interactive Software, Inc. (a)(f)                          120,840
                                          5,400    The Topps Co., Inc.                                                  52,488
                                          3,300    Traffix, Inc.                                                        18,282
                                          2,400    Trans World Entertainment Corp. (a)                                  13,632
                                          4,600    Triarc Cos.                                                          79,074
                                          3,500    Trump Entertainment Resorts, Inc. (a)                                63,245
                                          2,155    Tupperware Corp.                                                     53,724
                                          9,400    Warner Music Group Corp.                                            160,364
                                          7,000    World Wrestling Entertainment, Inc.                                 114,100
                                          3,090    Youbet.com, Inc. (a)                                                  9,239
                                                                                                                 -------------
                                                                                                                     6,569,537
------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 1.0%                   800    AM Castle & Co.                                               $      23,488
                                          7,600    Advanced Environmental Recycling Technologies, Inc.                  10,488
                                                   Class A (a)

                                          1,900    Brush Engineered Materials, Inc. (a)                                 92,093
                                          2,700    Century Aluminum Co. (a)                                            126,576
                                          4,000    China Precision Steel, Inc. (a)                                      26,600
                                            100    Claymont Steel, Inc. (a)                                              1,993
                                         26,500    Coeur d'Alene Mines Corp. (a)                                       108,915
                                          6,600    Commercial Metals Co.                                               206,910
                                          2,427    Encore Wire Corp. (f)                                                61,452
                                         11,900    Hecla Mining Co. (a)                                                107,814
                                          1,900    Kaiser Aluminum Corp. (a)                                           148,200
                                          1,100    Minerals Technologies, Inc.                                          68,376
                                          3,100    Mueller Industries, Inc.                                             93,310
                                          2,000    RTI International Metals, Inc. (a)                                  182,020
                                          4,224    Reliance Steel & Aluminum Co.                                       204,442
                                         22,100    Southern Copper Corp. (f)                                         1,583,686
                                          5,284    Stillwater Mining Co. (a)                                            67,054
                                         16,295    Titanium Metals Corp. (a)                                           584,668
                                                                                                                 -------------
                                                                                                                     3,698,085
------------------------------------------------------------------------------------------------------------------------------
Optical Photo & Equipment - 0.1%                   CPI Corp.                                                            52,510
                                          1,100    Cyberoptics Corp. (a)                                                15,345
                                          1,300    Imation Corp.                                                        52,494
                                          9,230    Ingram Micro, Inc. Class A (a)                                      178,231
                                          2,095    LaserCard Corp. (a)                                                  24,700
                                            200    Meade Instruments Corp. (a)                                             492
                                          1,900    Photronics, Inc. (a)                                                 29,545
                                            100    StockerYale, Inc. (a)                                                   153
                                          1,000    Zygo Corp. (a)                                                       16,010
                                                                                                                 -------------
                                                                                                                       369,480
------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.6%            4,600    Bowater, Inc.                                                       109,572
                                          5,300    Buckeye Technologies, Inc. (a)                                       68,794
                                          1,804    CSS Industries, Inc.                                                 67,614
                                          5,900    Caraustar Industries, Inc. (a)                                       37,052
                                          1,200    Chesapeake Corp.                                                     18,120
                                          1,700    Deltic Timber Corp.                                                  81,532
                                         44,500    Domtar Corp. (a)                                                    414,295
                                            480    Kadant, Inc. (a)                                                     12,173
                                          2,654    Longview Fibre Co.                                                   65,368
                                          7,700    Louisiana-Pacific Corp.                                             154,462
                                          1,000    Lydall, Inc. (a)                                                     15,890
                                          1,700    Neenah Paper, Inc.                                                   67,558
                                          1,400    P.H. Glatfelter Co.                                                  20,874
                                          6,400    Packaging Corp. of America                                          156,160
                                            900    Pope & Talbot, Inc. (a)                                               6,075
                                          1,559    Potlatch Corp.                                                       71,371
                                          4,171    Rayonier, Inc.                                                      179,353
                                          2,300    Rock-Tenn Co. Class A                                                76,360
                                         22,580    Smurfit-Stone Container Corp. (a)                                   254,251
                                          2,100    Universal Forest Products, Inc.                                     104,055
                                          6,200    Wausau Paper Corp.                                                   89,032
                                                                                                                 -------------
                                                                                                                     2,069,961
------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
Producer Goods - 3.3%                     4,923    AGCO Corp. (a)                                                $     182,003
                                            500    Aaon, Inc.                                                           13,065
                                          1,800    Actuant Corp. Class A                                                91,368
                                          4,400    Aeroflex, Inc. (a)                                                   57,860
                                          2,500    Akorn, Inc. (a)                                                      16,875
                                            700    Alamo Group, Inc.                                                    16,247
                                          1,900    Albany International Corp. Class A                                   68,286
                                            115    Allied Motion Technologies, Inc. (a)                                    714
                                          1,300    Allis-Chalmers Energy, Inc. (a)                                      20,475
                                          1,200    American Vanguard Corp. (f)                                          20,508
                                          5,900    Ametek, Inc.                                                        203,786
                                          2,700    Applied Industrial Technologies, Inc.                                66,231
                                          2,800    AptarGroup, Inc.                                                    187,404
                                             14    Arotech Corp. (a)                                                        47
                                          1,500    Astec Industries, Inc. (a)                                           60,375
                                          6,400    BE Aerospace, Inc. (a)                                              202,880
                                          4,000    Baldor Electric Co.                                                 150,960
                                          4,900    Barnes Group, Inc.                                                  112,749
                                          1,400    Blount International, Inc. (a)                                       17,430
                                          2,700    Blyth, Inc.                                                          56,997
                                          4,500    Briggs & Stratton Corp.                                             138,825
                                            600    CIRCOR International, Inc.                                           21,420
                                          1,100    Cantel Medical Corp. (a)                                             16,929
                                          6,000    Capstone Turbine Corp. (a)                                            6,360
                                            200    Catalyst Semiconductor, Inc. (a)                                        726
                                          3,600    Chart Industries, Inc. (a)                                           65,376
                                          1,100    Cherokee International Corp. (a)                                      6,204
                                            100    Chicago Rivet & Machine Co.                                           2,200
                                          3,000    Clarcor, Inc.                                                        95,400
                                          4,185    Cognex Corp.                                                         90,689
                                          1,100    Columbus McKinnon Corp. (a)                                          24,629
                                          1,900    Comfort Systems USA, Inc.                                            22,762
                                            360    Concord Camera Corp. (a)                                              1,681
                                          1,900    Cryo-Cell International, Inc. (a)                                     4,142
                                            600    Culp, Inc. (a)                                                        4,248
                                          2,500    Curtiss-Wright Corp.                                                 96,350
                                          2,000    Diamond Management & Technology Consultants, Inc.                    23,380
                                            300    Directed Electronics, Inc. (a)                                        2,688
                                          5,500    Distributed Energy Systems Corp. (a)                                  7,535
                                          1,300    Dynamic Materials Corp. (a)                                          42,484
                                            300    The Eastern Co.                                                       8,154
                                          6,900    Evergreen Solar, Inc. (a)(f)                                         67,275
                                          2,000    FMC Corp.                                                           150,860
                                          1,600    The Fairchild Corp. (a)                                               3,232
                                         10,990    Fastenal Co.                                                        385,200
                                          2,500    Federal Signal Corp.                                                 38,800
                                          5,000    Flanders Corp. (a)                                                   36,250
                                          3,200    Flowserve Corp.                                                     183,008
                                          5,640    Foster Wheeler Ltd. (a)                                             329,320
                                          1,300    Franklin Electric Co., Inc.                                          60,450
                                          3,700    Gardner Denver, Inc. (a)                                            128,945
                                          1,656    The Gorman-Rupp Co.                                                  53,042

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          3,887    Graco, Inc.                                                   $     152,215
                                          5,800    GrafTech International Ltd. (a)                                      52,664
                                            700    HI Shear Technology Corp.                                             7,700
                                          3,000    HNI Corp.                                                           137,790
                                          1,400    Hardinge, Inc.                                                       36,624
                                          5,800    Harsco Corp.                                                        260,188
                                          4,590    Herman Miller, Inc.                                                 153,719
                                          5,000    Hexcel Corp. (a)                                                     99,250
                                          3,900    Hubbell, Inc. Class B                                               188,136
                                            100    Hurco Companies, Inc. (a)                                             4,285
                                          3,350    IDEX Corp.                                                          170,448
                                            100    Ibis Technology Corp. (a)                                               132
                                            400    Inplay Technologies, Inc. (a)                                           556
                                            500    IntriCon Corp. (a)                                                    2,950
                                          4,675    Jarden Corp. (a)                                                    179,052
                                          2,500    Kaydon Corp.                                                        106,400
                                          2,800    Kennametal, Inc.                                                    189,308
                                          2,700    Knoll, Inc.                                                          64,341
                                            600    LB Foster Co. Class A (a)                                            12,366
                                          1,100    LaBarge, Inc. (a)                                                    14,300
                                          1,700    Ladish Co., Inc. (a)                                                 63,988
                                            534    Lawson Products, Inc.                                                20,228
                                          5,000    Lennox International, Inc.                                          178,500
                                          2,482    Libbey, Inc.                                                         34,798
                                          2,295    Lincoln Electric Holdings, Inc.                                     136,690
                                          1,800    Lindsay Manufacturing Co.                                            57,222
                                          3,200    Liquidity Services, Inc. (a)                                         54,208
                                          2,600    Lone Star Technologies, Inc. (a)                                    171,678
                                          3,700    MSC Industrial Direct Co. Class A                                   172,716
                                          1,700    Magnetek, Inc. (a)                                                    8,568
                                          4,300    Manitowoc Co.                                                       273,179
                                            900    Material Sciences Corp. (a)                                           8,982
                                          1,400    Matthews International Corp. Class A                                 56,980
                                          2,700    Merix Corp. (a)                                                      22,194
                                          3,360    Micrel, Inc. (a)                                                     37,027
                                            900    Middleby Corp. (a)                                                  118,656
                                          4,356    Milacron, Inc. (a)                                                    2,875
                                            900    Modtech Holdings, Inc. (a)                                            2,826
                                          2,425    Moog, Inc. Class A (a)                                              101,001
                                            400    NACCO Industries, Inc. Class A                                       54,964
                                          1,700    NATCO Group, Inc. Class A (a)                                        58,004
                                          3,700    NN, Inc.                                                             46,213
                                          2,900    Nordson Corp.                                                       134,734
                                          3,700    Oceaneering International, Inc. (a)                                 155,844
                                          4,500    PainCare Holdings, Inc. (a)                                           1,665
                                          6,250    Pentair, Inc.                                                       194,750
                                          5,207    Plug Power, Inc. (a)                                                 16,454
                                          1,600    Possis Medical, Inc. (a)                                             20,816
                                          8,650    Precision Castparts Corp.                                           900,032
                                          3,140    Presstek, Inc. (a)                                                   18,997
                                          2,300    RBC Bearings, Inc. (a)                                               76,889
                                          1,000    Reddy Ice Holdings, Inc.                                             30,180
                                          2,505    Regal-Beloit Corp.                                                  116,182

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          3,200    Research Frontiers, Inc. (a)(f)                               $      30,624
                                            700    Riviera Holdings Corp. (a)                                           19,565
                                          1,700    Robbins & Myers, Inc.                                                63,393
                                          1,125    Ronson Corp. (a)                                                      2,238
                                          5,000    Roper Industries, Inc.                                              274,400
                                            470    SI International, Inc. (a)                                           13,494
                                          3,348    SPX Corp.                                                           235,030
                                          7,000    Safeguard Scientifics, Inc. (a)                                      20,720
                                          4,700    Sauer-Danfoss, Inc.                                                 141,470
                                            900    Sequa Corp. Class A (a)                                             107,793
                                          5,600    The Shaw Group, Inc. (a)                                            175,112
                                          1,700    Somanetics Corp. (a)                                                 33,898
                                          1,800    Sonic Solutions, Inc. (a)                                            25,380
                                            200    Spectrum Control, Inc. (a)                                            2,460
                                            700    Standex International Corp.                                          19,957
                                         12,000    Steelcase, Inc. Class A                                             238,680
                                            300    Strattec Security Corp. (a)                                          12,675
                                          1,500    Sun Hydraulics, Inc.                                                 40,095
                                          2,300    T-3 Energy Services, Inc. (a)                                        46,276
                                          1,165    TRM Corp. (a)                                                         3,250
                                          1,400    Team, Inc. (a)                                                       53,410
                                          1,500    Technology Research Corp.                                             7,380
                                          3,000    Tecumseh Products Co. Class A (a)                                    30,210
                                          2,000    Teleflex, Inc.                                                      136,140
                                          1,200    Tennant Co.                                                          37,788
                                          2,600    Tenneco, Inc. (a)                                                    66,196
                                          8,000    ThermoGenesis Corp. (a)                                              28,960
                                          4,900    Timken Co.                                                          148,519
                                          4,400    Trinity Industries, Inc.                                            184,448
                                          1,700    Triumph Group, Inc.                                                  94,078
                                          1,900    TurboChef Technologies, Inc. (a)                                     28,918
                                            200    Twin Disc, Inc.                                                       8,540
                                          2,100    Tyler Technologies, Inc. (a)                                         26,670
                                         10,040    Valhi, Inc.                                                         132,528
                                          1,200    Valmont Industries, Inc.                                             69,396
                                          2,700    Watsco, Inc.                                                        137,889
                                          3,400    Watts Water Technologies, Inc. Class A                              129,302
                                          3,100    Woodward Governor Co.                                               127,627
                                          1,100    X-Rite, Inc.                                                         14,245
                                                                                                                 -------------
                                                                                                                    11,814,042
------------------------------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.6%               3,400    Alexander & Baldwin, Inc.                                           171,496
                                          3,800    American Commercial Lines, Inc. (a)                                 119,510
                                          4,600    Diamondhead Casino Corp. (a)                                         11,270
                                            100    Double Hull Tankers, Inc.                                             1,478
                                          4,800    Eagle Bulk Shipping, Inc.                                            93,072
                                            100    Excel Maritime Carriers Ltd. (a)                                      1,723
                                          2,500    Florida East Coast Industries, Inc.                                 156,725
                                          1,400    Freightcar America, Inc.                                             67,438
                                          4,000    GATX Corp.                                                          191,200
                                            900    Genco Shipping & Trading Ltd.                                        28,602
                                          2,100    General Maritime Corp.                                               60,648
                                          1,950    Genesee & Wyoming, Inc. Class A (a)                                  51,890
                                          1,700    Greenbrier Cos., Inc.                                                45,390

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          3,200    Horizon  Lines, Inc. Class A                                  $     105,024
                                          3,100    Hornbeck Offshore Services, Inc. (a)                                 88,815
                                            300    International Shipholding Corp. (a)                                   5,508
                                          5,900    Kansas City Southern (a)                                            209,922
                                          1,900    Martin Midstream Partners LP                                         74,176
                                          5,300    OMI Corp. New Shares                                                142,358
                                          2,100    Overseas Shipholding Group, Inc.                                    131,460
                                          1,600    Saia, Inc. (a)                                                       38,000
                                          5,500    Ship Finance International Ltd.                                     150,865
                                          2,000    Trico Marine Services, Inc. (a)                                      74,520
                                          2,400    Westinghouse Air Brake Technologies Corp.                            82,776
                                                                                                                 -------------
                                                                                                                     2,103,866
------------------------------------------------------------------------------------------------------------------------------
Real Property - 5.5%                      6,200    AMB Property Corp.                                                  364,498
                                            700    AMREP Corp. (f)                                                      54,075
                                          3,500    Acadia Realty Trust                                                  91,245
                                          2,980    Affordable Residential Communities Inc. (a)                          36,147
                                          1,795    Alesco Financial, Inc.                                               15,634
                                            500    Alexander's, Inc. (a)                                               205,850
                                          2,400    Alexandria Real Estate Equities, Inc.                               240,888
                                            400    American Land Lease, Inc.                                            10,000
                                            500    American Mortgage Acceptance Co.                                      4,470
                                          4,800    American Real Estate Partners LP                                    571,440
                                            500    American Realty Investors, Inc. (a)                                   4,040
                                          4,400    Amerivest Properties, Inc.                                                0
                                         17,100    Annaly Capital Management, Inc.                                     264,708
                                          4,100    Anthracite Capital, Inc.                                             49,200
                                          2,700    Anworth Mortgage Asset Corp.                                         26,379
                                          2,300    Arbor Realty Trust, Inc.                                             70,012
                                          3,200    Associated Estates Realty Corp.                                      45,088
                                          1,000    Avatar Holdings, Inc. (a)(f)                                         71,440
                                          4,435    BRE Properties                                                      280,070
                                          2,000    BRT Realty Trust                                                     60,380
                                          2,500    Big 5 Sporting Goods Corp.                                           64,800
                                          3,400    BioMed Realty Trust, Inc.                                            89,420
                                          6,314    Brandywine Realty Trust                                             210,951
                                         19,200    Brookfield Properties Corp.                                         773,760
                                          4,300    CBL & Associates Properties, Inc.                                   192,812
                                          3,800    CBRE Realty Finance, Inc.                                            50,274
                                          2,300    California Coastal Communities, Inc.                                 46,667
                                          4,757    Camden Property Trust                                               334,465
                                          2,500    Capstead Mortgage Corp.                                              24,975
                                          1,100    Cedar Shopping Centers, Inc.                                         17,820
                                          3,200    Colonial Properties Trust                                           146,144
                                          3,400    Corporate Office Properties Trust                                   155,312
                                          3,000    Cousins Properties, Inc.                                             98,580
                                          7,700    Crescent Real Estate EQT Co.                                        154,462
                                          3,100    Crystal River Capital, Inc.                                          83,204
                                         15,400    DCT Industrial Trust, Inc.                                          182,182
                                          4,900    DiamondRock Hospitality Co.                                          93,100
                                          3,100    Digital Realty Trust, Inc.                                          123,690
                                          9,500    Douglas Emmett, Inc.                                                242,535
                                         11,075    Duke Realty Corp.                                                   481,430
                                          1,200    Eastgroup Properties, Inc.                                           61,236

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          3,500    Education Realty Trust, Inc.                                  $      51,730
                                          1,800    Entertainment Properties Trust                                      108,450
                                          5,100    Equity Inns, Inc.                                                    83,538
                                          1,700    Equity Lifestyle Properties, Inc.                                    91,817
                                          6,855    Equity One, Inc.                                                    181,658
                                          2,000    Essex Property Trust, Inc.                                          258,960
                                          3,840    Federal Realty Investment Trust                                     347,981
                                          5,500    FelCor Lodging Trust, Inc.                                          142,835
                                          6,100    Fieldstone Investment Corp.                                          18,727
                                          1,327    First Acceptance Corp. (a)                                           13,894
                                          3,600    First Industrial Realty Trust, Inc.                                 163,080
                                          1,200    First Potomac Realty Trust                                           34,284
                                          8,300    Forest City Enterprises, Inc. Class A                               549,294
                                          2,300    GMH Communities Trust                                                22,977
                                         18,430    General Growth Properties, Inc.                                   1,190,025
                                          1,900    Getty Realty Corp.                                                   54,606
                                          2,100    Gladstone Commercial Corp.                                           42,105
                                          2,700    Glimcher Realty Trust                                                72,954
                                          4,200    Government Properties Trust, Inc.                                    44,940
                                            322    Grubb & Ellis Co. (a)                                                 3,784
                                         14,700    HRPT Properties Trust                                               180,810
                                         14,800    Health Care Property Investors, Inc.                                533,244
                                          6,352    Health Care REIT, Inc.                                              278,853
                                          3,900    Healthcare Realty Trust, Inc.                                       145,470
                                          2,900    Highland Hospitality Corp.                                           51,620
                                          2,550    Highwoods Properties, Inc.                                          100,700
                                          2,700    Home Properties, Inc.                                               142,587
                                          5,405    Hospitality Properties Trust                                        252,954
                                          1,600    Housevalues, Inc. (a)                                                 8,096
                                          5,500    IMPAC Mortgage Holdings, Inc. (f)                                    27,500
                                          6,800    Inland Real Estate Corp.                                            124,712
                                          2,500    Innkeepers USA Trust                                                 40,700
                                          7,000    Investors Real Estate Trust                                          74,130
                                          9,700    iStar Financial, Inc.                                               454,251
                                            100    JER Investors Trust, Inc.                                             1,902
                                          2,500    Jones Lang LaSalle, Inc.                                            260,700
                                          2,800    Kilroy Realty Corp.                                                 206,500
                                          1,700    Kite Realty Group Trust                                              33,915
                                            900    LTC Properties, Inc.                                                 23,319
                                          3,000    LaSalle Hotel Properties                                            139,080
                                          4,720    Lexington Corporate Properties Trust                                 99,734
                                          5,760    Liberty Property Trust                                              280,627
                                          3,800    LoopNet, Inc. (a)                                                    64,942
                                          5,670    Luminent Mortgage Capital, Inc.                                      50,690
                                          4,800    MFA Mortgage Investments, Inc.                                       36,960
                                          4,900    The Macerich Co.                                                    452,564
                                          4,600    Mack-Cali Realty Corp.                                              219,098
                                          2,500    Maguire Properties, Inc.                                             88,900
                                          3,400    Meruelo Maddux Properties, Inc. (a)                                  29,750
                                          2,100    Mid-America Apartment Communities, Inc.                             118,146
                                          1,100    Mission West Properties, Inc.                                        15,906
                                         10,424    Move, Inc. (a)                                                       57,749
                                          1,600    National Health Investors, Inc.                                      50,144

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                            700    National Health Realty, Inc.                                  $      16,450
                                          5,191    National Retail Properties, Inc.                                    125,570
                                          7,100    Nationwide Health Properties, Inc.                                  221,946
                                          5,800    New Plan Excel Realty Trust                                         191,574
                                          2,605    Newcastle Investment Corp.                                           72,237
                                          6,000    NorthStar Realty Finance Corp.                                       91,260
                                          4,700    NovaStar Financial, Inc. (f)                                         23,500
                                          3,400    Omega Healthcare Investors, Inc.                                     58,310
                                          3,500    Origen Financial, Inc.                                               24,360
                                            900    Orleans Homebuilders, Inc.                                            7,965
                                          2,100    PS Business Parks, Inc.                                             148,092
                                          1,500    Parkway Properties, Inc.                                             78,375
                                          2,599    Pennsylvania Real Estate Investment Trust                           115,214
                                          1,200    Pope Resources LP                                                    48,144
                                          2,500    Post Properties, Inc.                                               114,325
                                          5,400    RAIT Investment Trust                                               150,876
                                          1,600    Ramco-Gershenson Properties Trust                                    57,136
                                          1,300    Reading International, Inc. Class A (a)                              11,076
                                          7,000    Realty Income Corp.                                                 197,400
                                          1,600    Redwood Trust, Inc.                                                  83,488
                                          4,000    Regency Centers Corp.                                               334,200
                                          4,282    SL Green Realty Corp.                                               587,405
                                          1,900    Saul Centers, Inc.                                                  108,110
                                          5,900    Senior Housing Properties Trust                                     141,010
                                            900    Sovran Self Storage, Inc.                                            49,869
                                          5,200    Spirit Finance Corp.                                                 77,480
                                          5,900    The St. Joe Co. (f)                                                 308,629
                                          1,600    Stonemor Partners LP                                                 38,960
                                          3,800    Strategic Hotel Capital, Inc.                                        86,906
                                            200    Stratus Properties, Inc. (a)                                          6,724
                                          2,000    Sun Communities, Inc.                                                62,040
                                          3,200    Sunstone Hotel Investors, Inc.                                       87,232
                                          2,700    Tanger Factory Outlet Centers, Inc.                                 109,053
                                          4,000    Taubman Centers, Inc.                                               231,960
                                          7,255    Thornburg Mortgage, Inc.                                            188,630
                                          2,000    Toreador Resources Corp. (a)                                         36,300
                                            100    Transcontinental Realty Investors, Inc. (a)                           1,278
                                          9,565    UDR, Inc.                                                           292,880
                                          5,000    U-Store-It Trust                                                    100,600
                                          1,300    Universal Health Realty Income Trust                                 46,475
                                          1,300    Urstadt Biddle Properties, Inc.                                      23,595
                                            900    Urstadt Biddle Properties, Inc. Class A                              17,604
                                          8,500    Ventas, Inc.                                                        358,105
                                          2,300    Washington Real Estate Investment Trust                              86,066
                                          4,975    Weingarten Realty Investors                                         236,611
                                          4,000    Winston Hotels, Inc.                                                 60,120
                                          1,049    ZipRealty, Inc. (a)(f)                                                7,427
                                                                                                                 -------------
                                                                                                                    19,739,842
------------------------------------------------------------------------------------------------------------------------------
Retail - 2.8%                             1,000    1-800 Contacts, Inc. (a)                                             16,800
                                          4,170    1-800-FLOWERS.COM, Inc. Class A (a)                                  32,443
                                          3,066    99 Cents Only Stores (a)                                             45,162
                                          2,700    AC Moore Arts & Crafts, Inc. (a)                                     57,618
                                          2,675    Aaron Rents, Inc.                                                    70,727

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          6,000    Advance Auto Parts, Inc.                                      $     231,300
                                          3,200    Allion Healthcare, Inc. (a)                                          13,056
                                          1,300    Alloy, Inc. (a)                                                      15,444
                                         13,865    American Eagle Outfitters, Inc.                                     415,811
                                          5,675    AnnTaylor Stores Corp. (a)                                          220,077
                                            200    Arden Group, Inc. Class A                                            26,700
                                          3,600    Asbury Automotive Group, Inc.                                       101,700
                                          3,200    BJ's Wholesale Club, Inc. (a)                                       108,256
                                          3,600    Barnes & Noble, Inc.                                                142,020
                                            251    Blair Corp.                                                          10,539
                                          1,100    Bluegreen Corp. (a)                                                  12,419
                                          2,500    The Bombay Co., Inc. (a)                                              3,050
                                          1,800    The Bon-Ton Stores, Inc.                                            101,232
                                          2,300    Books-A-Million, Inc.                                                32,752
                                          4,700    Borders Group, Inc.                                                  95,974
                                          2,256    Brightpoint, Inc. (a)                                                25,809
                                          1,300    Build-A-Bear Workshop, Inc. (a)(f)                                   35,711
                                         12,600    Carmax, Inc. (a)                                                    309,204
                                          5,100    Casey's General Stores, Inc.                                        127,551
                                          3,900    Casual Male Retail Group, Inc. (a)                                   46,137
                                          2,750    The Cato Corp. Class A                                               64,323
                                          4,400    Central Garden and Pet Co. (a)                                       64,988
                                          2,700    Charlotte Russe Holding, Inc. (a)                                    77,949
                                         10,155    Charming Shoppes, Inc. (a)                                          131,507
                                         10,000    Chico's FAS, Inc. (a)                                               244,300
                                          2,605    The Children's Place Retail Stores, Inc. (a)                        145,255
                                          2,238    Christopher & Banks Corp.                                            43,574
                                          5,000    Claire's Stores, Inc.                                               160,600
                                          7,670    Coldwater Creek, Inc. (a)                                           155,548
                                          2,900    Color Kinetics, Inc. (a)                                             56,347
                                          3,600    Cost Plus, Inc. (a)                                                  36,000
                                          2,100    DEB Shops, Inc.                                                      56,868
                                          2,600    DSW, Inc. Class A (a)                                               109,746
                                          2,299    dELiA*s, Inc. (a)                                                    21,105
                                          7,505    Dollar Tree Stores, Inc. (a)                                        286,991
                                          5,206    Dress Barn, Inc. (a)                                                108,337
                                          3,400    drugstore.com, Inc. (a)                                               8,772
                                          2,700    The Finish Line, Inc. Class A                                        34,020
                                            200    Flanigan's Enterprises, Inc. (a)                                      2,210
                                         10,200    Foot Locker, Inc.                                                   240,210
                                          5,050    Fred's, Inc.                                                         74,235
                                          8,600    GameStop Corp. Class A (a)                                          280,102
                                          1,400    Gander Mountain Co. (a)(f)                                           15,624
                                          2,200    Genesco, Inc. (a)                                                    91,366
                                          2,400    Great Atlantic & Pacific Tea Co. (f)                                 79,632
                                          2,800    Guitar Center, Inc. (a)                                             126,336
                                          2,900    Gymboree Corp. (a)                                                  116,203
                                          2,700    HFF, Inc. Class A (a)                                                40,500
                                          4,250    HOT Topic, Inc. (a)                                                  47,175
                                          4,500    Hancock Fabrics, Inc. (a)                                             7,650
                                          6,200    Hanesbrands, Inc. (a)                                               182,218
                                          3,800    Insight Enterprises, Inc. (a)                                        68,324
                                          1,200    Jamba, Inc. (a)                                                      11,016

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          1,365    Jo-Ann Stores, Inc. (a)                                       $      37,196
                                          1,100    Kirkland's, Inc. (a)                                                  5,467
                                          2,200    Longs Drug Stores Corp.                                             113,608
                                          3,200    Men's Wearhouse, Inc.                                               150,560
                                          4,995    Movie Gallery, Inc. (a)                                              22,452
                                          8,110    O'Reilly Automotive, Inc. (a)                                       268,441
                                          1,300    Overstock.com, Inc. (a)                                              21,580
                                          3,000    PC Connection, Inc. (a)(f)                                           42,900
                                          5,200    PEP Boys-Manny, Moe & Jack                                           99,268
                                          9,900    PetSmart, Inc.                                                      326,304
                                          4,925    Pacific Sunwear of California, Inc. (a)                             102,588
                                          6,200    Pathmark Stores, Inc. (a)                                            79,360
                                          3,000    Payless Shoesource, Inc. (a)                                         99,600
                                          9,500    Pier 1 Imports, Inc.                                                 65,645
                                          3,750    PriceSmart, Inc.                                                     57,600
                                          3,100    Rent-A-Center, Inc. (a)                                              86,738
                                          2,200    Retail Ventures, Inc. (a)                                            46,310
                                         35,300    Rite Aid Corp. (a)                                                  203,681
                                         10,000    Ross Stores, Inc.                                                   344,000
                                          2,000    Ruddick Corp.                                                        60,160
                                          1,700    Ruth's Chris Steak House, Inc. (a)                                   34,612
                                          9,400    Saks, Inc.                                                          195,896
                                         11,370    Sally Beauty Co., Inc. (a)                                          104,490
                                          2,400    School Specialty, Inc. (a)                                           86,664
                                          1,000    Sharper Image Corp. (a)                                              11,050
                                          1,800    Shoe Carnival, Inc. (a)                                              59,940
                                          2,150    Stamps.com, Inc. (a)                                                 30,895
                                          4,800    Stein Mart, Inc.                                                     78,336
                                          3,600    Systemax, Inc. (f)                                                   67,428
                                          4,800    Talbots, Inc.                                                       113,376
                                          3,200    Texas Roadhouse, Inc. Class A (a)                                    45,600
                                          3,700    Tractor Supply Co. (a)                                              190,550
                                          4,200    Tuesday Morning Corp.                                                62,328
                                          2,800    Tween Brands, Inc. (a)                                              100,016
                                          2,200    Unifirst Corp.                                                       84,414
                                          2,800    United Stationers, Inc. (a)                                         167,776
                                         10,300    Urban Outfitters, Inc. (a)                                          273,053
                                            500    VSI Holdings, Inc. (a)                                                    0
                                          1,800    Weis Markets, Inc.                                                   80,460
                                          1,600    West Marine, Inc. (a)                                                29,136
                                          4,475    The Wet Seal, Inc. Class A (a)                                       29,311
                                          8,300    Williams-Sonoma, Inc.                                               294,318
                                          2,700    Wilsons The Leather Experts, Inc. (a)                                 4,050
                                          3,100    Zale Corp. (a)                                                       81,778
                                          2,500    Zumiez, Inc. (a)                                                    100,300
                                                                                                                 -------------
                                                                                                                    10,045,758
------------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.3%                  7,670    Alberto-Culver Co.                                                  175,490
                                          7,100    Bare Escentuals, Inc. (a)                                           254,677
                                          1,900    Chattem, Inc. (a)                                                   111,986
                                          3,600    Church & Dwight Co., Inc.                                           181,260
                                          3,400    Elizabeth Arden, Inc. (a)                                            74,188
                                          1,400    Inter Parfums, Inc.                                                  29,400
                                          4,300    Nu Skin Enterprises, Inc. Class A                                    71,036

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          1,100    Parlux Fragrances, Inc. (a)(f)                                $       6,138
                                          2,400    Physicians Formula Holdings, Inc. (a)                                45,312
                                          3,600    Playtex Products, Inc. (a)                                           48,852
                                         29,898    Revlon, Inc. Class A (a)                                             31,991
                                            500    Steiner Leisure Ltd. (a)                                             22,490
                                                                                                                 -------------
                                                                                                                     1,052,820
------------------------------------------------------------------------------------------------------------------------------
Steel - 0.5%                              8,100    AK Steel Holding Corp. (a)                                          189,459
                                            200    Ampco-Pittsburgh Corp.                                                5,778
                                          2,100    Carpenter Technology Corp.                                          253,596
                                          3,000    Chaparral Steel Co.                                                 174,510
                                          3,300    Cleveland-Cliffs, Inc.                                              211,233
                                          1,400    Cold Metal Products, Inc. (a)                                             0
                                            600    Friedman Industries, Inc.                                             5,544
                                          3,600    Gibraltar Industries, Inc.                                           81,432
                                          1,600    Northwest Pipe Co. (a)                                               63,728
                                            605    Olympic Steel, Inc.                                                  18,749
                                            500    Omega Flex, Inc.                                                     11,250
                                          2,250    Quanex Corp.                                                         95,287
                                          2,500    Ryerson, Inc. (f)                                                    99,050
                                          2,850    Schnitzer Steel Industries, Inc. Class A                            114,484
                                            400    Shiloh Industries, Inc.                                               4,512
                                          6,480    Steel Dynamics, Inc.                                                279,936
                                          1,500    Steel Technologies, Inc.                                             44,370
                                          1,000    Universal Stainless & Alloy Products, Inc. (a)                       47,470
                                          6,600    Worthington Industries, Inc. (f)                                    135,828
                                                                                                                 -------------
                                                                                                                     1,836,216
------------------------------------------------------------------------------------------------------------------------------
Telephone - 2.4%                          5,400    Acme Packet, Inc. (a)                                                79,812
                                          5,680    Adtran, Inc.                                                        138,308
                                          7,800    Airspan Networks, Inc. (a)                                           29,640
                                          4,900    Alaska Communications Systems Group, Inc.                            72,275
                                         31,753    American Tower Corp. Class A (a)(j)                               1,236,779
                                          4,705    Applied Digital Solutions, Inc. (a)                                   7,340
                                            600    Applied Innovation, Inc. (a)                                          2,016
                                          2,600    Applied Signal Technology, Inc.                                      46,618
                                            500    Atlantic Tele-Network, Inc.                                          13,065
                                          8,000    Autobytel, Inc. (a)                                                  28,320
                                          2,900    Boston Communications Group, Inc. (a)                                 5,220
                                          2,500    CT Communications, Inc.                                              60,250
                                          2,000    Carrier Access Corp. (a)                                             10,220
                                          8,800    Centennial Communications Corp. (a)                                  72,424
                                         10,200    Cincinnati Bell, Inc. (a)                                            47,940
                                          3,000    Consolidated Communications Holdings, Inc.                           59,670
                                         12,386    Covad Communications Group, Inc. (a)                                 15,730
                                         22,790    Crown Castle International Corp. (a)                                732,243
                                          2,799    D&E Communications, Inc.                                             37,283
                                          2,000    Ditech Networks, Inc. (a)                                            16,240
                                         14,100    Dobson Communications Corp. Class A (a)                             120,978
                                          2,415    Equinix, Inc. (a)                                                   206,796
                                         12,200    Extreme Networks, Inc. (a)                                           51,606
                                          3,800    FairPoint Communications, Inc.                                       72,998
                                         12,400    FiberTower Corp. (a)(f)                                              64,356
                                              1    Fibernet Telecom Group, Inc. (a)                                          8
                                         18,100    Finisar Corp. (a)                                                    63,350

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          4,500    Fusion Telecommunications International, Inc. (a)             $       3,375
                                          3,400    General Communication, Inc. Class A (a)                              47,600
                                          2,000    GeoEye, Inc. (a)                                                     35,700
                                          3,295    Global Crossing Ltd. (a)                                             90,613
                                          7,100    Globalstar, Inc. (a)(f)                                              75,260
                                              6    GoAmerica, Inc. (a)                                                      36
                                            800    HickoryTech Corp.                                                     5,544
                                            800    Hughes Communications, Inc. (a)                                      39,064
                                         10,100    ICO Global Communications Holdings Ltd. (a)                          39,390
                                          1,600    ID Systems, Inc. (a)                                                 19,248
                                          4,600    IDT Corp. Class B                                                    52,210
                                            200    Ibasis, Inc. (a)                                                      2,198
                                          4,200    InPhonic, Inc. (a)(f)                                                45,780
                                          2,400    Inter-Tel, Inc.                                                      56,736
                                          4,200    Interdigital Communications Corp. (a)                               133,014
                                          3,800    Iowa Telecommunications Services, Inc.                               76,000
                                          1,500    iPCS, Inc. (a)                                                       73,485
                                          2,300    j2 Global Communications, Inc. (a)                                   63,756
                                          5,700    Leap Wireless International, Inc. (a)                               376,086
                                         97,888    Level 3 Communications, Inc. (a)                                    597,117
                                            300    NET2000 Communications, Inc. (a)                                          0
                                         12,200    NII Holdings, Inc. (a)                                              904,996
                                          4,300    NTELOS Holdings Corp.                                                82,646
                                          3,900    Nextwave Wireless, Inc. (a)                                          39,000
                                            600    North Pittsburgh Systems, Inc.                                       13,062
                                          3,586    Novatel Wireless, Inc. (a)                                           57,519
                                            400    Occam Networks, Inc. (a)                                              4,468
                                            247    Optical Cable Corp. (a)                                               1,314
                                            900    Optium Corp. (a)                                                     17,469
                                          6,600    PAETEC Holding Corp. (a)                                             69,168
                                         29,100    Primus Telecommunications GP (a)(f)                                  15,277
                                          1,600    RCN Corp. (a)                                                        40,880
                                         15,300    Sonus Networks, Inc. (a)                                            123,471
                                            390    Stratos International, Inc. (a)                                       2,894
                                          4,200    SunCom Wireless Holdings, Inc. Class A (a)                            7,056
                                            800    SureWest Communications                                              19,896
                                          3,200    Syniverse Holdings, Inc. (a)                                         33,728
                                          3,800    Telephone & Data Systems, Inc.                                      226,556
                                          3,300    Telephone & Data Systems, Inc. (Special Shares)                     184,470
                                            200    Telular Corp. (a)                                                       712
                                          2,700    Terremark Worldwide, Inc. (a)                                        21,762
                                          8,900    Time Warner Telecom, Inc. Class A (a)                               184,853
                                          6,100    U.S. Cellular Corp. (a)                                             448,045
                                          2,800    USA Mobility, Inc.                                                   55,804
                                          6,100    Utstarcom, Inc. (a)(f)                                               50,569
                                         24,955    Virgin Media, Inc.                                                  630,114
                                         13,000    Vonage Holdings Corp. (a)                                            44,850
                                          1,500    Warwick Valley Telephone Co.                                         24,285
                                                                                                                 -------------
                                                                                                                     8,428,561
------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber Goods - 0.1%                 200    American Biltrite, Inc. (a)                                           1,862
                                          1,100    Bandag, Inc.                                                         55,759
                                          4,400    Carlisle Cos., Inc.                                                 188,892
                                          6,100    Cooper Tire & Rubber Co.                                            111,569

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          1,000    SRI/Surgical Express, Inc. (a)                                $       5,040
                                            400    Synergetics USA, Inc. (a)                                             1,432
                                                                                                                 -------------
                                                                                                                       364,554
------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                            6,500    Alliance One International, Inc. (a)                                 59,995
                                          8,400    Loews Corp. - Carolina Group                                        635,124
                                          2,100    M&F Worldwide Corp. (a)                                              99,981
                                            900    Schweitzer-Mauduit International, Inc.                               22,365
                                          2,145    Universal Corp.                                                     131,596
                                          5,983    Vector Group Ltd. (f)                                               111,942
                                                                                                                 -------------
                                                                                                                     1,061,003
------------------------------------------------------------------------------------------------------------------------------
Travel & Recreation - 2.4%                  100    Aldila, Inc.                                                          1,636
                                          4,038    All-American SportPark, Inc. (a)                                      1,010
                                          1,200    Ambassadors Group, Inc.                                              39,888
                                          2,000    Amerco, Inc. (a)                                                    139,980
                                            100    American Classic Voyages Co. (a)                                          0
                                          3,600    Ameristar Casinos, Inc.                                             115,596
                                          3,000    Bally Technologies, Inc. (a)                                         70,740
                                          2,500    Bally Total Fitness Holding Corp. (a)                                 1,525
                                          5,400    Boyd Gaming Corp.                                                   257,256
                                            600    Buckhead America Corp. (a)                                                0
                                          5,600    CKX, Inc. (a)                                                        62,160
                                          3,700    Callaway Golf Co.                                                    58,312
                                          2,900    Cedar Fair, LP                                                       82,824
                                            800    Central Parking Corp.                                                17,744
                                          4,800    Choice Hotels International, Inc.                                   170,064
                                          3,800    Dick's Sporting Goods, Inc. (a)                                     221,388
                                          2,100    Dollar Thrifty Automotive Group, Inc. (a)                           107,184
                                          3,416    Dover Downs Gaming & Entertainment, Inc.                             43,998
                                          4,200    Empire Resorts, Inc. (a)                                             39,438
                                         23,977    Expedia, Inc. (a)                                                   555,787
                                          1,000    Full House Resorts, Inc. (a)                                          3,790
                                          1,800    Great Wolf Resorts, Inc. (a)                                         23,814
                                          3,800    Interstate Hotels & Resorts, Inc. (a)                                23,978
                                          1,392    K2, Inc. (a)                                                         16,829
                                         26,900    Las Vegas Sands Corp. (a)(f)                                      2,329,809
                                          1,900    Life Time Fitness, Inc. (a)                                          97,679
                                          1,100    Lodgian, Inc. (a)                                                    14,696
                                         21,200    MGM Mirage (a)                                                    1,473,824
                                          3,400    MTR Gaming Group, Inc. (a)                                           44,472
                                          1,500    Marcus Corp.                                                         34,890
                                            700    Marine Products Corp.                                                 6,699
                                          1,100    Monarch Casino & Resort, Inc. (a)                                    28,600
                                          2,700    Multimedia Games, Inc. (a)                                           32,130
                                          3,900    Orient Express Hotels Ltd. 'A'                                      233,298
                                          5,200    Pinnacle Entertainment, Inc. (a)                                    151,164
                                          4,850    Pool Corp. (f)                                                      173,630
                                          4,200    Premier Exhibitions, Inc. (a)                                        49,770
                                          2,300    President Casinos, Inc. (a)                                             805
                                          4,200    Progressive Gaming International Corp. (a)                           18,900
                                            300    Red Lion Hotels Corp. (a)                                             3,732
                                         16,500    Royal Caribbean Cruises Ltd. (f)                                    695,640
                                          7,300    Scientific Games Corp. Class A (a)                                  239,659
                                          3,143    Shuffle Master, Inc. (a)(f)                                          57,360

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                         Shares
Industry                                   Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------
                                          6,800    Silverleaf Resorts, Inc. (a)                                  $      31,280
                                         10,600    Six Flags, Inc. (a)(f)                                               63,706
                                            200    Sonesta International Hotels Corp. Class A                            5,660
                                          2,600    Speedway Motorsports, Inc.                                          100,750
                                          4,500    Station Casinos, Inc.                                               389,565
                                            600    Town Sports International Holdings, Inc. (a)                         13,080
                                          1,260    TravelCenters of America LLC (a)                                     48,409
                                          1,100    Travelzoo, Inc. (a)                                                  40,447
                                          2,200    Vail Resorts, Inc. (a)                                              119,526
                                          1,800    WMS Industries, Inc. (a)                                             70,632
                                                                                                                 -------------
                                                                                                                     8,624,753
------------------------------------------------------------------------------------------------------------------------------
Trucking & Freight - 0.8%                 2,600    Arkansas Best Corp.                                                  92,430
                                            300    BancTrust Financial Group, Inc.                                       6,348
                                          2,425    Celadon Group, Inc. (a)                                              40,498
                                          2,400    Con-way, Inc.                                                       119,616
                                          2,700    Covenant Transport, Inc. Class A (a)                                 29,754
                                         13,210    Expeditors International Washington, Inc.                           545,837
                                          2,600    Forward Air Corp.                                                    85,488
                                          1,900    Frozen Food Express Industries, Inc.                                 15,808
                                          2,400    HUB Group, Inc. Class A (a)                                          69,576
                                          9,508    Heartland Express, Inc.                                             150,987
                                          4,800    Hythiam, Inc. (a)(f)                                                 32,640
                                         11,100    JB Hunt Transport Services, Inc.                                    291,264
                                          4,500    Knight Transportation, Inc.                                          80,190
                                          6,910    Laidlaw International, Inc.                                         239,086
                                          5,100    Landstar System, Inc.                                               233,784
                                          1,237    Marten Transport Ltd. (a)                                            19,644
                                          3,162    Old Dominion Freight Line, Inc. (a)                                  91,097
                                            400    PAM Transportation Services, Inc. (a)                                 8,248
                                          3,800    Pacer International, Inc.                                           102,372
                                          1,500    Quality Distribution, Inc. (a)                                       12,975
                                          3,300    Sirva, Inc. (a)                                                      11,781
                                          5,370    Swift Transportation Co., Inc. (a)                                  167,329
                                          1,200    TAL International Group, Inc.                                        28,800
                                          1,900    U.S. Xpress Enterprises, Inc. Class A (a)                            32,794
                                            700    USA Truck, Inc. (a)                                                  10,878
                                          5,900    UTI Worldwide, Inc.                                                 145,022
                                            900    Universal Truckload Services, Inc. (a)                               21,789
                                          1,800    Wabash National Corp.                                                27,756
                                          6,100    Werner Enterprises, Inc.                                            110,837
                                          4,129    YRC Worldwide, Inc. (a)                                             166,068
                                                                                                                 -------------
                                                                                                                     2,990,696
------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks (Cost - $246,645,899) - 93.1%               332,737,583
------------------------------------------------------------------------------------------------------------------------------

                                                   Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                             50    ATSI Communications, Inc. Series H (a)(g)                                13
------------------------------------------------------------------------------------------------------------------------------
                                                   Total Preferred Stocks (Cost - $200) - 0.0%                              13
------------------------------------------------------------------------------------------------------------------------------

                                                   Warrants (i)
------------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                            121    Optical Cable Corp. (expires 10/24/2007)                                 53
------------------------------------------------------------------------------------------------------------------------------
                                                   Total Warrants (Cost - $0) - 0.0%                                        53
------------------------------------------------------------------------------------------------------------------------------

                                     Beneficial
                                       Interest    Other Interests (d)
------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%               $   600    PetroCorp Incorporated (Escrow Shares)                                    0
------------------------------------------------------------------------------------------------------------------------------
                                                   Total Other Interests (Cost - $0) - 0.0%                                  0
------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2007

                                     Beneficial
                                       Interest
                                                   Short-Term Securities                                                 Value
------------------------------------------------------------------------------------------------------------------------------
                                   $ 24,201,902    BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                   5.26% (b)(e)                                                  $  24,201,902
                                     26,486,546    BlackRock Liquidity Series, LLC Money Market Series,
                                                   5.33% (b)(c)(e)                                                  26,486,546
------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities (Cost - $50,688,448) - 14.2%         50,688,448
------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments (Cost - $297,334,547*) - 107.3%               383,426,097

                                                   Liabilities in Excess of Other Assets - (7.3%)                  (26,013,149)
                                                                                                                 -------------
                                                   Net Assets - 100.0%                                           $ 357,412,948
                                                                                                                 =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

          Aggregate cost                                           $ 298,083,430
                                                                   =============
          Gross unrealized appreciation                            $ 99,483,927
          Gross unrealized depreciation                             (14,141,260)
                                                                   -------------
          Net unrealized appreciation                              $ 85,342,667
                                                                   =============


(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------
                                                                                            Dividend/
                                           Purchase         Sales            Realized       Interest
      Affiliate                              Cost           Cost           Gain (Loss)       Income
      -----------------------------------------------------------------------------------------------
      BlackRock Liquidity Series,
         LLC Cash Sweep Series           $ 1,494,526 *    $      --         $     --        $ 346,691
      BlackRock Liquidity Series,
         LLC Money Market Series         $ 2,433,786 *    $      --         $     --        $  78,987
      BlackRock, Inc.                    $   103,364      $ 162,481         $ (6,436)       $   6,633
      PNC Financial Services
         Group, Inc.                     $    14,800      $ 182,845         $ 26,424        $      --
      -----------------------------------------------------------------------------------------------

*     Represents net purchase cost.
(c)   Security was purchased with the cash proceeds from securities loans.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e)   Represents the current yield as of March 31, 2007.
(f)   Security, or a portion of security, is on loan.
(g)   Convertible security.
(h)   Depositary receipts.
(i) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(j) All or a portion of security held as collateral in connection with open financial futures contracts.
o Financial futures contracts purchased as of March 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------
      Number of                                         Expiration          Face            Unrealized
      Contracts     Issue                                  Date            Value           Appreciation
      -------------------------------------------------------------------------------------------------
           21      Russell 2000 Index                   June 2007       $  8,230,814       $    253,186
           37     S&P MidCap 400 Index                  June 2007       $ 15,400,482            431,818
      -------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                  $    685,004
                                                                                           ============

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: May 21, 2007